As Filed with the U.S. Securities and Exchange Commission on April 7, 2017
1933 Act File No. 033-64872
1940 Act File No. 811-07820

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 89 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 89 ☒
(Check appropriate box or boxes.)
__________________
American Century Capital Portfolios, Inc. (Exact Name of Registrant as Specified in Charter)
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices)(Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: April 10, 2017

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 10, 2017 at 8:30 a.m. Central time pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

April 10, 2017

AC Alternatives®
Prospectus

AC Alternatives® Income Fund
Investor Class (ALNNX)
 I Class ( ALNIX )
Y Class ( ALYNX )
A Class (ALNAX)
T Class ( ALNTX )
C Class (ALNHX)
R Class (ALNRX)
R6 Class (ALNDX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	3
Principal Risks	4
Fund Performance	8
Portfolio Management	9
Purchase and Sale of Fund Shares	9
Tax Information	9
Payments to Broker-Dealers and Other Financial Intermediaries	9
Objectives, Strategies and Risks	10
Management	18
Investing Directly with American Century Investments	21
Investing Through a Financial Intermediary	23
Additional Policies Affecting Your Investment	28
Share Price and Distributions	32
Taxes	34
Multiple Class Information	36
Financial Highlights	37
Appendix A	A-1

©2017 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary
Investment Objective
The fund seeks to provide diverse sources of income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for A Class sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. Purchases of at least $250,000 in T Class shares of the fund may also qualify for sales charge discounts. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 24 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	I1	Y	A	T	C	R	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.75%	2.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None²	None	1.00%	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	T	C	R	R6
Management Fee	2.00%	1.80%	1.65%	2.00%	2.00%	2.00%	2.00%	1.65%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	0.25%	1.00%	0.50%	None
Other Expenses
Interest on Short Sales	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Other	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	2.07%	1.87%	1.72%	2.32%	2.32%	3.07%	2.57%	1.72%
Fee Waiver[3]	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses After Waiver	1.99%	1.79%	1.64%	2.24%	2.24%	2.99%	2.49%	1.64%

[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.

[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

[3]
The advisor has agreed to waive 0.08 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 9, 2018, and cannot terminate it prior to such date without the approval of the Board of Directors.

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Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$202	$642	$1,107	$2,390
I Class	$182	$581	$1,004	$2,181
Y Class	$167	$535	$927	$2,022
A Class	$790	$1,252	$1,738	$3,068
T Class	$472	$950	$1,453	$2,829
C Class	$303	$942	$1,605	$3,370
R Class	$253	$793	$1,359	$2,894
R6 Class	$167	$535	$927	$2,022
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 98% of the average value of its portfolio.
Principal Investment Strategies
The fund pursues its investment objective by focusing primarily on asset classes and strategies that generate current income and will invest primarily in income-generating securities. Specifically, the fund will combine several distinct strategies designed to capture current yield from a variety of income producing securities with an additional focus on seeking to protect investor purchasing power through capital appreciation.
American Century Investment Management, Inc. (the advisor) utilizes multiple subadvisors to manage the fund’s assets, each employing its own particular investment strategy. Perella Weinberg Partners Capital Management LP (PWP) has been engaged by the advisor to identify and recommend other underlying subadvisors to manage distinct investment strategies within the fund. PWP uses a flexible and opportunistic investment strategy that allocates assets among underlying subadvisors with expertise in various investment strategies, and supplements those strategies with its own direct investment management and hedging strategies. PWP also provides tactical allocation of assets among the various underlying subadvisors and a framework for the risk management and investment monitoring of the fund. The advisor provides oversight of each of these functions.
PWP may allocate assets to underlying subadvisors employing all or a subset of the investment strategies described below at any given time, and, subject to the oversight of the advisor, may change allocations from time to time in its discretion.
The fund’s principal investment strategies include:

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Corporate credit strategies involve purchasing fixed-income corporate securities, including securities that are rated below investment grade (also known as high-yield securities or junk bonds). Investments in this strategy may also include mortgage and other asset-backed securities, floating rate bank loans, loan participations and other floating rate debt securities, such as collateralized loan obligations (also known as CLOs), as well as other types of credit and credit-related securities.

•
Structured credit strategies involve taking long or short positions in asset-backed securities, including securities backed by commercial and residential mortgages, which may include non-agency mortgage-backed securities. Asset-backed securities may also involve securities backed by auto loans, credit card debt, student loans, corporate loans or other collateral. These securities may pay fixed or variable rates of interest.

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Real estate strategies focus investments in real estate investment trusts (REITs) and equities, debt and hybrid securities issued by companies that own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate or real estate-related companies at the time of investment (collectively, real estate companies). The strategy may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate or real estate-related companies that the underlying subadvisor believes have above-average yield potential.

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Master limited partnership (MLP) strategies seek to deliver high yields and asset growth by investing (directly or indirectly through other instruments) in publicly traded partnerships that have a special tax designation which allows them to pass through their income,

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gains, losses and other deductions or credits to their shareholders. MLPs must invest in energy infrastructure, financial services or real estate and buy assets that are designed to produce income for their investors.

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Income-oriented equity strategies seek to identify equity investments in companies with a favorable dividend-paying history that have prospects for dividend payments to continue or increase. Equity investments include common stock, preferred stock, equity equivalent securities such as convertible securities and derivative instruments that give exposure to equities such as stock futures contracts, stock index futures contracts, equity options and swaps on equities.

•
PWP overlay strategies are utilized by PWP to manage liquidity, hedging and overall thematic exposure of the fund. PWP utilizes investments in certain securities, including but not limited to, exchange traded funds, futures, options, and swaps with the intention of exploiting market opportunities, managing inflows and outflows of fund assets and/or hedging against certain risks identified by PWP.

In addition to positions in individual securities, the fund may allocate investments, long or short, to exchange-traded funds (ETFs) or other securities that provide exposure to certain market or sector indices. The fund may invest in securities of foreign companies including companies located in emerging markets, when these securities meet an underlying subadvisor’s standards of selection. The fund also may use foreign currency exchange contracts in order to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
The fund may invest in fixed-income securities of any maturity and does not seek to maintain a particular weighted average maturity.
The fund is currently authorized to utilize the following investment strategies and underlying subadvisors:

Investment Strategy	Underlying Subadvisor
Opportunistic Corporate Credit	Arrowpoint Asset Management, LLC
Structured Credit	Good Hill Partners LP
Corporate Credit	Bain Capital Credit, LP
Income-oriented Equity, Overlay and MLPs	PWP
PWP may make recommendations to the advisor to terminate and replace underlying subadvisors from time to time. To identify underlying subadvisors, PWP uses various selection criteria, which include investment capability, alignment with fund objectives, ability to compliment the styles of other subadvisors to achieve the fund’s objective and other factors. The advisor will then determine which underlying subadvisor changes are recommended to the fund’s board of directors for approval. In making allocation decisions regarding underlying subadvisors, PWP performs due diligence on both investment and general business aspects of the underlying subadvisor. PWP’s analysis considers, among other factors, the manager’s investment philosophy and process, historical track record, infrastructure, risk management capabilities, and organizational stability. PWP also considers the outlook for the underlying subadvisor’s investment strategy given current and future capital market and economic conditions. PWP may decide to terminate an underlying subadvisor allocation or investment strategy when it no longer believes the underlying subadvisor can contribute favorably towards our overall desired risk and return profile for the fund. Such decisions could be based on a change in current or expected capital market and economic conditions, key employee turnover, or a change in the manager’s investment or risk management process, or organizational stability, among other factors.
The fund is classified as a nondiversified fund, meaning that it may invest a larger percentage of its assets in a smaller number of securities than a diversified fund. The fund may also engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher portfolio turnover rate may indicate higher transaction costs and may affect the fund’s performance. Higher portfolio turnover also may result in the realization and distribution of capital gains, including short-term capital gains.
Principal Risks

•
Allocation Risk - The fund’s exposure to equities and fixed-income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time. The fund is actively managed and allocation decisions will be based on the advisor’s and subadvisors’ judgment about markets, volatility, interest rates, or the potential increase in value of particular investments or assets. There is no guarantee that the advisor’s and subadvisors’ decisions will produce the desired results.

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Bank Loan Risk - The fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. The market for bank loans may not be highly liquid and the fund may have difficulty selling them. The fund’s bank loan investments typically will result in the fund having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. In addition, transactions in bank loans may take more than seven days to settle. As a result, the proceeds from the sale of bank loans may not be readily available to make additional investments or to meet the fund’s redemption obligations. Some bank loan interests may not be registered under the Securities Act of 1933 and therefore not afforded the protections of the federal securities laws.

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•
Collateralized Debt Obligations/Collateralized Loan Obligation Risk - The fund may invest in collateralized debt obligations, collateralized loan obligations and other related instruments. Collateralized debt obligations and CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. CLOs issue securities in tranches with different payment characteristics and different credit ratings. Below investment grade tranches of CLO Securities typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. CLOs can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLOs in general. The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

•
Convertible Securities Risk - The fund may invest in convertible securities, which may be affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. In addition, because these securities are convertible into common stock, they are subject to general stock market risk, though to a lesser degree.

•	Counterparty Risk - If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties to such contracts.

•
Credit Risk - Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations. If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties to such contracts.

•
Derivatives Risk - The use of derivative instruments, such as futures, options and swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including leverage, liquidity, interest rate, market, credit, counterparty and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments. Gains or losses involving some futures, options and other derivatives may be substantial — in part because a relatively small price movement in these instruments may result in an immediate and substantial gain or loss for the fund. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Options are subject to the risk that the underlying security or asset does not rise sufficiently above the exercise price to cover the premium and transaction costs. Swap agreements subject a fund to the risk that the counterparty to the transaction may not meet its obligations. The fund also bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

•
Emerging Market Risk  - Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•
Equity Securities Risk - The risk that events negatively affecting issuers of equity securities, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and as such, the value of the fund’s shares. Investments in a particular style (such as growth or value) or in small or medium-size companies may enhance this risk.

•
Exchange-Traded Fund Risk  - The risks of owning an exchange-traded fund (ETF) generally reflect the risks of owning the underlying securities they are designed to track, although the price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs also have management fees, which increase their cost, and may trade in the secondary market at a discount to the net asset value of the fund.

•
Extension Risk - When interest rates rise, repayments of fixed-income securities may occur more slowly than anticipated, extending the effective duration of these fixed-income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone.

•
Fixed-Income Securities Risk - The fund’s investments in fixed-income, or debt, securities will be subject to interest rate risk, credit risk, and extension and prepayment risk. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to changes in interest rates. Some fixed-income securities give the issuer the option to call, or redeem the securities before their maturity dates. During periods of market illiquidity or rising interest rates, prices of callable issues are subject to increased price fluctuation.

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•
Foreign Securities Risk - The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result, the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of some foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Foreign Currency Risk - Because the fund may invest in securities denominated in foreign currencies, the fund may be subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

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Foreign Currency Transaction Risk - Non-U.S. currency forward contracts, futures contracts, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the fund’s position. Forward contracts are not guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the fund. In respect of such trading, the fund is subject to the risk of counterparty failure or the inability of or refusal by a counterparty to perform with respect to such contracts.

•
High-Yield Debt Risk - Issuers of high-yield securities (also known as “junk bonds”) are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•
Interest Rate Risk - Changes in interest rates may adversely affect the value of the fund’s investments in fixed-income securities. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. When a fund holds floating or adjustable rate debt securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Investments in debt securities pose the risk that the subadvisor’s forecast of the direction of interest rates might be incorrect.

•
Leverage Risk - Leverage in the fund's portfolio can be created from borrowing or utilizing certain types of transactions or instruments such as derivatives and short selling.  Leverage can result in losses to the fund that exceed the amount originally invested and may amplify changes in the fund's net asset value.  Leverage may also impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, and result in increased volatility.

•
Liquidity Risk - The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Liquidity risk is more pronounced for the fund than for funds that invest primarily in other types of securities. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may also be difficult to value.

•	Market Risk - The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•
Master Limited Partnership (MLP) Risk - The value of MLP units listed and traded on U.S. securities exchanges may fluctuate based on prevailing market conditions and the success of the MLP. Investments in MLP units present additional risks when compared to investments in common stock and present special tax risks. MLPs are also subject to the risks associated with their underlying assets. MLPs often have underlying assets in industrial, energy, real estate and financial sectors, and will be subject to the risks associated with these sectors.

•
Mortgage-Backed and Other Asset-Backed Securities Risk - Mortgage-related and other asset-backed securities are subject to additional risks including prepayment and extension risk. Mortgage-backed securities offered by non-governmental issuers are subject to specific risks, such as the failure of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets underlying the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

•
Multi-Manager Risk - Fund performance is dependent upon the success of the advisor and subadvisors in implementing the fund’s investment strategies in pursuit of its goal.  The fund’s performance will depend on the success of PWP’s methodology in allocating the fund’s assets to underlying subadvisors and its selection and oversight of subadvisors.  To the extent the underlying subadvisors’ investment styles are not complimentary to each other, the fund’s performance could be negatively affected.  In addition, underlying subadvisors could enter into conflicting transactions (e.g. one subadvisor purchasing a security at the same time another subadvisor sells the same security or the fund taking a long position in a security it has also sold short), which depending on the performance of such securities and the economic environment, could be beneficial or detrimental to the fund's performance.  Multi-manager strategies can increase a fund's portfolio turnover rate, which could result in higher levels of realized capital gains or losses, higher brokerage commissions and other transaction costs.  Some underlying subadvisors may have limited experience managing mutual

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funds, which, unlike other funds these subadvisors manage, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations.

•
Nondiversification - The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the underlying subadvisors the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund.

•
Prepayment or Call Risk - If the fund holds a fixed-income security subject to prepayment or call risk, it may not benefit fully from the increase in value that other fixed-income securities generally experience when interest rates fall. Upon prepayment of the security, the fund may be forced to reinvest the proceeds in securities with lower yields. In addition, the fund may lose the amount of premium paid in the event of prepayment.

•
Real Estate Investing - The fund’s investments in real estate companies may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning, other governmental regulation, and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk and credit risk.

•
REITs Risk - Investments in REITs are subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall. Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the fund’s performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the fund invests.

•
Redemption Risk - The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•
Risk Management - No management program can eliminate the fund’s exposure to market risk. Although the fund is managed in an effort to reduce the effects of market risk on the fund, there is no guarantee that the fund will successfully manage the risks associated with its investments.

•
Senior Loan Risk - The fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed-income market. Senior loans may be subject to structural subordination and, although the loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.

•	Small and Medium-Sized Company Risk - The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.

•
Subordinated Securities Risk - The fund may invest in securities that are subordinated in right of payment to more senior securities of the issuer. The fund is more likely to suffer a credit loss on subordinated securities of an issuer than on non-subordinated securities of the same issuer.

•
Valuation Risk - The sales price of a security may well differ - higher or lower - from the fund’s last valuation of such security, and the difference could be significant, particularly for illiquid securities and/or markets that experience extreme volatility. If a particular security trades in a thin market (a market with a low number of buyers and sellers), prices for such security may be more volatile and such security may be more difficult to value, since there are fewer transactions taking place in the marketplace. If market conditions exist that cause the fund to fair-value certain securities, investors who purchase or redeem shares on days the fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds than if the fund had not fair-valued securities or used a different valuation methodology.

•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

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Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns
Highest Performance Quarter (2Q 2016): 3.26% Lowest Performance Quarter (1Q 2016): -0.32%

Average Annual Total Returns For the calendar year ended December 31, 2016	1 year	Since Inception	Inception Date
Investor Class Return Before Taxes	6.70%	0.93%	07/31/2015
Return After Taxes on Distributions	4.64%	-0.48%	07/31/2015
Return After Taxes on Distributions and Sale of Fund Shares	3.82%	0.09%	07/31/2015
I Class Return Before Taxes	7.03%	1.23%	07/31/2015
Y Class[1] Return Before Taxes	7.19%	1.40%	04/10/2017
A Class Return Before Taxes	0.41%	-3.31%	07/31/2015
T Class[2] Return Before Taxes	3.81%	-1.11%	N/A
C Class Return Before Taxes	5.66%	-0.03%	07/31/2015
R Class Return Before Taxes	6.17%	0.47%	07/31/2015
R6 Class Return Before Taxes	7.19%	1.40%	07/31/2015
HFRX Fixed Income - Credit Index (reflects no deduction for fees, expenses or taxes)	4.97%	-0.42%	07/31/2015
Bloomberg Barclays U.S. Universal Bond Index (reflects no deduction for fees, expenses or taxes)	3.91%	2.41%	07/31/2015
1 Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares.
2 Historical performance for the T Class prior to its inception is based on the performance of Investor Class shares. T Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

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Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Manager
Cleo Chang, Senior Vice President and Head of Alternative Investments, has managed the fund since 2017.
Subadvisor (Manager Selection, Asset Allocation and Security Selection)
Perella Weinberg Partners Capital Management LP
Portfolio Managers
Chris Bittman, Partner of PWP and CEO/CIO of the PWP Agility platform, has managed the fund since 2015.
Kent Muckel, CFA, Partner of PWP, has managed the fund since 2015.
Darren Myers, CFA, Partner of PWP, has managed the fund since 2015.
Underlying Subadvisors (Security Selection)
Arrowpoint Asset Management, LLC
Good Hill Partners LP
Bain Capital Credit, LP
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). Investors opening accounts through financial intermediaries may open an account with $250 for Investor, A, T, C and R Classes, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
The minimum initial investment amount for the I Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you have an aggregate investment in the American Century family of funds of $10 million or more ($5 million for endowments and foundations). This includes accounts held directly with American Century and those held through a financial intermediary.
There is no minimum initial investment amount for Y or R6 Class shares.
For the Investor, A, C, R and R6 Classes, there is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. Employer-sponsored retirement plans are not eligible to invest in the I, T or Y Class.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services for investments in all classes except the Y and R6 Classes. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Objectives, Strategies and Risks
What is the fund’s investment objective?
The fund seeks to provide diverse sources of income.
The fund’s investment objective is a nonfundamental investment policy and may be changed by the Board of Directors without approval by shareholders upon 60 days’ prior written notice to shareholders.
What are the fund’s principal investment strategies?
The fund pursues its investment objective by focusing primarily on asset classes and strategies that generate current income and will invest primarily in income-generating securities. Specifically, the fund will combine several distinct strategies designed to capture current yield from a variety of income producing securities with an additional focus on seeking to protect investor purchasing power through capital appreciation.
American Century Investment Management, Inc. (the advisor) utilizes multiple subadvisors to manage the fund’s assets, each employing its own particular investment strategy. Perella Weinberg Partners Capital Management LP (PWP) has been engaged by the advisor to identify and recommend other underlying subadvisors to manage distinct investment strategies within the fund. PWP uses a flexible and opportunistic investment strategy that allocates assets among underlying subadvisors with expertise in various investment strategies, and supplements those strategies with its own direct investment management and hedging strategies. PWP also provides tactical allocation of assets among the various underlying subadvisors and a framework for the risk management and investment monitoring of the fund. The advisor provides oversight of each of these functions.
PWP may allocate assets to underlying subadvisors employing all or a subset of the investment strategies described below at any given time, and, subject to the oversight of the advisor, may change allocations from time to time in its discretion.
The fund’s principal investment strategies include:

•
Corporate credit strategies involve purchasing fixed-income corporate securities, including securities that are rated below investment grade (also known as high-yield securities or junk bonds). Investments in this strategy may also include mortgage and other asset-backed securities, floating rate bank loans, loan participations and other floating rate debt securities, such as collateralized loan obligations (also known as CLOs), as well as other types of credit and credit-related securities.

•
Structured credit strategies involve taking long or short positions in asset-backed securities, including securities backed by commercial and residential mortgages, which may include non-agency mortgage-backed securities. Asset-backed securities may also involve securities backed by auto loans, credit card debt, student loans, corporate loans or other collateral. These securities may pay fixed or variable rates of interest.

•
Real estate strategies focus investments in real estate investment trusts (REITs) and equities, debt and hybrid securities issued by companies that own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate or real estate-related companies at the time of investment (collectively, real estate companies). The strategy may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate or real estate-related companies that the underlying subadvisor believes have above-average yield potential.

•
Master limited partnership (MLP) strategies seek to deliver high yields and asset growth by investing (directly or indirectly through other instruments) in publicly traded partnerships that have a special tax designation which allows them to pass through their income, gains, losses and other deductions or credits to their shareholders. MLPs must invest in energy infrastructure, financial services or real estate and buy assets that are designed to produce income for their investors.

•
Income-oriented equity strategies seek to identify equity investments in companies with a favorable dividend-paying history that have prospects for dividend payments to continue or increase. Equity investments include common stock, preferred stock, equity equivalent securities such as convertible securities and derivative instruments that give exposure to equities such as stock futures contracts, stock index futures contracts, equity options and swaps on equities.

•
PWP overlay strategies are utilized by PWP to manage liquidity, hedging and overall thematic exposure of the fund. PWP utilizes investments in certain securities, including but not limited to, exchange traded funds, futures, options, and swaps with the intention of exploiting market opportunities, managing inflows and outflows of fund assets and/or hedging against certain risks identified by PWP.

As a non-principal investment strategy, the fund may engage in short-selling transactions. Generally, the underlying subadvisors take short positions in securities that they have identified as overvalued. When the fund takes a short position, it sells at the current market price a security it does not own but has borrowed in anticipation that the market price of the security will decline. To complete, or close out, the short sale transaction, the fund buys the same security in the market and returns it to the lender. The fund makes money when the market price of the borrowed security goes down and the fund is able to replace it for less than it realized by selling it earlier. Conversely, if the price of the security goes up after the sale, the fund will lose money because it will have to pay more to replace the borrowed security than it received when it sold the security short.

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In addition to positions in individual securities, the fund may allocate investments, long or short, to ETFs or other securities that provide exposure to certain market or sector indices.The fund may invest in securities of foreign companies, including companies located in emerging markets, when these securities meet an underlying subadvisor’s standards of selection. The fund also may use foreign currency exchange contracts in order to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
The fund may invest in fixed-income securities of any maturity and does not seek to maintain a particular weighted average maturity.
The fund may invest in derivative instruments for both hedging and non-hedging purposes (although no underlying subadvisor is required to hedge positions or use derivatives).  The fund's derivative instruments may include:

•	futures contracts, including futures on equity or fixed-income securities or indices, currency futures or interest rate futures;

•	options, including long and short positions in call options and put options on individual equity or fixed-income securities, indices, or currencies;

•	swaps, including equity, currency, interest rate, total return, various inflation and credit default swaps;

•	forward contracts, including forwards on equity or fixed-income securities or indices, currency forwards, interest rate forwards and non-deliverable forwards; and

•	other instruments, including structured securities, exchange-traded notes, and contracts for differences.
When entering into derivatives positions, the fund will be required to segregate assets to cover such obligations at levels consistent with the guidance of the SEC.
The fund is currently authorized to utilize the following investment strategies and underlying subadvisors:

Investment Strategy	Underlying Subadvisor
Opportunistic Corporate Credit	Arrowpoint Asset Management, LLC
Structured Credit	Good Hill Partners LP
Corporate Credit	Bain Capital Credit, LP
Income-oriented Equity, Overlay and MLPs	PWP
PWP may make recommendations to the advisor to terminate and replace underlying subadvisors from time to time. To identify underlying subadvisors, PWP uses various selection criteria, which include investment capability, alignment with fund objectives, ability to compliment the styles of other subadvisors to achieve the fund’s objective and other factors. The advisor will then determine which underlying subadvisor changes are recommended to the fund’s board of directors for approval. In making allocation decisions regarding underlying subadvisors, PWP performs due diligence on both investment and general business aspects of the underlying subadvisor. PWP’s analysis considers, among other factors, the manager’s investment philosophy and process, historical track record, infrastructure, risk management capabilities, and organizational stability. PWP also considers the outlook for the underlying subadvisor’s investment strategy given current and future capital market and economic conditions. PWP may decide to terminate an underlying subadvisor allocation or investment strategy when it no longer believes the underlying subadvisor can contribute favorably towards our overall desired risk and return profile for the fund. Such decisions could be based on a change in current or expected capital market and economic conditions, key employee turnover, or a change in the manager’s investment or risk management process, among other factors.
The advisor and the fund have received an exemptive order from the Securities and Exchange Commission (SEC) exempting the advisor and the fund from certain provisions of the Investment Company Act of 1940 Act restricting the ability to replace a subadvisor. This exemptive order allows the advisor to utilize a “manager of managers” structure when managing the fund’s assets.
Under a manager of managers structure, the advisor has the ultimate responsibility, subject to oversight by the Board of Directors, to oversee the underlying subadvisors and recommend their hiring, termination and replacement. The initial shareholder of the fund approved the fund’s operation using a manager of managers structure and reliance by the fund on the exemptive order. PWP is not considered an underlying subadvisor under the exemptive order, which means that PWP’s subadvisory agreement cannot be materially amended and PWP cannot be replaced as subadvisor without a shareholder vote. However, if in the future the SEC, pursuant to rulemaking or additional exemptive relief, permits the advisor to consider PWP as an underlying subadvisor in the manager of managers structure, the advisor reserves the right to do so.
The fund is classified as a nondiversified fund, meaning that it may invest a larger percentage of its assets in a smaller number of securities than a diversified fund. The fund may also engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher portfolio turnover rate may indicate higher transaction costs and may affect the fund’s performance. Higher portfolio turnover also may result in the realization and distribution of capital gains, including short-term capital gains.

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What are the principal risks of investing in the fund?
Allocation Risk - The fund’s exposure to equities and fixed-income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time. The fund is actively managed and allocation decisions will be based on the advisor’s and subadvisors’ judgment about markets, volatility, interest rates, or the potential increase in value of particular investments or assets. There is no guarantee that the advisor’s and subadvisors’ decisions will produce the desired results.
Bank Loan Risk - The fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest which will expose the fund to the credit risk of both the financial institution and the underlying borrower. The market for bank loans may not be highly liquid and the fund may have difficulty selling them. Participations by the fund in a lender’s portion of a bank loan typically will result in the fund having a contractual relationship only with such lender, not with the borrower. The fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling a loan participation and only upon receipt by such lender of such payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other lenders through set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund may assume the credit risk of both the borrower and the lender selling the participation. In addition, transactions in bank loans may take more than seven days to settle. As a result, the proceeds from the sale of bank loans may not be readily available to make additional investments or to meet the fund’s redemption obligations. To the extent that extended settlement creates short term liquidity needs, the fund may satisfy these needs by holding additional cash, selling other investments (potentially at an inopportune time, which could result in losses to the fund), temporarily borrowing pursuant to its board approved interfund lending policy or temporarily borrowing from banks or other lenders. Some bank loan interests may not be registered under the Securities Act of 1933 and therefore not afforded the protections of the federal securities laws.
Collateralized Debt Obligations/Collateralized Loan Obligation Risk - The fund may invest in collateralized debt obligations, collateralized loan obligations and other related instruments. The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the fund invests. Collateralized debt obligations and CLOs are subject to credit, interest rate, valuation, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. Collateralized debt obligations carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest of other payments, (ii) the collateral may decline in value or default, (iii) the fund may invest in obligations that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results. CLOs issue securities in tranches with different payment characteristics and different credit ratings. Below investment grade tranches of CLO Securities typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. CLOs can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLOs in general. The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.
Convertible Securities Risk - Convertible securities include bonds, debentures, notes, preferred stock or other securities of an issuer that are convertible at a stated exchange rate into the common stock of the issuer. Though the value of convertible securities is primarily affected by the change in the value of the underlying common stock, as with most debt securities, the value of convertible securities may be affected by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due. Generally, when interest rates rise, the value of a debt security will decline. Because of the conversion feature, convertible securities normally offer lower interest or dividend yields than non-convertible securities of similar quality. In addition, since a portion of the convertible securities’ value is often based on the value of the underlying common stock making convertible securities subject to general stock market risk, though to a lesser degree. Convertible securities may be callable by the issuer, which means that the issuer may force the conversion of the securities at a time when it is disadvantageous to do so.
Counterparty Risk - If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties to such contracts.
Credit Risk - Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. A lower

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credit rating indicates a greater risk of non-payment. The fund may invest in high-yield securities, including so-called junk bonds. A high-yield security is one that has been rated below the four highest categories (e.g., BB or Ba) by a nationally recognized rating organization.
If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by the fund fails to pay amounts due when required by the terms of the security, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy, a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of the fund’s investment could decline. If the fund enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the fund will be subject to the credit risk presented by the counterparties to such contracts. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests.
Derivatives Risk - The use of derivative instruments, such as futures, options and swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including leverage, liquidity, interest rate, market, credit, counterparty and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the instrument. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because the leverage in a derivative instrument may cause a relatively small price movement in these instruments to result in an immediate and substantial gain or loss for the fund.
Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed.
Options are subject to the risk that the underlying security or asset does not rise sufficiently above the exercise price to cover the premium and transaction costs. If the fund sells a put option, there is a risk that the fund may be required to buy the underlying asset at a disadvantageous price. If the fund sells a call option, there is a risk that the fund may be required to sell the underlying asset at a disadvantageous price. If the fund sells a call option on an underlying asset that the fund owns and the underlying asset has increased in value when the call option is exercised, the fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset's value above the call price.
Swap agreements are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index). Swap agreements subject a fund to the risk that the counterparty to the transaction may not meet its obligations. The fund also bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.
Equity Securities Risk - The risk that events negatively affecting issuers of equity securities, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and as such, the value of the fund’s shares. Investments in a particular style (such as growth or value) or in small or medium-size companies may enhance this risk.
Exchange-Traded Fund Risk - The fund may purchase exchange-traded funds (ETFs) to gain exposure to specific asset classes or sectors, or as a substitute for investing directly in individual securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the price movement of an index-based ETF may not track the underlying index and may result in a loss. Additionally, the lack of liquidity on an ETF could result in it being more volatile and the market price for the ETF may be higher than or lower than the ETF’s net asset value. ETF’s also have management fees, which increase their cost. ETFs may trade in the secondary market at prices that are below the net asset value of its underlying portfolio securities.
Extension Risk - When interest rates rise, repayments of fixed-income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed-income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the fund’s share price to be more volatile.
Fixed-Income Securities Risk - The fund’s investments in fixed-income, or debt, securities will be subject to interest rate risk, credit risk and prepayment risk. The prices of fixed-income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Prices of

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fixed-income securities tend to move inversely with changes in interest rates. Generally fixed-income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to changes in interest rates. Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed-income security.
This average is weighted according to the size of the fund’s individual holdings and is called the weighted average duration. The following chart shows how portfolio managers would calculate the weighted average duration for the fund if it owned only two debt securities.

	Amount of Security Owned	Percent of Portfolio	Remaining Duration	Weighted Duration
Debt Security A	$100,000	25%	4 years	1 year
Debt Security B	$300,000	75%	12 years	9 years
Weighted Average Duration				10 years
Duration is different from maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity. Further, the weighted average duration of a portfolio will change in response to a change in interest rates, whereas weighted average maturity may not. Duration is generally shorter than remaining time to final maturity because it gives weight to periodic interest payments, as well as the payment of principal at maturity. Due to factors other than interest rate changes that affect the price of a specific security, there generally is not an exact correlation between the price volatility of a security indicated by duration and the actual price volatility of a security.
Some fixed-income securities give the issuer the option to call, or redeem, the securities before their maturity dates. If an issuer calls its security during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value of the security as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of callable issues are subject to increased price fluctuation. In addition, the fund may be subject to extension risk, which occurs during a rising interest rate environment because certain obligations may be paid off by an issuer more slowly than anticipated, causing the value of those securities held by the fund to fall.
Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate and adjustable rate debt securities will not generally increase in value if interest rates decline. When a fund holds floating or adjustable rate debt securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Investments in debt securities pose the risk that a subadvisor’s forecast of the direction of interest rates might be incorrect.
Foreign Securities Risk - The fund may invest in securities issued by foreign corporations or foreign governments, agencies or instrumentalities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable social, political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors and others make investing in foreign securities generally riskier than investing in U.S. securities. Securities of some foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.
Foreign Currency Risk - In addition, investments in foreign countries are subject to currency risk, meaning that because a portion of the fund’s investments may be denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Foreign Currency Transaction Risk - Non-U.S. currency forward contracts, futures contracts, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the fund’s position. Forward contracts are not guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the fund. In respect of such trading, the fund is subject to the risk of counterparty failure or the inability of or refusal by a counterparty to perform with respect to such contracts.
High-Yield Debt Risk - High-yield securities (also known as “junk bonds”) often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. In addition, lower-rated securities may be unsecured or subordinated to other obligations of the issuer. These factors may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities.
Interest Rate Risk - Changes in interest rates may adversely affect the value of the fund’s investments in fixed-income securities. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The opposite is true as interest

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rates decline. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate and adjustable rate debt securities will not generally increase in value if interest rates decline. When a fund holds floating or adjustable rate debt securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Investments in debt securities pose the risk that the subadvisor’s forecast of the direction of interest rates might be incorrect.
Leverage Risk - Leverage in the fund's portfolio can be created from borrowing or utilizing certain types of transactions or instruments such as derivatives and short selling.  Leverage can result in losses to the fund that exceed the amount originally invested and may amplify changes in the fund's net asset value.  Leverage may also impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, and result in increased volatility.
Liquidity Risk - The chance that a fund will have difficulty selling its securities is called liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities. The liquidity risk for the fund is more pronounced than for funds that invest primarily in other types of fixed-income securities. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may also be difficult to value.
Market Risk - The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally, particular industries, real or perceived adverse economic conditions or investor sentiment generally.
Master Limited Partnership (MLP) Risk - The value of MLP units listed and traded on U.S. securities exchanges may fluctuate based on prevailing market conditions and the success of the MLP. The benefit derived from the fund’s investment in MLPs is largely depending on the MLP being treated as a partnership for federal income tax purposes, so any change to this status would adversely affect the price of MLP units. Investments in MLPs involve some risks that vary from an investment in the common stock of a corporation. Holders of MLP interests have limited control on matters affecting the partnership. There may also be conflicts of interest between the MLP and MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price, resulting from regulatory changes or other reasons. In addition, MLPs that concentrate in certain industries or geographic regions are subject to the risks associated with such industry or region. MLPs are also subject to the risks associated with their underlying assets. MLPs often have underlying assets in industrial, energy, real estate and financial sectors, and the fund’s investment in MLPs will be subject to the risks associated with these sectors. MLPs engaged in the energy sector may be affected by adverse economic, environmental, business and regulatory conditions, as well as commodity prices and supply and demand for energy commodities.
Mortgage-Backed and Other Asset-Backed Securities Risk - Mortgage-related and other asset-backed securities are subject to additional risks including prepayment and extension risk. Mortgage-backed securities offered by non-governmental issuers are subject to specific risks, such as the failure of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets underlying the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.
Multi-Manager Risk - Fund performance is dependent upon the success of the advisor and subadvisors in implementing the fund’s investment strategies in pursuit of its goal.  The fund’s performance will depend on the success of PWP’s methodology in allocating the fund’s assets to underlying subadvisors and its selection and oversight of subadvisors.  To the extent the underlying subadvisors’ investment styles are not complimentary to each other, the fund’s performance could be negatively affected.  In addition, underlying subadvisors could enter into conflicting transactions (e.g. one subadvisor purchasing a security at the same time another subadvisor sells the same security or the fund taking a long position in a security it has also sold short), which depending on the performance of such securities and the economic environment, could be beneficial or detrimental to the fund's performance.  Multi-manager strategies can increase a fund's portfolio turnover rate, which could result in higher levels of realized capital gains or losses, higher brokerage commissions and other transaction costs.  Some underlying subadvisors may have limited experience managing mutual funds, which, unlike other funds these subadvisors manage, are subject to daily inflows and outflows of investor cash. Mutual funds are also subject to certain legal and tax-related restrictions on their investments and operations necessary to comply with the Investment Company Act and certain provisions of the Internal Revenue Code applicable to mutual funds, that may be unfamiliar to some subadvisors. The advisor has received an exemptive order from the SEC that permits the advisor to engage additional underlying subadvisors, to enter into subadvisory agreements with those subadvisors and to materially amend any existing subadvisory agreements upon the approval of the Board of Directors and without shareholder approval.

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Nondiversification - The fund is classified as nondiversified. Because it is nondiversified, it may hold large positions in a small number of securities. To the extent it maintains such positions, a price change in any one of those securities may have a greater impact on the fund’s share price than if it were diversified.
Prepayment or Call Risk - Many fixed-income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if the fund holds a fixed-income security subject to prepayment or call risk, it may not benefit fully from the increase in value that other fixed-income securities generally experience when interest rates fall. Upon prepayment of the security, the fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. In addition, if the fund purchases a fixed-income security at a premium (at a price that exceeds its stated par or principal value), the fund may lose the amount of the premium paid in the event of prepayment.
Real Estate Investing - The fund’s investments in real estate companies may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning, other governmental regulation, and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk and credit risk.
REITs Risk - Investments in REITs are subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall. Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the fund’s performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the fund invests.
Redemption Risk - The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, the fund’s performance may be adversely affected.
Risk Management - No management program can eliminate the fund’s exposure to market risk. Although the fund is managed in an effort to reduce the effects of market risk on the fund, there is no guarantee that the fund will successfully manage the risks associated with its investments.
Senior Loan Risk - The fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed-income market. Senior loans may be subject to structural subordination and, although the loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.
Short Sales Risk - The fund may engage in short selling transactions as a non-principal investment strategy. Short sales involve the risk that the fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security. In addition, because the fund’s loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a fund’s loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security’s value cannot drop below zero. In addition, the fund may not be able to close out a short position at a particular time or price advantageous to the fund, and there is some risk the lender of the security sold short will terminate the loan at an inopportune time.
When the fund takes a short position, it borrows securities and then sells them, which effectively leverages the fund’s assets. Leveraging the fund’s investment portfolio may cause the fund to be more volatile because the use of leverage magnifies investment gains and losses of the fund. In addition, the use of leverage may cause the fund to sell portfolio securities at inopportune times in order to meet its obligations or to satisfy segregation requirements.
Small and Medium-Sized Company Risk - The fund may invest in medium-sized and smaller companies, which may be more volatile and subject to greater short-term risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information.

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Subordinated Securities Risk - The fund may invest in securities which are subordinated in right of payment to more senior securities of the issuer, or which represent interests in pools of such subordinated securities. The fund is more likely to suffer a credit loss on subordinated securities of an issuer than on non-subordinated securities of the same issuer. If there is a default, bankruptcy or liquidation of the issuer, most subordinated securities are paid only if sufficient assets remain after payment of the issuer’s non-subordinated securities. In addition, any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on subordinated securities.
Valuation Risk - Many factors may influence the price at which the fund could sell any particular portfolio investment. The sales price may well differ-higher or lower-from the fund’s last valuation of such security, and such difference could be significant, particularly for illiquid securities and/or markets that experience extreme volatility. If a particular security trades in a thin market (a market with a low number of buyers and sellers), prices for such security may be more volatile and such security may be more difficult to value, since there are fewer transactions taking place in the marketplace. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the fund had not fair-valued the securities or had used a different valuation methodology.
Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

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Management
Who manages the fund?
The Board of Directors, investment advisor, and fund management team play key roles in the management of the fund.
The Board of Directors
The Board of Directors is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the fund’s advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940.
The Investment Advisor
The fund’s investment advisor is American Century Investment Management, Inc. (ACIM or the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor will provide general management services to the fund including overall supervisory responsibility for the general management and investment of the fund’s assets. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.
For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, expenses on securities sold short, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For all classes other than the Y and R6 Classes, the advisor may pay unaffiliated third parties for providing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended October 31, 2016	Investor Class	I Class	Y Class	A Class	T Class	C Class	R Class	R6 Class
AC Alternatives Income	1.99%	1.79%	N/A1	1.99%	N/A1	1.99%	1.99%	1.64%
1 The Y and T Classes had not commenced operations as of October 31, 2016. The classes will pay the advisor a unified management fee of 1.65% for Y Class and 2.00% for T Class less any applicable fee waivers.
The advisor is responsible for entering into a subadvisory agreement with, and overseeing the activities of, each of the subadvisors listed below. The advisor also oversees the subadvisors compliance with fund objectives, policies, strategies, and restrictions. The advisor compensates the subadvisors out of the unified management fee it receives from the fund.
A discussion regarding the basis for the Board of Directors’ approval of the fund’s investment advisory agreement with the advisor, as well as each subadvisory agreement between the advisor and the subadvisors, is available in the fund’s annual report to shareholders dated October 31, 2016.
Subadvisors
The advisor has engaged Perella Weinberg Partners Capital Management LP (PWP) to serve as a subadvisor for the fund. PWP is responsible for identifying and recommending underlying subadvisors to manage distinct investment strategies within the fund, as well as providing the daily asset allocation among the underlying subadvisors. PWP may also manage a portion of the fund’s assets using its own investment strategies. PWP is located at 7979 East Tufts Avenue, Suite 700, Denver Colorado 80237. PWP launched in 2007 with capital raised from strategic investors to establish its operations and investment vehicles. The asset management business includes a diversified suite of products providing investors with forward looking investment strategies focused purely on investment returns which are uncorrelated to markets. PWP is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). PWP is also registered with the U.S. Commodity Futures Trading Commission as a commodity pool operator under the Commodity Exchange Act of 1936, as amended, and is a member of the National Futures Association.
Each of the following entities has been engaged as an underlying subadvisor for the fund. Each underlying subadvisor is responsible for managing a discrete portion of the fund’s assets.

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Arrowpoint Asset Management, LLC (Arrowpoint) is located at 100 Fillmore Street, Suite 325, Denver Colorado 80206. Arrowpoint was formed in 2007 by founding principals who previously managed equity and fixed- income assets at Janus Capital.  The firm applies an unconstrained cross-capital structure approach across an investment universe including securitized assets, corporate bonds, and government-related bonds.  Arrowpoint seeks to identify and exploit asymmetric risk/reward opportunities through in-depth fundamental research and risk management processes.  Investments are stress tested utilizing various scenarios and assumptions in order to analyze the range of potential outcomes and limit downside risk.
Good Hill Partners LP (Good Hill) is located at One Greenwich Office Park, Greenwich, Connecticut 06831. Good Hill was founded in 2006 and is an investment management firm focused on asset-backed securities.  The firm employs a flexible relative value approach across the asset-backed securities universe, including sub-sectors such as residential mortgage-backed securities, commercial mortgage-backed securities, credit card receivables, and auto loans.  Good Hill has invested extensively in the technology and resources necessary to perform detailed analyses on the asset pools underlying each structured credit investment.  The up-front work on each individual bond generally results in more of a buy-and-hold approach within the portfolio.
Bain Capital Credit, LP (Bain Capital Credit) is located at 200 Clarendon St., Boston, Massachusetts 02116. Bain Capital Credit is the credit affiliate of Bain Capital, LP. Bain Capital Credit is a global credit specialist founded in 1998. As of October 1, 2016, Bain Capital Credit and its subsidiaries have $33.3 billion in assets under management. Headquartered in Boston, with offices in Chicago, New York, London, Dublin, Australia and Hong Kong, Bain Capital Credit employs 237 people as of January 1, 2017, including 113 investment professionals. Bain Capital Credit intends to invest in a wide range of securities, including leveraged loans, high-yield bonds, and structured credit securities. The strategy may also employ hedging techniques. The firm’s investment process begins by analyzing the attractiveness of industries and ends at the company and security-level analysis. Bain Capital Credit’s general philosophy is to build a well diversified portfolio of positions in quality high-yield credits and add value through superior security selection and most importantly by seeking to avoid defaults. Bain Capital Credit generally takes a bottom-up, fundamentally driven investment approach that leverages the depth and experience of their large team to rigorously analyze credits.
The Fund Management Team
The advisor provides investment advisory services for the fund. The following portfolio manager has overall responsibility for all aspects of management of the fund and is primarily responsible for coordinating the fund’s activities. Such activities include providing oversight of the fund’s subadvisors, monitoring asset allocation decisions, reviewing overall fund composition for compliance with stated investment objectives and strategies, and monitoring cash flows.
Cleo Chang
Ms. Chang, Senior Vice President and Head of Alternative Investments, has managed the fund since 2017. She joined American Century Investments in 2015. From 2005 to 2015, Ms. Chang served as the Managing Director and Vice President at Wilshire Associates Inc. She earned an M.B.A from the Marshall School of Business, University of Southern California, and received a B.A. in Economics from the University of California, Berkeley.
The advisor has, in turn, hired PWP to make recommendations regarding underlying subadvisor selection as well as day-to-day investment management and asset allocation. PWP performs this function under the supervision of the advisor and the general oversight of the fund’s Board of Directors.
The portfolio managers who are jointly and primarily responsible for the day-to-day management of the fund are identified below. Responsibility for research, security selection and portfolio construction for portions of the fund may be allocated among the underlying subadvisors. Overall responsibility for coordinating the fund’s activities, including recommending appropriate asset allocations, reviewing overall fund composition and monitoring cash flows, is shared by the following portfolio managers.
Chris Bittman
Mr. Bittman is a Partner at PWP and is the CEO and CIO of the Agility platform. The Agility platform is PWP’s outsourced chief investment officer business that provides investment advisory and other services to foundations and endowments and other institutional clients. Mr. Bittman joined PWP in 2009. Prior to joining PWP, Mr. Bittman was the CIO of the University of Colorado Foundation. Mr. Bittman has a bachelor’s degree in journalism from the University of Colorado.
Kent Muckel
Mr. Muckel is a Partner at PWP and leads the public equity and fixed-income efforts on the Agility platform. Mr. Muckel joined PWP in 2010. Prior to joining PWP, Mr. Muckel was the Chief Investment Officer for Baylor University in 2009. He has a bachelor’s degree in finance with honors from the University of Colorado and an MBA from the Daniels School of Business at the University of Denver. He is a CFA charterholder.
Darren Myers
Mr. Myers is a Partner at PWP and leads the absolute return investment efforts for the Agility platform. Mr. Myers joined PWP in 2007. Prior to joining PWP, he served as a Senior Research Analyst at Tejas Securities Group, Inc. from 2004 to 2007, where he provided investment recommendations on special situation and distressed debt opportunities. He holds a bachelor’s degree and an MBA from the University of Texas at Austin. He is a CFA charterholder.

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The statement of additional information provides additional information about the accounts managed by these portfolio managers, the structure of their compensation, and their ownership of fund securities.
Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information. The Board of Directors and/or the advisor may change the fund’s investment objective and any other policies or investment strategies described in this prospectus or otherwise used in the operation of the fund at any time, subject to applicable notice provisions.

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Investing Directly with American Century Investments
Services Automatically Available to You
Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you have questions about the services that apply to your account type, please call us.
Generally, once your account is established, any registered owner (including those on jointly owned accounts) or any trustee (including those on trust accounts with multiple trustees), or any authorized signer on business accounts with multiple authorized signers, may transact business by any of the methods described below. American Century reserves the right to require all owners or trustees or authorized signers to act together, at our discretion.
Account Maintenance Fee
If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee as soon as administratively possible. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com. Regardless of whether you manage your account online, you may request a paper copy of the prospectus, statement of additional information, or annual report free of charge.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases
Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918

•	Your American Century Investments account number and fund name

•	Your name

•	The contribution year (for IRAs only)

•	Dollar amount
New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

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Ways to Manage Your Account
ONLINE
americancentury.com
Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Exchange shares from another American Century Investments account with an identical registration.
Make additional investments: Make an additional investment into an established American Century Investments account. If we do not have your bank information, you can add it.
Sell shares*: Redeem shares and choose whether the proceeds are electronically transferred to your authorized bank account or sent by check to your address of record.
* Online redemptions up to $25,000 per day per account.
IN PERSON
If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday

•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday; 8 a.m. to noon, Saturday

•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday
BY TELEPHONE
Investor Services Representative: 1-800-345-2021
Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533
Automated Information Line: 1-800-345-8765
Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Call or use our Automated Information Line (available only to Investor Class shareholders).
Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.
Sell shares: Call or use our Automated Information Line. The Automated Information Line redemptions are up to $25,000 per day per account and are available for Investor Class shareholders only.
BY MAIL OR FAX
Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 1-888-327-1998
Open an account: Send a signed, completed application and check or money order payable to American Century Investments.
Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another with an identical registration.
Make additional investments: Send your check or money order for at least $50 with an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.
Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.
AUTOMATICALLY
Open an account: Not available.
Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another with an identical registration.
Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.
Sell shares: You may sell shares automatically by establishing a systematic redemption plan.
See Additional Policies Affecting Your Investment for more information about investing with us.

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Investing Through a Financial Intermediary
The fund may be purchased by participants in employer-sponsored retirement plans or through financial intermediaries that provide various administrative and distribution services.

Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.
Although each class of the fund’s shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.
Investor Class
Investor Class shares are available for purchase without sales charges or commissions but may be subject to account or transaction fees if purchased through financial intermediaries. These shares are available to investors in retail brokerage accounts, broker-dealer-sponsored fee-based advisory accounts, other advisory accounts where fees are charged, and employer-sponsored retirement plans.
I Class
I Class shares are available for purchase without sales charges or commissions by endowments, foundations, large institutional investors and financial intermediaries. Employer-sponsored retirement plans may not invest in I Class shares, except that plans invested in the I Class prior to April 10, 2017 may make additional purchases.
Y Class
Y Class shares are available for purchase without sales charges or commissions through financial intermediaries that offer fee based advisory programs. Y Class shares may be purchased or redeemed only through financial intermediaries that trade in omnibus accounts with American Century Investments.
A Class
A Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares carry an initial sales charge and an ongoing distribution and service (12b-1) fee that is used to compensate your financial professional. See Calculation of Sales Charges below for commission amounts received by financial professionals on the purchase of A Class shares. The sales charge decreases with the size of the purchase, and may be reduced or eliminated in certain situations. See Reductions and Waivers of Sales Charges for A Class and CDSC Waivers below for a full description of the breakpoints, reductions and waivers that may be available through financial intermediaries in certain types of accounts or products.
T Class
T Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares carry an initial sales charge and an ongoing distribution and service (12b-1) fee that is used to compensate your financial professional. See Calculation of Sales Charges below for commission amounts received by financial professionals on the purchase of T Class shares and for a description of sales charge breakpoints.
C Class
C Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares do not have an initial sales charge but carry an ongoing distribution and service (12b-1) fee. Except as noted below, the commission paid to your financial professional for purchases of C Class shares is 1.00% of the amount invested, and the shares have a contingent deferred sales charge (CDSC) when redeemed within one year of purchase.  Your financial professional does not receive the distribution and service (12b-1) fee until the CDSC period has expired (it is retained by the distributor).  See CDSC Waivers below for a full description of the waivers that may be available.
R Class
R Class shares do not carry a sales charge or commission, but they have an ongoing distribution and service (12b-1) fee.  R Class shares are available for purchase through certain employer-sponsored retirement plans. R Class shares also may be available for certain other accounts through financial intermediaries who have an agreement with us to offer the R Class in certain products.  Additionally, IRA accounts in R Class shares established through financial intermediaries prior to August 1, 2006, may make additional purchases. R Class shares are not available for purchase in the following types of employer-sponsored retirement plans: SEP IRAs, SIMPLE IRAs or SARSEPs, except that investors in such plans with accounts in R Class shares established prior to March 1, 2009, may make additional purchases, and certain intermediaries may have agreements with us to offer R Class shares in such plans as described above.

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R6 Class
R6 Class shares are available for purchase without sales charges or commissions by participants in certain employer-sponsored retirement plans. R6 Class shares may be purchased or redeemed only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants.
Calculation of Sales Charges
The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the website. From the descriptions of the Share Classes, hyperlinks will take you directly to this disclosure.
The availability of the sales charge reductions and waivers discussed below will depend upon whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of these reductions or waivers.  Please refer to Appendix A for information provided by certain financial intermediaries regarding their sales charge waiver or discount policies that are applicable to investors transacting in fund shares through such financial intermediary.
A Class
A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Commission as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	1.00%
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%
$10,000,000 or more	0.00%	0.00%	0.25%
There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a deferred sales charge of 1.00% of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends. No dealer commission will be paid to your financial professional for purchases by certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
Reductions and Waivers of Sales Charges for A Class
You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated.
You and your immediate family (which includes your spouse or domestic partner and children, step-children, parents or step-parents of you, your spouse or domestic partner) may combine investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including account assets invested in Qualified Tuition Programs under Section 529) to reduce your A Class sales charge in the following ways:
Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts

•	Solely controlled business accounts

•	Single-participant retirement plans

•	Endowments or foundations established and controlled by you or an immediate family member
For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

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Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.
Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.
Letter of Intent. A Letter of Intent allows you to combine all purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge, except for purchases in the A or C Class of money market funds. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.
Waivers for Certain Investors. The sales charge on A Class shares may be waived for:

•
Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members, which includes their spouse or domestic partner and children, step-children, parents or step-parents of them, their spouse or domestic partner) having selling agreements with the advisor or distributor

•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Current officers, directors and employees of American Century Investments

•
Certain group employer-sponsored retirement plans, where plan level or omnibus accounts are held with the fund, or shares are purchased by certain retirement plans that are part of a retirement plan or platform offered by banks, broker dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers. For purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.  However, SEP IRA, SIMPLE IRA or SARSEP retirement plans that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information.

•
Purchases of additional shares in accounts that held shares of an Advisor Class fund that was renamed A Class on either September 4, 2007, December 3, 2007 or March 1, 2010. However, if you close your account or if you transfer your account to another financial intermediary, future purchases of A Class shares of a fund may not receive a sales charge waiver.

An investor who receives a sales charge waiver for purchases of fund shares through a financial intermediary may become ineligible to receive such waiver if the nature of the investor’s relationship with and/or the services it receives from the financial intermediary changes. Please consult with your financial professional for further details.
T Class
T Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Commission as a % of Offering Price
Less than $250,000	2.50%	2.56%	2.50%
$250,000 - $499,999	2.00%	2.04%	2.00%
$500,000 - $999,999	1.50%	1.52%	1.50%
$1,000,000 or more	1.00%	1.01%	1.00%
No sales charge applies to reinvested dividends on T Class shares. In addition to the sales charge above, your financial intermediary may also charge a transaction or other fee related to your investment in the fund. Please consult with your financial professional to determine if additional fees apply to your account. Note that unlike A Class, T Class shares do not provide the opportunity to reduce or waive the initial sales charges through account aggregation, concurrent purchases, rights of accumulation or a letter of intent.
C Class
C Class shares are sold at their net asset value without an initial sales charge. If you purchase shares through a financial intermediary who receives a commission from the fund’s distributor on the purchase and redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is

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less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.
American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including account assets invested in Qualified Tuition Programs under Section 529) in accounts held by you and your immediate family members (which includes your spouse or domestic partner and children, step-children, parents or step-parents of you, your spouse or domestic partner). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.
Calculation of Contingent Deferred Sales Charge (CDSC)
To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).
CDSC Waivers
Any applicable CDSC for the A or C Classes may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually 12% of the lesser of the original purchase cost or current market value for A and C Class shares

•	redemptions through employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

•	distributions from IRAs due to attainment of age 59½ for A Class shares and for C Class shares

•	required minimum distributions from retirement accounts upon reaching age 70½

•	tax-free returns of excess contributions to IRAs

•	redemptions due to death or post-purchase disability

•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only

•	if no dealer commission was paid to the financial intermediary on the purchase for any other reason
Reinstatement Privilege
Within 90 days of a redemption, dividend payment or capital gains distribution of any A Class shares, you may reinvest all or a portion of the proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You may use the privilege only once per account. This privilege may only be invoked by the original account owner to reinvest shares in an account with the same registration as the account from which the redemption or distribution originated. This privilege does not apply to systematic or automatic transactions, including, for example, automatic purchases, withdrawals and payroll deductions. If you wish to use this reinvestment privilege, you or your financial professional must provide written notice to American Century Investments.
Employer-Sponsored Retirement Plans
Certain group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers are eligible to purchase Investor, A, C , R and R6 Class shares. Employer-sponsored retirement plans are not eligible to purchase I, Y or T Class shares. However, employer-sponsored retirement plans that were invested in the I Class prior to April 10, 2017 may make additional purchases. For more information regarding employer-sponsored retirement plan types, please refer to Buying and Selling Fund Shares in the statement of additional information. A and C Class purchases are available at net asset value with no dealer commission paid to the financial professional, and do not incur a CDSC. A, C and R Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. American Century Investments does not impose minimum initial investment amount, plan size or participant number requirements by class for employer-sponsored retirement plans; however, financial intermediaries or plan recordkeepers may require plans to meet different requirements.

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Exchanging Shares
Except for T Class shares, you may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100

•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange
For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.
Moving Between Share Classes and Accounts
Except for T Class shares, you may move your investment between share classes (within the same fund or between different funds) in certain circumstances deemed appropriate by American Century Investments. You also may move investments held in certain accounts to a different type of account if you meet certain criteria. Please contact your financial professional for more information about moving between share classes or account types.
For T Class shares, the following applies:

•	You may move your investment in A or C Class shares to T Class shares without a sales charge. Future purchases in T Class shares will be subject to the applicable sales charge.

•
You may move your investment in T Class shares to Investor, I or Y Class if your shares are eligible to be converted based on the type of account and prospectus eligibility. Such transaction must be directed by your financial intermediary.

Buying and Selling Shares Through a Financial Intermediary
Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements

•	exchange policies

•	fund choices

•	cutoff time for investments

•	trading restrictions
In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund’s annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.
The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.
If you submit a transaction request through a financial intermediary that does not have a selling agreement with us, or if the financial intermediary's selling agreement does not cover the type of account or share class requested, we may reject or cancel the transaction without prior notice to you or the intermediary.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Additional Policies Affecting Your Investment
Eligibility for Investor Class Shares
The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee

•	employer-sponsored retirement plans

•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

•	insurance products and bank/trust products where fees are being charged
The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.
Minimum Initial Investment Amounts for Investor, A, T, C and R Classes
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Investors opening accounts through financial intermediaries may open an account with $250, but the financial intermediaries may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based advisory accounts	No minimum
Coverdell Education Savings Account (CESA)	$2,000[1]
Employer-sponsored retirement plans[2]	No minimum

[1]	The minimum initial investment for shareholders investing through financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

[2]	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
Subsequent Purchases
There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.
Eligibility for I Class Shares
I Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, endowments, foundations and financial advisors that meet the fund’s minimum investment requirements. Employer-sponsored retirement plans may not invest in I Class shares, except that plans invested in the I Class prior to April 10, 2017 may make additional purchases.
Minimum Initial Investment Amounts for I Class
The minimum initial investment amount is generally $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you have an aggregate investment in the American Century family of funds of $10 million or more ($5 million for endowments and foundations). This includes accounts held directly with American Century and those held through a financial intermediary. American Century Investments also may waive the minimum initial investment in other situations it deems appropriate.
American Century Investments may permit an intermediary to waive the initial minimum per shareholder as provided in Buying and Selling Fund Shares in the statement of additional information.
Eligibility for Y Class Shares
Y Class shares are available for purchase without sales charges or commissions through financial intermediaries that offer fee based advisory programs. Y Class shares may be purchased or redeemed only through financial intermediaries that trade in omnibus accounts with American Century Investments. Y Class shares may not be purchased by shareholders investing through employer-sponsored retirement plans or individuals investing directly with American Century Investments.
Minimum Initial Investment Amounts for Y Class
There is no minimum initial investment amount or subsequent investment amount for Y Class shares, but financial intermediaries may require different investment minimums.

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Eligibility for R6 Class Shares
The fund’s R6 Class shares are generally available only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, plan level or omnibus accounts must be held on the books of the fund. R6 Class shares also are available to funds of funds advised by American Century and unaffiliated funds of funds sold primarily to the employer-sponsored retirement plan market. R6 Class shares are not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
Minimum Initial Investment Amounts for R6 Class
There is no minimum initial investment amount or subsequent investment amount for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Redemptions
If you sell C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.
However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within seven days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. We may also require a signature guarantee for redemptions in other situations, as described below. If you change your bank information, we may impose a seven-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.
In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.
Special Requirements for Large Redemptions
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.
We will value these securities in the same manner as we do in computing the fund’s NAV. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash. These securities remain subject to market risk until sold, and you may incur capital gains and/or losses when you sell the securities.
 If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.
Redemption of Shares in Accounts Below Minimum
If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. Please note that you may incur tax liability as a result of the redemption. For I Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20 percentage points higher than the I Class.
Signature Guarantees
A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners;

•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account;

•	You are transferring ownership of an account over $100,000;

•	You change your address and request a redemption over $100,000 within seven days;

•	You request proceeds from redemptions, dividends, or distributions be sent to an address or financial institution differing from those on record; or

•	You make a redemption or other transaction request via telephone, and we are unable to verify your identity.

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We reserve the right to require a signature guarantee for other transactions, or we may employ other security measures, such as signature comparison or notarized signature, at our discretion.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction.  Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled.   Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.
Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of frequent trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
American Century Investments uses a variety of techniques to monitor for and detect frequent trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of frequent trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.
Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made

•	within seven days of the purchase, or

•	within 30 days of the purchase, if it happens more than once per year.
To the extent practicable, we try to use the same approach for defining frequent trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.
The frequent trading limitations do not apply to the following types of transactions:

•	purchases of shares through reinvested distributions (dividends and capital gains);

•	redemption of shares to pay fund or account fees;

•	CheckWriting redemptions;

•	redemptions requested following the death of a registered shareholder;

•	transactions through automatic purchase or redemption plans;

•	transfers and re-registrations of shares within the same fund;

•	shares exchanged from one share class to another within the same fund;

•	transactions by 529 college savings plans and funds of funds (however shareholders of American Century’s funds of funds are subject to the limitations); and

•	reallocation or rebalancing transactions in broker-dealer sponsored fee-based wrap and advisory programs.
For shares held in employer-sponsored retirement plans, generally only participant-directed exchange transactions are subject to the frequent trading restrictions. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, or SARSEPs.
In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

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American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties and restrictions may not be applied uniformly in all cases.
Your Responsibility for Unauthorized Transactions
American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting additional identifying information, requiring personalized security codes or other information online, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.
A Note About Mailings to Shareholders
To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. In accordance with applicable law, we also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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Share Price and Distributions
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of each class of the fund, is the current value of the fund’s assets attributable to the class, minus any liabilities, divided by the number of shares of the class outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last reported sale price as of the time of valuation. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding official close price or last sale price of such securities on the foreign exchange where primarily traded or at the time the fund’s NAV is determined, if that foreign exchange is open later than the NYSE. The value of any security or other asset denominated in a currency other than the U.S. dollars is then converted to U.S. dollars at the prevailing foreign exchange rate at the time the fund’s NAV is determined. Securities that are neither listed on a securities exchange or traded over the counter may be priced using the mean of the bid and asked prices obtained from an independent broker who is an established market maker in the security. The fund may use third party pricing services to assist in the determination of market value.
Readily available market quotations for fixed-income securities shall generally be received from independent pricing services that have been approved by the Board. It is anticipated that such pricing services will generally provide evaluated prices based on accepted industry conventions. Evaluated prices are commonly derived through utilization of market models. Such models take into consideration various market factors and security characteristics. These include, but are not limited to, the following: trade data, quotations from broker-dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities and other relevant security specific information. Debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.
If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

•	a debt security has been declared in default; or

•	trading in a security has been halted during the trading day.
If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.
The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.
With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies), the fund’s NAV will be calculated based upon the NAVs of such registered investment companies. These registered investment companies are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.
Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.
Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by a fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

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The fund generally expects to pay distributions from net income, if any, quarterly. The fund generally pays distributions from realized capital gains, if any, once a year usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
Generally, participants in tax-deferred retirement plans reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

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Taxes
Some of the tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Distributions by the fund of dividend and interest income, capital gains and other income it has generated through its investment activities will generally be taxable to shareholders who hold shares in a taxable account. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.
Tax-Deferred Accounts
If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.
Taxable Accounts
If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.
Taxability of Distributions
Fund distributions may consist of income, such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed at the same rates as long-term capital gains.

Qualified dividend income is a dividend received by the fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.
The tax character of any distributions from capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions or take them in cash. Short-term (one year or less) capital gains are taxable as ordinary income. Gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains.
If a fund’s distributions exceed current and accumulated earning and profits, such excess will generally be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.
For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax character of fund distributions for each calendar year in an annual tax mailing.
If you meet specified income levels, you will also be subject to a 3.8% Medicare contribution tax which is imposed on net investment income, including interest, dividends and capital gains. Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.
Taxes on Transactions
Your redemptions — including exchanges to other American Century Investments funds — are subject to capital gains tax. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.
If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

34

Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.
The risk in buying a dividend is that a fund’s portfolio may build up taxable income and gains throughout the period covered by a distribution, as income is earned and securities are sold at a profit. The fund distributes the income and gains to you, after subtracting any losses, even if you did not own the shares when the income was earned or the gains occurred.
If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the income earned or the gains realized in the fund’s portfolio.

35

Multiple Class Information
The fund offers multiple classes of shares. The classes have different fees, expenses, eligibility requirements and/or minimum investment requirements. The difference in the fee structures among the classes is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. Rather, the difference in fee structures is the result of the classes’ separate arrangements for shareholder and distribution services as permitted under Rule 18f-3 of the Investment Company Act. As a result, the advisor is able to charge certain classes lower unified management fees. Different fees and expenses will affect performance.
Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the I Class may provide for conversion from that class into shares of the Investor Class of the same fund.
Service, Distribution and Administrative Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund’s A Class, T Class, C Class and R Class have a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A and T Class, 1.00% for C Class, and 0.50% for R Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for C Class shares may cost you more over time than paying the initial sales charge for A Class or T Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.
Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.
American Century Investments does not pay any fees to financial intermediaries on Y or R6 Class shares.

36

Financial Highlights
Understanding the Financial Highlights
The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old). Because the Y and T Classes are new, they are not included.
On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period

•	investment income and capital gains or losses

•	distributions of income and capital gains paid to investors

•	share price at the end of the period
The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions

•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets

•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets

•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights that follow have been audited by Deloitte & Touche LLP. The Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.

37

AC Alternatives Income Fund

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016	$9.61	0.24	0.04	0.28	(0.41)	$9.48	3.03%	2.00%	2.01%	2.57%	2.56%	98%	$41,447
2015(4)	$10.00	0.10	(0.49)	(0.39)	—	$9.61	(3.90)%	2.00%(5)	2.00%(5)	2.55%(5)	2.55%(5)	23%	$21,898
I Class(6)
2016	$9.61	0.26	0.05	0.31	(0.44)	$9.48	3.19%	1.80%	1.81%	2.77%	2.76%	98%	$7,111
2015(4)	$10.00	0.11	(0.50)	(0.39)	—	$9.61	(3.80)%	1.80%(5)	1.80%(5)	2.75%(5)	2.75%(5)	23%	$5,769
A Class
2016	$9.60	0.22	0.04	0.26	(0.38)	$9.48	2.80%	2.25%	2.26%	2.32%	2.31%	98%	$20,328
2015(4)	$10.00	0.09	(0.49)	(0.40)	—	$9.60	(4.00)%	2.25%(5)	2.25%(5)	2.30%(5)	2.30%(5)	23%	$9,673
C Class
2016	$9.57	0.14	0.05	0.19	(0.33)	$9.43	2.03%	3.00%	3.01%	1.57%	1.56%	98%	$12,129
2015(4)	$10.00	0.06	(0.49)	(0.43)	—	$9.57	(4.30)%	3.00%(5)	3.00%(5)	1.55%(5)	1.55%(5)	23%	$9,687
R Class
2016	$9.59	0.19	0.04	0.23	(0.36)	$9.46	2.50%	2.50%	2.51%	2.07%	2.06%	98%	$1,956
2015(4)	$10.00	0.08	(0.49)	(0.41)	—	$9.59	(4.10)%	2.50%(5)	2.50%(5)	2.05%(5)	2.05%(5)	23%	$1,917
R6 Class
2016	$9.62	0.27	0.04	0.31	(0.45)	$9.48	3.39%	1.65%	1.66%	2.92%	2.91%	98%	$4,157
2015(4)	$10.00	0.12	(0.50)	(0.38)	—	$9.62	(3.80)%	1.65%(5)	1.65%(5)	2.90%(5)	2.90%(5)	23%	$1,924

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	May 29, 2015 (fund inception) through October 31, 2015.

(5)	Annualized.

(6)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

38

Appendix A

The information in this Appendix is part of, and incorporated into, the fund’s prospectus.

Financial Intermediary Sales Charge Reduction and Waiver Information
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (CDSC) waivers, which are set forth below. In all instances, it is the investor’s responsibility to notify the fund or the applicable financial intermediary at the time of purchase of any relationship or other facts qualifying the investor for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.
Sales Charge Reductions and Waivers Available through Merrill Lynch
Effective April 10, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end Sales Load Waivers on A Class Shares available at Merrill Lynch

•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from C Class ( i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•	Directors or trustees of the fund, and employees of the fund’s investment advisor or any of its affiliates, as described in this prospectus

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)

A-1

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus.

•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

A-2

Notes

Notes

Where to Find More Information
Annual and Semiannual Reports
Additional information about the fund’s investments will be available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders dated October 31, 2016.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.
The Securities and Exchange Commission (SEC)
Information about the fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.
This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-07820 CL-PRS-91755 1704

April 10, 2017

AC Alternatives®
Prospectus

AC Alternatives® Long Short Fund
Investor Class (ALEVX)
I Class ( ALEJX )
Y Class ( ALYEX )
A Class (ALEQX)
C Class (ALEHX)
R Class (ALEWX)
R6 Class (ALEDX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	3
Principal Risks	4
Fund Performance	6
Portfolio Management	7
Purchase and Sale of Fund Shares	8
Tax Information	8
Payments to Broker-Dealers and Other Financial Intermediaries	8
Objectives, Strategies and Risks	9
Management	14
Investing Directly with American Century Investments	17
Investing Through a Financial Intermediary	19
Additional Policies Affecting Your Investment	24
Share Price and Distributions	28
Taxes	30
Multiple Class Information	32
Financial Highlights	33
Appendix A	A-1

©2017 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary
Investment Objective
The fund seeks to provide capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 20 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	I1	Y	A	C	R	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None²	1.00%	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C	R	R6
Management Fee	2.40%	2.20%	2.05%	2.40%	2.40%	2.40%	2.05%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None
Other Expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Dividends on Short Sales	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Broker Fees and Charges on Short Sales	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Other	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	3.15%	2.95%	2.80%	3.40%	4.15%	3.65%	2.80%

[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.

[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$319	$973	$1,650	$3,450
I Class	$299	$914	$1,553	$3,264
Y Class	$284	$869	$1,480	$3,122
A Class	$899	$1,561	$2,244	$4,040
C Class	$418	$1,263	$2,121	$4,320
R Class	$369	$1,119	$1,889	$3,897
R6 Class	$284	$869	$1,480	$3,122

2

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 410% of the average value of its portfolio.
Principal Investment Strategies
The fund pursues its investment objective by combining several long and short equity-oriented investment strategies in the pursuit of returns with lower correlation to the traditional equity markets. This alternative approach seeks to provide less volatility than traditional equity investments over a full market cycle.

A full market cycle is a period of time that contains a wide variety of market environments. The financial markets are inherently cyclical and each market cycle has defined parts or stages, the most basic of which are bear market, recovery and bull market.

American Century Investment Management, Inc. (the advisor) utilizes multiple subadvisors to manage the fund’s assets, each employing its own particular investment strategy. The advisor has engaged Perella Weinberg Partners Capital Management LP (PWP) to identify and recommend other underlying subadvisors to manage distinct investment strategies within the fund. PWP uses a flexible and opportunistic investment strategy that allocates assets among underlying subadvisors with expertise in various investment strategies, and supplements those strategies with its own direct investment management and hedging strategies. PWP also provides tactical allocation of assets among the various underlying subadvisors and a framework for the risk management and investment monitoring of the fund. The advisor provides oversight of each of these functions.
PWP may allocate assets to underlying subadvisors employing all or a subset of the investment strategies described below at any given time, and, subject to the oversight of the advisor, may change allocations from time to time in its discretion.
The fund’s principal investment strategies include:

•
Long-only equity strategies involve buying, or taking long positions, in equity investments. These strategies may differ from traditional long-only strategies by providing the underlying subadvisor more flexibility with respect to certain factors such as position concentration, sector and country weights, style and market capitalization.

Equity investments include common stock, preferred stock, equity-equivalent securities, such as convertible securities and derivative instruments that give exposure to equities such as stock futures contracts or stock index futures contracts, equity options and swaps on equities.

•
Long/short equity strategies involve long and short investing, based on fundamental evaluations, research and various analytical measurements, in equity investments. These strategies may take both long and short positions in equities issued by companies across all market capitalizations, in both the U.S. and non-U.S. markets based on whether the underlying subadvisor believes the securities are likely to increase or decrease in value, respectively. An underlying subadvisor buys, or takes long positions in, equity investments it has identified as undervalued and takes short positions in equity investments that it has identified as overvalued or believes will decline in value.

•
Event driven strategies seek to achieve gains from market movements in security prices caused by specific corporate or market events (or prospective events) or changes in perceived relative value in a security. Examples of corporate events include mergers, acquisitions, transfers of assets, tender offers, exchange offers, recapitalizations, liquidations, divestitures, spin-offs, equity restructurings and reorganizations.

•
Global macro strategies seek to profit from the movement of the prices of securities across asset classes. These strategies generally focus on macro-economic opportunities across numerous financial markets and geographies. Strategies may utilize tactical trend-based models to allocate assets on both the long and short sides to a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities, often through the use of derivatives, such as futures, options or swaps.

•
Trading oriented strategies may involve a variety of investment styles seeking to identify short or long-term trading opportunities, including analyzing market themes and trends and other technical factors.

•
PWP overlay strategies are utilized by PWP to manage liquidity, hedging and overall thematic exposure of the fund. PWP utilizes investments in certain securities, including but not limited to, exchange traded funds, futures, options, and swaps with the intention of exploiting market opportunities, managing inflows and outflows of fund assets and/or hedging against certain risks identified by PWP.

When the fund takes a long position, it purchases a security outright. When the fund takes a short position, it sells a security it does not own at the security’s current market price, in anticipation that the price will go down in the future. To complete the short sale transaction, the fund buys the same security in the market and returns it to the lender. The fund makes money when the price of the borrowed security goes down and the fund is able to replace it for a lower price than it realized in the earlier sale. However, if the price of the security goes up after the initial short sale, the fund will lose money when it closes out the short sale transaction.

3

Underlying subadvisors may use quantitative and/or fundamental investment strategies when selecting securities for the fund. In addition to positions in individual securities, the fund may allocate investments, long or short, to exchange-traded funds (ETFs) or other securities that provide exposure to certain market or sector indices. The fund may invest in securities of foreign companies, including companies located in emerging markets, when these securities meet an underlying subadvisor’s standards of selection. The fund also may use foreign currency exchange contracts in order to shift investment exposure from one currency into another for hedging purposed or to enhance returns.
The fund is currently authorized to utilize the following investment strategies and underlying subadvisors:

Investment Strategy	Underlying Subadvisor
Long/Short Equity	Columbia Management Investment Advisers, LLC
Long/Short Equity	Passport Capital, LLC
Long/Short Equity	Sirios Capital Management, L.P.
Long/Short Equity	Three Bridges Capital, LP
Overlay, Event Driven, and Trading Strategies	PWP
PWP may make recommendations to the advisor to terminate and replace underlying subadvisors from time to time. To identify underlying subadvisors, PWP uses various selection criteria, which include investment capability, alignment with fund objectives, ability to compliment the styles of other subadvisors to achieve the fund’s objective and other factors. The advisor will then determine which underlying subadvisor changes are recommended to the fund’s board of directors for approval. In making allocation decisions regarding underlying subadvisors, PWP performs due diligence on both investment and general business aspects of the underlying subadvisor. PWP’s analysis considers, among other factors, the manager’s investment philosophy and process, historical track record, infrastructure, risk management capabilities, and organizational stability. PWP also considers the outlook for the underlying subadvisor’s investment strategy given current and future capital market and economic conditions. PWP may decide to terminate an underlying subadvisor allocation or investment strategy when it no longer believes the underlying subadvisor can contribute favorably towards our overall desired risk and return profile for the fund. Such decisions could be based on a change in current or expected capital market and economic conditions, key employee turnover, or a change in the manager’s investment or risk management process, or organizational stability, among other factors.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher portfolio turnover rate may indicate higher transaction costs and may affect the fund’s performance. Higher portfolio turnover also may result in the realization and distribution of capital gains, including short-term capital gains.
Principal Risks

•
Allocation Risk - The fund’s exposure to different securities or asset classes may vary from the intended allocation or may not be optimal for market conditions at a given time. The fund is actively managed and allocation decisions will be based on the advisor’s and subadvisors’ judgment about markets, volatility, interest rates, or the potential increase in value of particular investments or assets. There is no guarantee that the advisor’s and subadvisors’ decisions will produce the desired results.

•
Convertible Securities Risk - The fund may invest in convertible securities, which may be affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. In addition, because these securities are convertible into common stock, they are subject to general stock market risk, though to a lesser degree.

•	Counterparty Risk - If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties to such contracts.

•
Derivatives Risk - The use of derivative instruments, such as futures, options and swaps, involves risks different from or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including leverage, liquidity, interest rate, market, credit, counterparty and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments. Gains or losses involving some futures, options and other derivatives may be substantial — in part because a relatively small price movement in these instruments may result in an immediate and substantial gain or loss for the fund. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Options are subject to the risk that the underlying security or asset does not rise sufficiently above the exercise price to cover the premium and transaction costs. Swap agreements subject a fund to the risk that the counterparty to the transaction may not meet its obligations. The fund also bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

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•
Emerging Market Risk  - Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

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Equity Securities Risk - The risk that events negatively affecting issuers of equity securities, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and as such, the value of the fund’s shares. Investments in a particular style (such as growth or value) or in small or medium-size companies may enhance this risk.

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Event Driven Strategies Risk - The fund may seek to profit from the occurrence of specific corporate or other events. A delay in the timing of these events, or the failure of these events to occur at all, may have a significant negative effect on the fund’s performance.

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Exchange-Traded Fund Risk  - The risks of owning an exchange-traded fund (ETF) generally reflect the risks of owning the underlying securities they are designed to track, although the price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs also have management fees, which increase their cost, and may trade in the secondary market at a discount to the net asset value of the fund.

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Foreign Securities Risk - The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

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Foreign Currency Risk - Because the fund may invest in securities denominated in foreign currencies, the fund may be subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

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Foreign Currency Transaction Risk - Non-U.S. currency forward contracts, futures contracts, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the fund’s position. Forward contracts are not guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the fund. In respect of such trading, the fund is subject to the risk of counterparty failure or the inability of or refusal by a counterparty to perform with respect to such contracts.

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Global Macro Strategies Risk - The success of a global macro investment strategy depends upon the underlying subadvisor’s ability to identify and exploit perceived fundamental, economic, financial and political imbalances that may exist in and between markets throughout the world. Identification and exploitation of such imbalances involves significant uncertainties. There can be no assurance that the fund will be able to locate investment opportunities or to exploit such imbalances. In the event that the theses underlying the fund's positions fail to be borne out in developments expected by PWP and/or the underlying subadvisors, the fund may incur losses, which could be substantial.

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Investment Model Risk - Securities selected using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of quantitative models will result in effective investment decisions for the fund.

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Leverage Risk - Leverage in the fund's portfolio can be created from borrowing or utilizing certain types of transactions or instruments such as derivatives and short selling.  Leverage can result in losses to the fund that exceed the amount originally invested and may amplify changes in the fund's net asset value.  Leverage may also impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, and result in increased volatility.

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Liquidity Risk - The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Liquidity risk is more pronounced for the fund than for funds that invest primarily in other types of securities. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may also be difficult to value.

•	Market Risk - The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

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Multi-Manager Risk - Fund performance is dependent upon the success of the advisor and subadvisors in implementing the fund’s investment strategies in pursuit of its goal.  The fund’s performance will depend on the success of PWP’s methodology in allocating the fund’s assets to underlying subadvisors and its selection and oversight of subadvisors.  To the extent the underlying subadvisors’ investment styles are not complimentary to each other, the fund’s performance could be negatively affected.  In addition, underlying subadvisors could enter into conflicting transactions (e.g. one subadvisor purchasing a security at the same time another subadvisor

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sells the same security or the fund taking a long position in a security it has also sold short), which depending on the performance of such securities and the economic environment, could be beneficial or detrimental to the fund's performance.  Multi-manager strategies can increase a fund's portfolio turnover rate, which could result in higher levels of realized capital gains or losses, higher brokerage commissions and other transaction costs.  Some underlying subadvisors may have limited experience managing mutual funds, which, unlike other funds these subadvisors manage, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations.

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Redemption Risk - The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

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Risk Management - No management program can eliminate the fund’s exposure to market risk. Although the fund is managed in an effort to reduce the effects of market risk on the fund, there is no guarantee that the fund will successfully manage the risks associated with its investments.

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Short Sales Risk - If the market price of a security increases after the fund borrows the security to sell short, the fund will suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security.

•	Small and Medium-Sized Company Risk - The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.

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Valuation Risk - The sales price of a security may well differ - higher or lower - from the fund’s last valuation of such security, and the difference could be significant, particularly for illiquid securities and/or markets that experience extreme volatility. If a particular security trades in a thin market (a market with a low number of buyers and sellers), prices for such security may be more volatile and such security may be more difficult to value, since there are fewer transactions taking place in the marketplace. If market conditions exist that cause the fund to fair-value certain securities, investors who purchase or redeem shares on days the fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds than if the fund had not fair-valued securities or used a different valuation methodology.

•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

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Calendar Year Total Returns
Highest Performance Quarter (Q3 2016): 3.27% Lowest Performance Quarter (Q1 2016): -1.81%

Average Annual Total Returns For the calendar year ended December 31, 2016	1 year	Since Inception	Inception Date
Investor Class Return Before Taxes	2.11%	1.17%	10/30/2015
Return After Taxes on Distributions	2.11%	0.88%	10/30/2015
Return After Taxes on Distributions and Sale of Fund Shares	1.19%	0.76%	10/30/2015
I Class Return Before Taxes	2.31%	1.29%	10/30/2015
Y Class[1] Return Before Taxes	2.41%	1.40%	04/10/2017
A Class Return Before Taxes	-4.07%	-4.12%	10/30/2015
C Class Return Before Taxes	1.10%	0.15%	10/30/2015
R Class Return Before Taxes	1.61%	0.66%	10/30/2015
R6 Class Return Before Taxes	2.41%	1.40%	10/30/2015
HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)	0.10%	-0.82%	10/30/2015
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	7.86%	4.29%	10/30/2015
1 Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares.
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Manager
Cleo Chang, Senior Vice President and Head of Alternative Investments, has managed the fund since 2017.
Subadvisor (Manager Selection, Asset Allocation and Security Selection)
Perella Weinberg Partners Capital Management LP

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Portfolio Managers
Chris Bittman, Partner of PWP and CEO/CIO of the PWP Agility platform, has managed the fund since 2015.
Kent Muckel, CFA, Partner of PWP, has managed the fund since 2015.
Darren Myers, CFA, Partner of PWP, has managed the fund since 2015.
Underlying Subadvisors (Security Selection)
Columbia Management Investment Advisers, LLC
Passport Capital, LLC
Sirios Capital Management, L.P.
Three Bridges Capital, LP
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). Investors opening accounts through financial intermediaries may open an account with $250 for Investor, A, C and R Classes, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
The minimum initial investment amount for the I Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you have an aggregate investment in the American Century family of funds of $10 million or more ($5 million for endowments and foundations). This includes accounts held directly with American Century and those held through a financial intermediary.
There is no minimum initial investment amount for Y or R6 Class shares.
For the Investor, A, C, R and R6 Classes, there is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. Employer-sponsored retirement plans are not eligible to invest in the I or Y Class.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services for investments in all classes except the Y and R6 Classes. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Objectives, Strategies and Risks
What is the fund’s investment objective?
The fund seeks to provide capital appreciation.
The fund’s investment objective is a nonfundamental investment policy and may be changed by the Board of Directors without approval by shareholders upon 60 days’ prior written notice to shareholders.
What are the fund’s principal investment strategies?
The fund pursues its investment objective by combining several long and short equity-oriented investment strategies in the pursuit of returns with lower correlation to the traditional equity markets. This alternative approach seeks to provide less volatility than traditional equity investments over a full market cycle. A full market cycle is a period of time that contains a wide variety of market environments. The financial markets are inherently cyclical and each market cycle has defined parts or stages, the most basic of which are bear market, recovery and bull market. Since a full market cycle incorporates a diverse range of environments, its provides context for evaluating the effectiveness of a given investment strategy.
American Century Investment Management, Inc. (the advisor) utilizes multiple subadvisors to manage the fund’s assets, each employing its own particular investment strategy. The advisor has engaged Perella Weinberg Partners Capital Management LP (PWP) to identify and recommend other underlying subadvisors to manage distinct investment strategies within the fund. PWP uses a flexible and opportunistic investment strategy that allocates assets among underlying subadvisors with expertise in various investment strategies, and supplements those strategies with its own direct investment management and hedging strategies. PWP also provides tactical allocation of assets among the various underlying subadvisors and a framework for the risk management and investment monitoring of the fund. The advisor provides oversight of each of these functions.
PWP may allocate assets to underlying subadvisors employing all or a subset of the investment strategies described below at any given time, and, subject to the oversight of the advisor, may change allocations from time to time in its discretion.
The fund’s investment strategies include:

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Long-only equity strategies involve buying, or taking long positions, in equity investments. These strategies may differ from traditional long-only strategies by providing the underlying subadvisor more flexibility with respect to certain factors such as position concentration, sector and country weights, style and market capitalization.

Equity investments include common stock, preferred stock, equity-equivalent securities, such as convertible securities and derivative instruments that give exposure to equities such as stock futures contracts or stock index futures contracts, equity options and swaps on equities.

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Long/short equity strategies involve long and short investing, based on fundamental evaluations, research and various analytical measurements, in equity investments. These strategies may take both long and short positions in equities issued by companies across all market capitalizations, in both the U.S. and non-U.S. markets based on whether the underlying subadvisor believes the securities are likely to increase or decrease in value, respectively. An underlying subadvisor buys, or takes long positions in, equity investments it has identified as undervalued and takes short positions in equity investments that it has identified as overvalued or believes will decline in value.

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Event driven strategies seek to achieve gains from market movements in security prices caused by specific corporate or market events (or prospective events) or changes in perceived relative value in a security. Examples of corporate events include mergers, acquisitions, transfers of assets, tender offers, exchange offers, recapitalizations, liquidations, divestitures, spin-offs, equity restructurings and reorganizations.

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Global macro strategies seek to profit from the movement of the prices of securities across asset classes. These strategies generally focus on macro-economic opportunities across numerous financial markets and geographies. Strategies may utilize tactical trend-based models to allocate assets on both the long and short sides to a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities, often through the use of derivatives, such as futures, options or swaps.

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Trading oriented strategies may involve a variety of investment styles seeking to identify short or long-term trading opportunities, including analyzing market themes and trends and other technical factors.

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PWP overlay strategies are utilized by PWP to manage liquidity, hedging and overall thematic exposure of the fund. PWP utilizes investments in certain securities, including but not limited to, exchange traded funds, futures, options, and swaps with the intention of exploiting market opportunities, managing inflows and outflows of fund assets and/or hedging against certain risks identified by PWP.

The underlying subadvisors take long positions in equity securities that they have identified as undervalued and short positions in equity securities that they have identified as overvalued. When the fund takes a long position, it purchases a security outright. When the fund takes a short position, it sells at the current market price a security it does not own but has borrowed in anticipation that the market price of the security will decline. To complete, or close out, the short sale transaction, the fund buys the same security in the market and returns it to the lender. The fund makes money when the market price of the borrowed security goes down and the fund is

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able to replace it for less than it realized by selling it earlier. Conversely, if the price of the security goes up after the sale, the fund will lose money because it will have to pay more to replace the borrowed security than it received when it sold the security short.
When the underlying subadvisors believe that a security is undervalued relative to its peers, they may buy the security for the fund’s long portfolio. When the underlying subadvisors believe that a security is overvalued relative to its peers or otherwise believes it will decline in value, they may take a short position in the security.
Underlying subadvisors may use quantitative and/or fundamental investment strategies when selecting securities for the fund. In addition to positions in individual securities, the fund may allocate investments, long or short, to ETFs or other securities that provide exposure to certain market or sector indices. The fund may invest in securities of foreign companies, including companies located in emerging markets, when these securities meet an underlying subadvisor’s standards of selection. The fund also may use foreign currency exchange contracts in order to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
The fund may invest in derivative instruments for both hedging and non-hedging purposes (although no underlying subadvisor is required to hedge positions or use derivatives).  The fund's derivative instruments may include:

•	futures contracts, including futures on equity or fixed-income securities or indices, currency futures or interest rate futures;

•	options, including long and short positions in call options and put options on individual equity or fixed-income securities, indices, or currencies;

•	swaps, including equity, currency, interest rate, total return, various inflation and credit default swaps;

•	forward contracts, including forwards on equity or fixed-income securities or indices, currency forwards, interest rate forwards and non-deliverable forwards; and

•	other instruments, including structured securities, exchange-traded notes, and contracts for differences.
When entering into derivatives positions, the fund will be required to segregate assets to cover such obligations at levels consistent with the guidance of the SEC.
The fund is currently authorized to utilize the following investment strategies and underlying subadvisors:

Investment Strategy	Underlying Subadvisor
Long/Short Equity	Columbia Management Investment Advisers, LLC
Long/Short Equity	Passport Capital, LLC
Long/Short Equity	Sirios Capital Management, L.P.
Long/Short Equity	Three Bridges Capital, LP
Overlay, Event Driven, and Trading Strategies	PWP
PWP may make recommendations to the advisor to terminate and replace underlying subadvisors from time to time. To identify underlying subadvisors, PWP uses various selection criteria, which include investment capability, alignment with fund objectives, ability to compliment the styles of other subadvisors to achieve the fund’s objective and other factors. The advisor will then determine which underlying subadvisor changes are recommended to the fund’s board of directors for approval. In making allocation decisions regarding underlying subadvisors, PWP performs due diligence on both investment and general business aspects of the underlying subadvisor. PWP’s analysis considers, among other factors, the manager’s investment philosophy and process, historical track record, infrastructure, risk management capabilities, and organizational stability. PWP also considers the outlook for the underlying subadvisor’s investment strategy given current and future capital market and economic conditions. PWP may decide to terminate an underlying subadvisor allocation or investment strategy when it no longer believes the underlying subadvisor can contribute favorably towards our overall desired risk and return profile for the fund. Such decisions could be based on a change in current or expected capital market and economic conditions, key employee turnover, or a change in the manager’s investment or risk management process, or organizational stability, among other factors.
The advisor and the fund have received an exemptive order from the Securities and Exchange Commission (SEC) exempting the advisor and the fund from certain provisions of the Investment Company Act of 1940 Act restricting the ability to replace a subadvisor. This exemptive order allows the advisor to utilize a “manager of managers” structure when managing the fund’s assets.
Under a manager of managers structure, the advisor has the ultimate responsibility, subject to oversight by the Board of Directors, to oversee the underlying subadvisors and recommend their hiring, termination and replacement. The initial shareholder of the fund approved the fund’s operation using a manager of managers structure and reliance by the fund on the exemptive order. PWP is not considered an underlying subadvisor under the exemptive order, which means that PWP’s subadvisory agreement cannot be materially amended and PWP cannot be replaced as subadvisor without a shareholder vote. However, if in the future the SEC, pursuant to rulemaking or additional exemptive relief, permits the advisor to consider PWP as an underlying subadvisor in the manager of managers structure, the advisor reserves the right to do so.

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The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher portfolio turnover rate may indicate higher transaction costs and may affect the fund’s performance. Higher portfolio turnover also may result in the realization and distribution of capital gains, including short-term capital gains.
What are the principal risks of investing in the fund?
Allocation Risk - The fund’s exposure to different securities or asset classes may vary from the intended allocation or may not be optimal for market conditions at a given time. The fund is actively managed and allocation decisions will be based on the advisor’s and subadvisors’ judgment about markets, volatility, interest rates, or the potential increase in value of particular investments or assets. There is no guarantee that the advisor’s and subadvisors’ decisions will produce the desired results.
Convertible Securities Risk - Convertible securities include bonds, debentures, notes, preferred stock or other securities of an issuer that are convertible at a stated exchange rate into the common stock of the issuer. Though the value of convertible securities is primarily affected by the change in the value of the underlying common stock, as with most debt securities, the value of convertible securities may be affected by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due. Generally, when interest rates rise, the value of a debt security will decline. Because of the conversion feature, convertible securities normally offer lower interest or dividend yields than non-convertible securities of similar quality. In addition, since a portion of the convertible securities’ value is often based on the value of the underlying common stock making convertible securities subject to general stock market risk, though to a lesser degree. Convertible securities may be callable by the issuer, which means that the issuer may force the conversion of the securities at a time when it is disadvantageous to do so.
Counterparty Risk - If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties to such contracts.
Derivatives Risk - The use of derivative instruments, such as futures, options and swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including leverage, liquidity, interest rate, market, credit, counterparty and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the instrument. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because the leverage in a derivative instrument may cause a relatively small price movement in these instruments to result in an immediate and substantial gain or loss for the fund.
Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed.
Options are subject to the risk that the underlying security or asset does not rise sufficiently above the exercise price to cover the premium and transaction costs. If the fund sells a put option, there is a risk that the fund may be required to buy the underlying asset at a disadvantageous price. If the fund sells a call option, there is a risk that the fund may be required to sell the underlying asset at a disadvantageous price. If the fund sells a call option on an underlying asset that the fund owns and the underlying asset has increased in value when the call option is exercised, the fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset's value above the call price.
Swap agreements are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index). Swap agreements subject a fund to the risk that the counterparty to the transaction may not meet its obligations. The fund also bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.
Equity Securities Risk - The risk that events negatively affecting issuers of equity securities, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and as such, the value of the fund’s shares. Investments in a particular style (such as growth or value) or in small or medium-size companies may enhance this risk.
Event Driven Strategies Risk - The fund may seek to profit from the occurrence of specific corporate or other events. Such events may include mergers, acquisitions, recapitalizations, restructurings, spinoffs, divestitures, management change, new products or

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offerings and other situations which may alter a company’s structure, strategy or prospects. A delay in the timing of these events, or the failure of these events to occur at all, may have a significant negative effect on the fund’s performance.
Exchange-Traded Fund Risk - The fund may purchase exchange-traded funds (ETFs) to gain exposure to specific asset classes or sectors, or as a substitute for investing directly in individual securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the price movement of an index-based ETF may not track the underlying index and may result in a loss. Additionally, the lack of liquidity on an ETF could result in it being more volatile and the market price for the ETF may be higher than or lower than the ETF’s net asset value. ETF’s also have management fees, which increase their cost. ETFs may trade in the secondary market at prices that are below the net asset value of its underlying portfolio securities.
Foreign Securities Risk - The fund may invest in securities issued by foreign corporations or foreign governments, agencies or instrumentalities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable social, political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors and others make investing in foreign securities generally riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.
Foreign Currency Risk - In addition, investments in foreign countries are subject to currency risk, meaning that because a portion of the fund’s investments may be denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Foreign Currency Transaction Risk - Non-U.S. currency forward contracts, futures contracts, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the fund’s position. Forward contracts are not guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the fund. In respect of such trading, the fund is subject to the risk of counterparty failure or the inability of or refusal by a counterparty to perform with respect to such contracts.
Global Macro Strategies Risk - The success of a global macro investment strategy depends upon the underlying subadvisor’s ability to identify and exploit perceived fundamental, economic, financial and political imbalances that may exist in and between markets throughout the world. Identification and exploitation of such imbalances involves significant uncertainties. There can be no assurance that the fund will be able to locate investment opportunities or to exploit such imbalances. In the event that the theses underlying the fund's positions fail to be borne out in developments expected by PWP and/or the underlying subadvisors, the fund may incur losses, which could be substantial.
Investment Model Risk - Securities selected using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.
Leverage Risk - Leverage in the fund's portfolio can be created from borrowing or utilizing certain types of transactions or instruments such as derivatives and short selling.  Leverage can result in losses to the fund that exceed the amount originally invested and may amplify changes in the fund's net asset value.  Leverage may also impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, and result in increased volatility.
Liquidity Risk - The chance that a fund will have difficulty selling its securities is called liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may also be difficult to value.
Market Risk - The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally, particular industries, real or perceived adverse economic conditions or investor sentiment generally.
Multi-Manager Risk - Fund performance is dependent upon the success of the advisor and subadvisors in implementing the fund’s investment strategies in pursuit of its goal.  The fund’s performance will depend on the success of PWP’s methodology in allocating the fund’s assets to underlying subadvisors and its selection and oversight of subadvisors.  To the extent the underlying subadvisors’ investment styles are not complimentary to each other, the fund’s performance could be negatively affected.  In addition, underlying subadvisors could enter into conflicting transactions (e.g. one subadvisor purchasing a security at the same time another subadvisor sells the same security or the fund taking a long position in a security it has also sold short), which depending on the performance of such securities and the economic environment, could be beneficial or detrimental to the fund's performance.  Multi-manager strategies can increase a fund's portfolio turnover rate, which could result in higher levels of realized capital gains or losses, higher brokerage commissions and other transaction costs.  Some underlying subadvisors may have limited experience managing mutual funds, which,

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unlike other funds these subadvisors manage, are subject to daily inflows and outflows of investor cash. Mutual funds are also subject to certain legal and tax-related restrictions on their investments and operations necessary to comply with the Investment Company Act and certain provisions of the Internal Revenue Code applicable to mutual funds, that may be unfamiliar to some subadvisors. The advisor has received an exemptive order from the SEC that permits the advisor to engage additional subadvisors, to enter into subadvisory agreements with those subadvisors and to materially amend any existing subadvisory agreements upon the approval of the Board of Directors and without shareholder approval.
Redemption Risk - The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, the fund’s performance may be adversely affected.
Risk Management - No management program can eliminate the fund’s exposure to market risk. Although the fund is managed in an effort to reduce the effects of market risk on the fund, there is no guarantee that the fund will successfully manage the risks associated with its investments.
Short Sales Risk - Short sales involve the risk that the fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security. In addition, because the fund’s loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a fund’s loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security’s value cannot drop below zero. In addition, the fund may not be able to close out a short position at a particular time or price advantageous to the fund, and there is some risk the lender of the security sold short will terminate the loan at an inopportune time.
When the fund takes a short position, it borrows securities and then sells them, which effectively leverages the fund’s assets. Leveraging the fund’s investment portfolio may cause the fund to be more volatile because the use of leverage magnifies investment gains and losses of the fund. In addition, the use of leverage may cause the fund to sell portfolio securities at inopportune times in order to meet its obligations or to satisfy segregation requirements.
Small and Medium-Sized Company Risk - The fund may invest in medium-sized and smaller companies, which may be more volatile and subject to greater short-term risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information.
Valuation Risk - Many factors may influence the price at which the fund could sell any particular portfolio investment. The sales price may well differ-higher or lower-from the fund’s last valuation of such security, and such difference could be significant, particularly for illiquid securities and/or markets that experience extreme volatility. If a particular security trades in a thin market (a market with a low number of buyers and sellers), prices for such security may be more volatile and such security may be more difficult to value, since there are fewer transactions taking place in the marketplace. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the fund had not fair-valued the securities or had used a different valuation methodology.
Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

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Management
Who manages the fund?
The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.
The Board of Directors
The Board of Directors is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the fund’s advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940.
The Investment Advisor
The fund’s investment advisor is American Century Investment Management, Inc. (ACIM or the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor will provide general management services to the fund including overall supervisory responsibility for the general management and investment of the fund’s assets. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.
For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, expenses on securities sold short, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For all classes other than the Y and R6 Classes, the advisor may pay unaffiliated third parties for providing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended October 31, 2016	Investor Class	I Class	Y Class	A Class	C Class	R Class	R6 Class
AC Alternatives Long Short	2.40%	2.20%	N/A1	2.40%	2.40%	2.40%	2.05%
1 The Y Class had not commenced operations as of October 31, 2016. The class will pay the advisor a unified management fee of 2.05%.
The advisor is responsible for entering into a subadvisory agreement with, and overseeing the activities of, each of the subadvisors listed below. The advisor also oversees the subadvisors compliance with fund objectives, policies, strategies, and restrictions. The advisor compensates the subadvisors out of the unified management fee it receives from the fund.
A discussion regarding the basis for the Board of Directors’ approval of the fund’s investment advisory agreement with the advisor, as well as each subadvisory agreement between the advisor and the subadvisors, is available in the fund’s annual report to shareholders dated October 31, 2016.
Subadvisors
The advisor has engaged Perella Weinberg Partners Capital Management LP (PWP) to serve as a subadvisor for the fund. PWP is responsible for identifying and recommending underlying subadvisors to manage distinct investment strategies within the fund, as well as providing the daily asset allocation among the underlying subadvisors. PWP may also manage a portion of the fund’s assets using its own investment strategies. PWP is located at 7979 East Tufts Avenue, Suite 700, Denver Colorado 80237. PWP launched in 2007 with capital raised from strategic investors to establish its operations and investment vehicles. The asset management business includes a diversified suite of products providing investors with forward looking investment strategies focused purely on investment returns which are uncorrelated to markets. PWP is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). PWP is also registered with the U.S. Commodity Futures Trading Commission as a commodity pool operator under the Commodity Exchange Act of 1936, as amended, and is a member of the National Futures Association.
Each of the following entities has been engaged as an underlying subadvisor for the fund. Each underlying subadvisor is responsible for managing a discrete portion of the fund’s assets.
Columbia Management Investment Advisers, LLC (CMIA) is located at 225 Franklin Street, Boston, Massachusetts 02110. CMIA is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. CMIA’s management experience covers all

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major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, CMIA acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Passport Capital, LLC (Passport) is located at One Market Street, Steuart Tower, Suite 2200, San Francisco, California 94105. Passport is a San Francisco-based global investment firm founded in 2000 by its current Chief Investment Officer, John Burbank. Passport seeks to achieve risk-adjusted returns through a combination of macroeconomic analysis, fundamental research and quantitative tools. The firm employs top-down, macroeconomic analysis to seek to identify durable, secular changes not reflected in asset prices. The firm also conducts fundamental research in an attempt to identify individual securities that most effectively express the firm’s investment views.
Sirios Capital Management, L.P., (Sirios) founded in 1999, is a fundamentally-driven investment firm located at One International Place, 30th Floor, Boston, Massachusetts 02110. John F. Brennan, Jr. is the Managing Director and co-founder. Sirios provides investment advisory services on a discretionary basis to a variety of clients, including mutual funds, private funds, and UCITS. As of December 31, 2016, Sirios had approximately $2.54 billion in assets under management.
Three Bridges Capital, LP (Three Bridges) is located at 810 Seventh Avenue, 32nd Floor, New York, New York, 10019. Three Bridges is an independent, specialist investment management firm focused on European equities founded in 2011 by Eugene Salamon, the firm’s Managing Partner and Portfolio Manager. Three Bridges seeks to generate competitive returns in rising markets and preserve capital in falling markets in an effort to realize strong, risk-adjusted returns over a market cycle. The firm invests in large/mid-cap European equities and seeks to generate performance principally from fundamentally-driven stock selection.
The Fund Management Team
The advisor provides investment advisory services for the fund. The following portfolio manager has overall responsibility for all aspects of management of the fund and is primarily responsible for coordinating the fund’s activities. Such activities include providing oversight of the fund’s subadvisors, monitoring asset allocation decisions, reviewing overall fund composition for compliance with stated investment objectives and strategies, and monitoring cash flows.
Cleo Chang
Ms. Chang, Senior Vice President and Head of Alternative Investments, has managed the fund since 2017. She joined American Century Investments in 2015. From 2005 to 2015, Ms. Chang served as the Managing Director and Vice President at Wilshire Associates Inc. She earned an M.B.A from the Marshall School of Business, University of Southern California, and received a B.A. in Economics from the University of California, Berkeley.
The advisor has, in turn, hired PWP to make recommendations regarding underlying subadvisor selection as well as day-to-day investment management and asset allocation. PWP performs this function under the supervision of the advisor and the general oversight of the fund’s Board of Directors.
The portfolio managers who are jointly and primarily responsible for the day-to-day management of the fund are identified below. Responsibility for research, security selection and portfolio construction for portions of the fund may be allocated among the underlying subadvisors. Overall responsibility for coordinating the fund’s activities, including recommending appropriate asset allocations, reviewing overall fund composition and monitoring cash flows, is shared by the following portfolio managers.
Chris Bittman
Mr. Bittman is a Partner at PWP and is the CEO and CIO of the Agility platform. The Agility platform is PWP’s outsourced chief investment officer business that provides investment advisory and other services to foundations and endowments and other institutional clients. Mr. Bittman joined PWP in 2009. Prior to joining PWP, Mr. Bittman was the CIO of the University of Colorado Foundation. Mr. Bittman has a bachelor’s degree in journalism from the University of Colorado.
Kent Muckel
Mr. Muckel is a Partner at PWP and leads the public equity and fixed-income efforts on the Agility platform. Mr. Muckel joined PWP in 2010. Prior to joining PWP, Mr. Muckel was the Chief Investment Officer for Baylor University in 2009. He has a bachelor’s degree in finance with honors from the University of Colorado and an MBA from the Daniels School of Business at the University of Denver. He is a CFA charterholder.
Darren Myers
Mr. Myers is a Partner at PWP and leads the absolute return investment efforts for the Agility platform. Mr. Myers joined PWP in 2007. Prior to joining PWP, he served as a Senior Research Analyst at Tejas Securities Group, Inc. from 2004 to 2007, where he provided investment recommendations on special situation and distressed debt opportunities. He holds a bachelor’s degree and an MBA from the University of Texas at Austin. He is a CFA charterholder.
The statement of additional information provides additional information about the accounts managed by these portfolio managers, the structure of their compensation, and their ownership of fund securities.

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Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information. The Board of Directors and/or the advisor may change the fund’s investment objective and any other policies or investment strategies described in this prospectus or otherwise used in the operation of the fund at any time, subject to applicable notice provisions.

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Investing Directly with American Century Investments
Services Automatically Available to You
Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you have questions about the services that apply to your account type, please call us.
Generally, once your account is established, any registered owner (including those on jointly owned accounts) or any trustee (including those on trust accounts with multiple trustees), or any authorized signer on business accounts with multiple authorized signers, may transact business by any of the methods described below. American Century reserves the right to require all owners or trustees or authorized signers to act together, at our discretion.
Account Maintenance Fee
If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee as soon as administratively possible. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com. Regardless of whether you manage your account online, you may request a paper copy of the prospectus, statement of additional information, or annual report free of charge.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases
Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918

•	Your American Century Investments account number and fund name

•	Your name

•	The contribution year (for IRAs only)

•	Dollar amount
New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

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Ways to Manage Your Account
ONLINE
americancentury.com
Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Exchange shares from another American Century Investments account with an identical registration.
Make additional investments: Make an additional investment into an established American Century Investments account. If we do not have your bank information, you can add it.
Sell shares*: Redeem shares and choose whether the proceeds are electronically transferred to your authorized bank account or sent by check to your address of record.
* Online redemptions up to $25,000 per day per account.
IN PERSON
If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday

•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday; 8 a.m. to noon, Saturday

•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday
BY TELEPHONE
Investor Services Representative: 1-800-345-2021
Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533
Automated Information Line: 1-800-345-8765
Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Call or use our Automated Information Line (available only to Investor Class shareholders).
Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.
Sell shares: Call or use our Automated Information Line. The Automated Information Line redemptions are up to $25,000 per day per account and are available for Investor Class shareholders only.
BY MAIL OR FAX
Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 1-888-327-1998
Open an account: Send a signed, completed application and check or money order payable to American Century Investments.
Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another with an identical registration.
Make additional investments: Send your check or money order for at least $50 with an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.
Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.
AUTOMATICALLY
Open an account: Not available.
Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another with an identical registration.
Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.
Sell shares: You may sell shares automatically by establishing a systematic redemption plan.
See Additional Policies Affecting Your Investment for more information about investing with us.

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Investing Through a Financial Intermediary
The fund may be purchased by participants in employer-sponsored retirement plans or through financial intermediaries that provide various administrative and distribution services.

Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.
Although each class of the fund’s shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.
Investor Class
Investor Class shares are available for purchase without sales charges or commissions but may be subject to account or transaction fees if purchased through financial intermediaries. These shares are available to investors in retail brokerage accounts, broker-dealer-sponsored fee-based advisory accounts, other advisory accounts where fees are charged, and employer-sponsored retirement plans.
I Class
I Class shares are available for purchase without sales charges or commissions by endowments, foundations, large institutional investors and financial intermediaries. Employer-sponsored retirement plans may not invest in I Class shares, except that plans invested in the I Class prior to April 10, 2017 may make additional purchases.
Y Class
Y Class shares are available for purchase without sales charges or commissions through financial intermediaries that offer fee based advisory programs. Y Class shares may be purchased or redeemed only through financial intermediaries that trade in omnibus accounts with American Century Investments.
A Class
A Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares carry an initial sales charge and an ongoing distribution and service (12b-1) fee that is used to compensate your financial professional. See Calculation of Sales Charges below for commission amounts received by financial professionals on the purchase of A Class shares. The sales charge decreases with the size of the purchase, and may be reduced or eliminated in certain situations. See Reductions and Waivers of Sales Charges for A Class and CDSC Waivers below for a full description of the breakpoints, reductions and waivers that may be available through financial intermediaries in certain types of accounts or products.
C Class
C Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares do not have an initial sales charge but carry an ongoing distribution and service (12b-1) fee. Except as noted below, the commission paid to your financial professional for purchases of C Class shares is 1.00% of the amount invested, and the shares have a contingent deferred sales charge (CDSC) when redeemed within one year of purchase.  Your financial professional does not receive the distribution and service (12b-1) fee until the CDSC period has expired (it is retained by the distributor).  See CDSC Waivers below for a full description of the waivers that may be available.
R Class
R Class shares do not carry a sales charge or commission, but they have an ongoing distribution and service (12b-1) fee.  R Class shares are available for purchase through certain employer-sponsored retirement plans. R Class shares also may be available for certain other accounts through financial intermediaries who have an agreement with us to offer the R Class in certain products.  Additionally, IRA accounts in R Class shares established through financial intermediaries prior to August 1, 2006, may make additional purchases. R Class shares are not available for purchase in the following types of employer-sponsored retirement plans: SEP IRAs, SIMPLE IRAs or SARSEPs, except that investors in such plans with accounts in R Class shares established prior to March 1, 2009, may make additional purchases, and certain intermediaries may have agreements with us to offer R Class shares in such plans as described above.
R6 Class
R6 Class shares are available for purchase without sales charges or commissions by participants in certain employer-sponsored retirement plans. R6 Class shares may be purchased or redeemed only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants.

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Calculation of Sales Charges
The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the website. From the description of A or C Class shares, a hyperlink will take you directly to this disclosure.
The availability of the sales charge reductions and waivers discussed below will depend upon whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of these reductions or waivers.  Please refer to Appendix A for information provided by certain financial intermediaries regarding their sales charge waiver or discount policies that are applicable to investors transacting in fund shares through such financial intermediary.
A Class
A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Commission as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	1.00%
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%
$10,000,000 or more	0.00%	0.00%	0.25%
There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a deferred sales charge of 1.00% of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends. No dealer commission will be paid to your financial professional for purchases by certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
Reductions and Waivers of Sales Charges for A Class
You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated.
You and your immediate family (which includes your spouse or domestic partner and children, step-children, parents or step-parents of you, your spouse or domestic partner) may combine investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including account assets invested in Qualified Tuition Programs under Section 529) to reduce your A Class sales charge in the following ways:
Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts

•	Solely controlled business accounts

•	Single-participant retirement plans

•	Endowments or foundations established and controlled by you or an immediate family member
For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.
Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.
Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

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Letter of Intent. A Letter of Intent allows you to combine all purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge, except for purchases in the A or C Class of money market funds. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.
Waivers for Certain Investors. The sales charge on A Class shares may be waived for:

•
Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members, which includes their spouse or domestic partner and children, step-children, parents or step-parents of them, their spouse or domestic partner) having selling agreements with the advisor or distributor

•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Current officers, directors and employees of American Century Investments

•
Certain group employer-sponsored retirement plans, where plan level or omnibus accounts are held with the fund, or shares are purchased by certain retirement plans that are part of a retirement plan or platform offered by banks, broker dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers. For purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.  However, SEP IRA, SIMPLE IRA or SARSEP retirement plans that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information.

•
Purchases of additional shares in accounts that held shares of an Advisor Class fund that was renamed A Class on either September 4, 2007, December 3, 2007 or March 1, 2010. However, if you close your account or if you transfer your account to another financial intermediary, future purchases of A Class shares of a fund may not receive a sales charge waiver.

An investor who receives a sales charge waiver for purchases of fund shares through a financial intermediary may become ineligible to receive such waiver if the nature of the investor’s relationship with and/or the services it receives from the financial intermediary changes. Please consult with your financial professional for further details.
C Class
C Class shares are sold at their net asset value without an initial sales charge. If you purchase shares through a financial intermediary who receives a commission from the fund’s distributor on the purchase and redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.
American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including account assets invested in Qualified Tuition Programs under Section 529) in accounts held by you and your immediate family members (which includes your spouse or domestic partner and children, step-children, parents or step-parents of you, your spouse or domestic partner). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.
Calculation of Contingent Deferred Sales Charge (CDSC)
To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).
CDSC Waivers
Any applicable CDSC for the A or C Classes may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually 12% of the lesser of the original purchase cost or current market value for A and C Class shares

•	redemptions through employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

•	distributions from IRAs due to attainment of age 59½ for A Class shares and for C Class shares

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•	required minimum distributions from retirement accounts upon reaching age 70½

•	tax-free returns of excess contributions to IRAs

•	redemptions due to death or post-purchase disability

•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only

•	if no dealer commission was paid to the financial intermediary on the purchase for any other reason
Reinstatement Privilege
Within 90 days of a redemption, dividend payment or capital gains distribution of any A Class shares, you may reinvest all or a portion of the proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You may use the privilege only once per account. This privilege may only be invoked by the original account owner to reinvest shares in an account with the same registration as the account from which the redemption or distribution originated. This privilege does not apply to systematic or automatic transactions, including, for example, automatic purchases, withdrawals and payroll deductions. If you wish to use this reinvestment privilege, you or your financial professional must provide written notice to American Century Investments.
Employer-Sponsored Retirement Plans
Certain group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers are eligible to purchase Investor, A, C , R and R6 Class shares. Employer-sponsored retirement plans are not eligible to purchase I or Y Class shares. However, employer-sponsored retirement plans that were invested in the I Class prior to April 10, 2017 may make additional purchases. For more information regarding employer-sponsored retirement plan types, please refer to Buying and Selling Fund Shares in the statement of additional information. A and C Class purchases are available at net asset value with no dealer commission paid to the financial professional, and do not incur a CDSC. A, C and R Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. American Century Investments does not impose minimum initial investment amount, plan size or participant number requirements by class for employer-sponsored retirement plans; however, financial intermediaries or plan recordkeepers may require plans to meet different requirements.
Exchanging Shares
You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100

•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange
For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.
Moving Between Share Classes and Accounts
You may move your investment between share classes (within the same fund or between different funds) in certain circumstances deemed appropriate by American Century Investments. You also may move investments held in certain accounts to a different type of account if you meet certain criteria. Please contact your financial professional for more information about moving between share classes or account types.
Buying and Selling Shares Through a Financial Intermediary
Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements

•	exchange policies

•	fund choices

•	cutoff time for investments

•	trading restrictions

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In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund’s annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.
The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.
If you submit a transaction request through a financial intermediary that does not have a selling agreement with us, or if the financial intermediary's selling agreement does not cover the type of account or share class requested, we may reject or cancel the transaction without prior notice to you or the intermediary.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Additional Policies Affecting Your Investment
Eligibility for Investor Class Shares
The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee

•	employer-sponsored retirement plans

•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

•	insurance products and bank/trust products where fees are being charged
The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.
Minimum Initial Investment Amounts for Investor, A, C and R Classes
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Investors opening accounts through financial intermediaries may open an account with $250, but the financial intermediaries may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based advisory accounts	No minimum
Coverdell Education Savings Account (CESA)	$2,000[1]
Employer-sponsored retirement plans[2]	No minimum

[1]	The minimum initial investment for shareholders investing through financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

[2]	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
Subsequent Purchases
There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.
Eligibility for I Class Shares
I Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, endowments, foundations and financial advisors that meet the fund’s minimum investment requirements. Employer-sponsored retirement plans may not invest in I Class shares, except that plans invested in the I Class prior to April 10, 2017 may make additional purchases.
Minimum Initial Investment Amounts for I Class
The minimum initial investment amount is generally $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you have an aggregate investment in the American Century family of funds of $10 million or more ($5 million for endowments and foundations). This includes accounts held directly with American Century and those held through a financial intermediary. American Century Investments also may waive the minimum initial investment in other situations it deems appropriate.
American Century Investments may permit an intermediary to waive the initial minimum per shareholder as provided in Buying and Selling Fund Shares in the statement of additional information.
Eligibility for Y Class Shares
Y Class shares are available for purchase without sales charges or commissions through financial intermediaries that offer fee based advisory programs. Y Class shares may be purchased or redeemed only through financial intermediaries that trade in omnibus accounts with American Century Investments. Y Class shares may not be purchased by shareholders investing through employer-sponsored retirement plans or individuals investing directly with American Century Investments.
Minimum Initial Investment Amounts for Y Class
There is no minimum initial investment amount or subsequent investment amount for Y Class shares, but financial intermediaries may require different investment minimums.

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Eligibility for R6 Class Shares
The fund’s R6 Class shares are generally available only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, plan level or omnibus accounts must be held on the books of the fund. R6 Class shares also are available to funds of funds advised by American Century and unaffiliated funds of funds sold primarily to the employer-sponsored retirement plan market. R6 Class shares are not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
Minimum Initial Investment Amounts for R6 Class
There is no minimum initial investment amount or subsequent investment amount for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Redemptions
If you sell C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.
However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within seven days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. We may also require a signature guarantee for redemptions in other situations, as described below. If you change your bank information, we may impose a seven-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.
In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.
Special Requirements for Large Redemptions
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.
We will value these securities in the same manner as we do in computing the fund’s NAV. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash. These securities remain subject to market risk until sold, and you may incur capital gains and/or losses when you sell the securities.
If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.
Redemption of Shares in Accounts Below Minimum
If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. Please note that you may incur tax liability as a result of the redemption. For I Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20 percentage points higher than the I Class.
Signature Guarantees
A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners;

•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account;

•	You are transferring ownership of an account over $100,000;

•	You change your address and request a redemption over $100,000 within seven days;

•	You request proceeds from redemptions, dividends, or distributions be sent to an address or financial institution differing from those on record; or

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•	You make a redemption or other transaction request via telephone, and we are unable to verify your identity.
We reserve the right to require a signature guarantee for other transactions, or we may employ other security measures, such as signature comparison or notarized signature, at our discretion.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction.  Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled.   Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.
Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of frequent trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
American Century Investments uses a variety of techniques to monitor for and detect frequent trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of frequent trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.
Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made

•	within seven days of the purchase, or

•	within 30 days of the purchase, if it happens more than once per year.
To the extent practicable, we try to use the same approach for defining frequent trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.
The frequent trading limitations do not apply to the following types of transactions:

•	purchases of shares through reinvested distributions (dividends and capital gains);

•	redemption of shares to pay fund or account fees;

•	CheckWriting redemptions;

•	redemptions requested following the death of a registered shareholder;

•	transactions through automatic purchase or redemption plans;

•	transfers and re-registrations of shares within the same fund;

•	shares exchanged from one share class to another within the same fund;

•	transactions by 529 college savings plans and funds of funds (however shareholders of American Century’s funds of funds are subject to the limitations); and

•	reallocation or rebalancing transactions in broker-dealer sponsored fee-based wrap and advisory programs.
For shares held in employer-sponsored retirement plans, generally only participant-directed exchange transactions are subject to the frequent trading restrictions. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, or SARSEPs.

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In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.
American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties and restrictions may not be applied uniformly in all cases.
Your Responsibility for Unauthorized Transactions
American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting additional identifying information, requiring personalized security codes or other information online, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.
A Note About Mailings to Shareholders
To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. In accordance with applicable law, we also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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Share Price and Distributions
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of each class of the fund, is the current value of the fund’s assets attributable to the class, minus any liabilities, divided by the number of shares of the class outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last reported sale price as of the time of valuation. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding official close price or last sale price of such securities on the foreign exchange where primarily traded or at the time the fund’s NAV is determined, if that foreign exchange is open later than the NYSE. The value of any security or other asset denominated in a currency other than the U.S. dollars is then converted to U.S. dollars at the prevailing foreign exchange rate at the time the fund’s NAV is determined. Securities that are neither listed on a securities exchange or traded over the counter may be priced using the mean of the bid and asked prices obtained from an independent broker who is an established market maker in the security. The fund may use third party pricing services to assist in the determination of market value.
Readily available market quotations for fixed-income securities shall generally be received from independent pricing services that have been approved by the Board. It is anticipated that such pricing services will generally provide evaluated prices based on accepted industry conventions. Evaluated prices are commonly derived through utilization of market models. Such models take into consideration various market factors and security characteristics. These include, but are not limited to, the following: trade data, quotations from broker-dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities and other relevant security specific information. Debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.
If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

•	a debt security has been declared in default; or

•	trading in a security has been halted during the trading day.
If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.
The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.
With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies), the fund’s NAV will be calculated based upon the NAVs of such registered investment companies. These registered investment companies are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.
Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.
Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by a fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

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The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
Generally, participants in tax-deferred retirement plans reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

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Taxes
Some of the tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Distributions by the fund of dividend and interest income, capital gains and other income it has generated through its investment activities will generally be taxable to shareholders who hold shares in a taxable account. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.
Tax-Deferred Accounts
If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.
Taxable Accounts
If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.
Taxability of Distributions
Fund distributions may consist of income, such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed at the same rates as long-term capital gains.

Qualified dividend income is a dividend received by the fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.
The tax character of any distributions from capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions or take them in cash. Short-term (one year or less) capital gains are taxable as ordinary income. Gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains.
If a fund’s distributions exceed current and accumulated earning and profits, such excess will generally be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.
For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax character of fund distributions for each calendar year in an annual tax mailing.
If you meet specified income levels, you will also be subject to a 3.8% Medicare contribution tax which is imposed on net investment income, including interest, dividends and capital gains. Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.
Taxes on Transactions
Your redemptions — including exchanges to other American Century Investments funds — are subject to capital gains tax. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.
If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

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Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.
The risk in buying a dividend is that a fund’s portfolio may build up taxable income and gains throughout the period covered by a distribution, as income is earned and securities are sold at a profit. The fund distributes the income and gains to you, after subtracting any losses, even if you did not own the shares when the income was earned or the gains occurred.
If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the income earned or the gains realized in the fund’s portfolio.

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Multiple Class Information
The fund offers multiple classes of shares. The classes have different fees, expenses, eligibility requirements and/or minimum investment requirements. The difference in the fee structures among the classes is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. Rather, the difference in fee structures is the result of the classes’ separate arrangements for shareholder and distribution services as permitted under Rule 18f-3 of the Investment Company Act. As a result, the advisor is able to charge certain classes lower unified management fees. Different fees and expenses will affect performance.
Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the I Class may provide for conversion from that class into shares of the Investor Class of the same fund.
Service, Distribution and Administrative Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund’s A Class, C Class and R Class have a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for C Class, and 0.50% for R Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.
Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.
American Century Investments does not pay any fees to financial intermediaries on Y or R6 Class shares.

32

Financial Highlights
Understanding the Financial Highlights
The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old) . Because the Y Class is new, it is not included.
On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period

•	investment income and capital gains or losses

•	distributions of income and capital gains paid to investors

•	share price at the end of the period
The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions

•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets

•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets

•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights that follow have been audited by Deloitte & Touche LLP. The Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.

33

AC Alternatives Long Short Fund

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016	$10.11	(0.15)	0.17	0.02	(0.08)	$10.05	0.18%	3.14%	2.42%	(1.55)%	410%	$20,168
2015(3)	$10.00	(0.01)	0.12	0.11	—	$10.11	1.10%	2.75%(4)	2.40%(4)	(2.28)%(4)	81%	$20,227
I Class(5)
2016	$10.11	(0.13)	0.16	0.03	(0.08)	$10.06	0.22%	2.94%	2.22%	(1.35)%	410%	$6,324
2015(3)	$10.00	(0.01)	0.12	0.11	—	$10.11	1.20%	2.55%(4)	2.20%(4)	(2.08)%(4)	81%	$6,068
A Class
2016	$10.11	(0.18)	0.16	(0.02)	(0.07)	$10.02	(0.17)%	3.39%	2.67%	(1.80)%	410%	$10,044
2015(3)	$10.00	(0.01)	0.12	0.11	—	$10.11	1.10%	3.00%(4)	2.65%(4)	(2.53)%(4)	81%	$10,112
C Class
2016	$10.11	(0.25)	0.16	(0.09)	(0.06)	$9.96	(0.92)%	4.14%	3.42%	(2.55)%	410%	$9,969
2015(3)	$10.00	(0.01)	0.12	0.11	—	$10.11	1.10%	3.75%(4)	3.40%(4)	(3.28)%(4)	81%	$10,109
R Class
2016	$10.11	(0.20)	0.16	(0.04)	(0.07)	$10.00	(0.42)%	3.64%	2.92%	(2.05)%	410%	$2,004
2015(3)	$10.00	(0.01)	0.12	0.11	—	$10.11	1.10%	3.25%(4)	2.90%(4)	(2.78)%(4)	81%	$2,022
R6 Class
2016	$10.11	(0.11)	0.16	0.05	(0.08)	$10.08	0.45%	2.79%	2.07%	(1.20)%	410%	$4,370
2015(3)	$10.00	(0.01)	0.12	0.11	—	$10.11	1.20%	2.40%(4)	2.05%(4)	(1.93)%(4)	81%	$2,023

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	October 15, 2015 (fund inception) through October 31, 2015.

(4)	Annualized.

(5)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

34

Appendix A

The information in this Appendix is part of, and incorporated into, the fund’s prospectus.

Financial Intermediary Sales Charge Reduction and Waiver Information
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (CDSC) waivers, which are set forth below. In all instances, it is the investor’s responsibility to notify the fund or the applicable financial intermediary at the time of purchase of any relationship or other facts qualifying the investor for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.
Sales Charge Reductions and Waivers Available through Merrill Lynch
Effective April 10, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end Sales Load Waivers on A Class Shares available at Merrill Lynch

•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from C Class ( i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•	Directors or trustees of the fund, and employees of the fund’s investment advisor or any of its affiliates, as described in this prospectus

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)

A-1

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus.

•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

A-2

Notes

Notes

Where to Find More Information
Annual and Semiannual Reports
Additional information about the fund’s investments will be available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders dated October 31, 2016.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.
The Securities and Exchange Commission (SEC)
Information about the fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.
This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-07820 CL-PRS-91756 1704

April 10, 2017

AC Alternatives®
Prospectus

AC Alternatives® Multi-Strategy Fund
Investor Class
I Class
Y Class
A Class
C Class
R Class
R6 Class

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	3
Principal Risks	4
Fund Performance	8
Portfolio Management	8
Purchase and Sale of Fund Shares	8
Tax Information	9
Payments to Broker-Dealers and Other Financial Intermediaries	9
Objectives, Strategies and Risks	10
Management	18
Investing Directly with American Century Investments	21
Investing Through a Financial Intermediary	23
Additional Policies Affecting Your Investment	28
Share Price and Distributions	32
Taxes	34
Multiple Class Information	36
Appendix A	A-1

©2017 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary
Investment Objective
The fund seeks to provide capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 24 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	I1	Y	A	C	R	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None²	1.00%	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C	R	R6
Management Fee	2.35%	2.15%	2.00%	2.35%	2.35%	2.35%	2.00%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None
Other Expenses[3]	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Dividends on Short Sales[3]	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Broker Fees and Charges on Short Sales[3]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Other[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[3]	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	2.81%	2.61%	2.46%	3.06%	3.81%	3.31%	2.46%

[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.

[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

[3]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Investor Class	$285	$872
I Class	$265	$813
Y Class	$250	$768
A Class	$867	$1,467
C Class	$384	$1,166
R Class	$335	$1,020
R6 Class	$250	$768

2

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.
Principal Investment Strategies
The fund pursues its investment objective by combining several alternative investment strategies seeking to achieve capital appreciation while maintaining a low correlation to traditional equity and fixed-income markets.
American Century Investment Management, Inc. (the advisor) utilizes multiple subadvisors to manage the fund’s assets, each employing its own particular investment strategy. Perella Weinberg Partners Capital Management LP (PWP) has been engaged by the advisor to identify and recommend other underlying subadvisors to manage distinct investment strategies within the fund. PWP uses a flexible and opportunistic investment strategy that allocates assets among underlying subadvisors with expertise in a particular investment strategy, and supplements those strategies with its own direct investment management and hedging strategies. PWP also provides tactical allocation of assets among the various underlying subadvisors and a framework for the risk management and investment monitoring of the fund. The advisor provides oversight of each of these functions.
PWP may allocate assets to underlying subadvisors employing all or a subset of the investment strategies described below at any given time, and, subject to the oversight of the advisor, may change allocations from time to time in its discretion.
The fund’s principal investment strategies include:

•
Long/short equity strategies involve long and short investing, based on fundamental evaluations, research and various analytical measurements, in equity investments. Equity investments include common stock, preferred stock, equity-equivalent securities such as convertible securities and derivative instruments that give exposure to equities such as stock futures contracts, stock index futures contracts, equity options and swaps on equities. These strategies may take both long and short positions in equities issued by companies across all market capitalizations, in both the U.S. and non-U.S. markets based on whether the underlying subadvisor believes the securities are likely to increase or decrease in value, respectively. An underlying subadvisor buys, or takes long positions in, equity investments it has identified as undervalued and takes short positions in equity investments that it has identified as overvalued or believes will decline in value.

•
Long/short credit strategies tactically invest both long and short in debt securities of domestic and foreign issuers of all maturities and credit qualities. These investments include high-yield debt securities (also known as junk bonds), floating rate bank loans, loan participations, mortgage and other asset-backed securities, distressed debt, corporate bonds, inflation-linked and other debt securities.

•
Structured credit strategies involve taking long or short positions in asset-backed securities, including securities backed by commercial and residential mortgages, which may include non-agency mortgage-backed securities. Asset-backed securities also may involve securities backed by auto loans, credit card debt, student loans, corporate loans or other collateral. These securities may pay fixed or variable rates of interest.

•
Event driven strategies seek to achieve gains from market movements in security prices caused by specific corporate or market events (or prospective events) or changes in perceived relative value in a security. Examples of corporate events include mergers, acquisitions, transfers of assets, tender offers, exchange offers, recapitalizations, liquidations, divestitures, spin-offs, equity restructurings and reorganizations.

•
Trading oriented strategies may involve a variety of investment styles seeking to identify short or long-term trading opportunities, including analyzing market themes and trends and other technical factors.

•
Real asset strategies seek to gain exposure to commodity markets by investing directly or indirectly in commodities, commodity-related securities or commodity-linked derivative instruments (such as commodity futures and options) and other inflation-sensitive assets such as real estate investment trusts (REITs), other real estate companies and inflation-linked debt.

•
Global macro strategies seek to profit from the movement of the prices of securities across asset classes. These strategies generally focus on macro-economic opportunities across numerous financial markets and geographies. Strategies may utilize tactical trend-based models to allocate assets on both the long and short sides to a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities, often through the use of derivatives such as futures, options or swaps.

•
PWP overlay strategies are utilized by PWP to manage liquidity, hedging and overall thematic exposure of the fund. PWP utilizes investments in certain securities, including but not limited to, exchange traded funds, futures, options, and swaps with the intention of exploiting market opportunities, managing inflows and outflows of fund assets and/or hedging against certain risks identified by PWP.

Underlying subadvisors may use quantitative and/or fundamental investment strategies when selecting securities for the fund. In addition to positions in individual securities, the fund may allocate investments to exchange-traded funds (ETFs) or other securities that provide exposure to certain market or sector indices. The fund may invest in securities of foreign companies including companies located in emerging markets, when these securities meet an underlying subadvisor’s standards of selection. The fund also may use

3

foreign currency exchange contracts in order to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
The fund may invest in fixed-income securities of any maturity and does not seek to maintain a particular weighted average maturity.
The fund is currently authorized to utilize the following investment strategies and underlying subadvisors:

Investment Strategy	Underlying Subadvisor
Structured Credit	Good Hill Partners LP
Long/Short Credit	MAST Capital Management, LLC
Event-Driven Strategies	Levin Capital Strategies, LP
Long/Short Equity	Passport Capital, LLC
Overlay, Global Macro, Real Asset and Trading Strategies	PWP
PWP may make recommendations to the advisor to terminate and replace underlying subadvisors from time to time. To identify underlying subadvisors, PWP uses various selection criteria, which include investment capability, alignment with fund objectives, ability to compliment the styles of other subadvisors to achieve the fund’s objective and other factors. The advisor will then determine which underlying subadvisor changes are recommended to the fund’s board of directors for approval. In making allocation decisions regarding underlying subadvisors, PWP performs due diligence on both investment and general business aspects of the underlying subadvisor. PWP’s analysis considers, among other factors, the manager’s investment philosophy and process, historical track record, infrastructure, risk management capabilities, and organizational stability. PWP also considers the outlook for the underlying subadvisor’s investment strategy given current and future capital market and economic conditions. PWP may decide to terminate an underlying subadvisor allocation or investment strategy when it no longer believes the underlying subadvisor can contribute favorably towards our overall desired risk and return profile for the fund. Such decisions could be based on a change in current or expected capital market and economic conditions, key employee turnover, or a change in the manager’s investment or risk management process, or organizational stability, among other factors.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher portfolio turnover rate may indicate higher transaction costs and may affect the fund’s performance. Higher portfolio turnover also may result in the realization and distribution of capital gains, including short-term capital gains.
Principal Risks

•
Allocation Risk - The fund’s exposure to equities and fixed-income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time. The fund is actively managed and allocation decisions will be based on the advisor’s and subadvisors’ judgment about markets, volatility, interest rates, or the potential increase in value of particular investments or assets. There is no guarantee that the advisor’s and subadvisors’ decisions will produce the desired results.

•
Bank Loan Risk - The fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. The market for bank loans may not be highly liquid and the fund may have difficulty selling them. The fund’s bank loan investments typically will result in the fund having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrower with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. In addition, transactions in bank loans may take more than seven days to settle. As a result, the proceeds from the sale of bank loans may not be readily available to make additional investments or to meet the fund’s redemption obligations. Some bank loan interests may not be registered under the Securities Act of 1933 and therefore not afforded the protections of the federal securities laws.

•
Collateralized Debt Obligations/Collateralized Loan Obligation Risk - The fund may invest in collateralized debt obligations, collateralized loan obligations and other related instruments. Collateralized debt obligations and CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. CLOs issue securities in tranches with different payment characteristics and different credit ratings. Below investment grade tranches of CLO Securities typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. CLOs can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLOs in general. The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

•
Commodity Investing Risk - The fund’s investments in commodities, commodities related securities or commodity-linked derivatives (such as commodity futures and options) may be subject to greater volatility than investments in traditional securities.

4

Commodities related securities may include investments in companies engaged in commodity-related businesses and investments that provide exposure to underlying convertible commodities. The value of the fund’s commodity-related investments may be affected by changes in overall market movements, interest rate changes, and volatility in commodity-related indexes. The value of these investments also may be affected by factors affecting a particular commodity, such as weather, disease, embargoes, tariffs, taxes, and economic, political and regulatory developments.

•
Convertible Securities Risk - The fund may invest in convertible securities, which may be affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. In addition, because these securities are convertible into common stock, they are subject to general stock market risk, though to a lesser degree.

•	Counterparty Risk - If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties to such contracts.

•
Credit Risk - Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations. If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties to such contracts.

•
Derivatives Risk - The use of derivative instruments, such as futures, options and swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including leverage, liquidity, interest rate, market, credit, counterparty and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments. Gains or losses involving some futures, options and other derivatives may be substantial - in part because a relatively small price movement in these instruments may result in an immediate and substantial gain or loss for the fund. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Options are subject to the risk that the underlying security or asset does not rise sufficiently above the exercise price to cover the premium and transaction costs. Swap agreements subject a fund to the risk that the counterparty to the transaction may not meet its obligations. The fund also bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

•
Distressed Investment Risk - The fund may invest in distressed investments. Distressed investments generally entail greater risks due to such things as sensitivity to general economic and capital market conditions, interest rates, risks associated with leveraged companies and risks inherent in investing in companies experiencing financial and operating distress (e.g., issuer credit risk). Distressed investments generally have very low credit ratings or are unrated by credit rating agencies.

•
Emerging Market Risk  - Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•
Equity Securities Risk - The risk that events negatively affecting issuers of equity securities, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and as such, the value of the fund’s shares. Investments in a particular style (such as growth or value) or in small or medium-size companies may enhance this risk.

•
Event Driven Strategies Risk - The fund may seek to profit from the occurrence of specific corporate or other events. A delay in the timing of these events, or the failure of these events to occur at all, may have a significant negative effect on the fund’s performance.

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Exchange-Traded Fund Risk  - The risks of owning an exchange-traded fund (ETF) generally reflect the risks of owning the underlying securities they are designed to track, although the price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs also have management fees, which increase their cost, and may trade in the secondary market at a discount to the net asset value of the fund.

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Extension Risk - When interest rates rise, repayments of fixed-income securities may occur more slowly than anticipated, extending the effective duration of these fixed-income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone.

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Fixed-Income Securities Risk - The fund’s investments in fixed-income, or debt, securities will be subject to interest rate risk, credit risk, and extension and prepayment risk. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to changes in interest rates. Some fixed-income securities give the issuer the option to call, or

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redeem the securities before their maturity dates. During periods of market illiquidity or rising interest rates, prices of callable issues are subject to increased price fluctuation.

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Foreign Securities Risk - The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

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Foreign Currency Risk - Because the fund may invest in securities denominated in foreign currencies, the fund may be subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

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Foreign Currency Transaction Risk - Non-U.S. currency forward contracts, futures contracts, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the fund’s position. Forward contracts are not guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the fund. In respect of such trading, the fund is subject to the risk of counterparty failure or the inability of or refusal by a counterparty to perform with respect to such contracts.

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Global Macro Strategies Risk - The success of a global macro investment strategy depends upon an underlying subadvisor’s ability to identify and exploit perceived fundamental, economic, financial and political imbalances that may exist in and between markets throughout the world. Identification and exploitation of such imbalances involves significant uncertainties. There can be no assurance that the fund will be able to locate investment opportunities or to exploit such imbalances. In the event that the theses underlying the fund's positions fail to be borne out in developments expected by PWP and/or the underlying subadvisors, the fund may incur losses, which could be substantial.

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High-Yield Debt Risk - Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

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Interest Rate Risk - Changes in interest rates may adversely affect the value of the fund’s investments in fixed-income securities. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. When a fund holds floating or adjustable rate debt securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Investments in debt securities pose the risk that the subadvisor’s forecast of the direction of interest rates might be incorrect.

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Investment Model Risk - Securities selected using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of quantitative models will result in effective investment decisions for the fund.

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Leverage Risk - Leverage in the fund's portfolio can be created from borrowing or utilizing certain types of transactions or instruments such as derivatives and short selling.  Leverage can result in losses to the fund that exceed the amount originally invested and may amplify changes in the fund's net asset value.  Leverage may also impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, and result in increased volatility.

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Liquidity Risk - The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Liquidity risk is more pronounced for the fund than for funds that invest primarily in other types of securities. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may also be difficult to value.

•	Market Risk - The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

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Mortgage-Backed and Other Asset-Backed Securities Risk - Mortgage-related and other asset-backed securities are subject to additional risks including prepayment and extension risk. Mortgage-backed securities offered by non-governmental issuers are subject to specific risks, such as the failure of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets underlying the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

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•
Multi-Manager Risk - Fund performance is dependent upon the success of the advisor and subadvisors in implementing the fund’s investment strategies in pursuit of its goal.  The fund’s performance will depend on the success of PWP’s methodology in allocating the fund’s assets to underlying subadvisors and its selection and oversight of subadvisors.  To the extent the underlying subadvisors’ investment styles are not complimentary to each other, the fund’s performance could be negatively affected.  In addition, underlying subadvisors could enter into conflicting transactions (e.g. one subadvisor purchasing a security at the same time another subadvisor sells the same security or the fund taking a long position in a security it has also sold short), which depending on the performance of such securities and the economic environment, could be beneficial or detrimental to the fund's performance.  Multi-manager strategies can increase a fund's portfolio turnover rate, which could result in higher levels of realized capital gains or losses, higher brokerage commissions and other transaction costs.  Some underlying subadvisors may have limited experience managing mutual funds, which, unlike other funds these subadvisors manage, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations.

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Nondiversification - The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the underlying subadvisors the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund.

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Prepayment or Call Risk - If the fund holds a fixed-income security subject to prepayment or call risk, it may not benefit fully from the increase in value that other fixed-income securities generally experience when interest rates fall. Upon prepayment of the security, the fund may be forced to reinvest the proceeds in securities with lower yields. In addition, the fund may lose the amount of premium paid in the event of prepayment.

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Real Estate Investing - The fund’s investment in real estate companies may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning, other governmental regulation, and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk and credit risk.

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Redemption Risk - The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

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Risk Management - No management program can eliminate the fund’s exposure to market risk. Although the fund is managed in an effort to reduce the effects of market risk on the fund, there is no guarantee that the fund will successfully manage the risks associated with its investments.

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Senior Loan Risk - The fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed-income market. Senior loans may be subject to structural subordination and, although the loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.

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Short Sales Risk - If the market price of a security increases after the fund borrows the security to sell short, the fund will suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security.

•	Small and Medium-Sized Company Risk - The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.

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Subordinated Securities Risk - The fund may invest in securities that are subordinated in right of payment to more senior securities of the issuer. The fund is more likely to suffer a credit loss on subordinated securities of an issuer than on non-subordinated securities of the same issuer.

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Valuation Risk - The sales price of a security may well differ - higher or lower - from the fund’s last valuation of such security, and the difference could be significant, particularly for illiquid securities and/or markets that experience extreme volatility. If a particular security trades in a thin market (a market with a low number of buyers and sellers), prices for such security may be more volatile and such security may be more difficult to value, since there are fewer transactions taking place in the marketplace. If market conditions exist that cause the fund to fair-value certain securities, investors who purchase or redeem shares on days the fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds than if the fund had not fair-valued securities or used a different valuation methodology.

•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

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An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit americancentury.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Manager
Cleo Chang, Senior Vice President and Head of Alternative Investments, has managed the fund since 2017.
Subadvisor (Manager Selection, Asset Allocation and Security Selection)
Perella Weinberg Partners Capital Management LP
Portfolio Managers
Chris Bittman, Partner of PWP and CEO/CIO of the PWP Agility platform, has managed the fund since 2016.
Kent Muckel, CFA, Partner of PWP, has managed the fund since 2016.
Darren Myers, CFA, Partner of PWP, has managed the fund since 2016.
Underlying Subadvisors (Security Selection)
Good Hill Partners LP
MAST Capital Management, LLC
Levin Capital Strategies, LP
Passport Capital, LLC
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). Investors opening accounts through financial intermediaries may open an account with $250 for Investor, A, C and R Classes, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
The minimum initial investment amount for the I Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you have an aggregate investment in the American Century family of funds of $10 million or more ($5 million for endowments and foundations). This includes accounts held directly with American Century and those held through a financial intermediary.
There is no minimum initial investment amount for Y or R6 Class shares.
For the Investor, A, C, R and R6 Classes, there is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. Employer-sponsored retirement plans are not eligible to invest in the I or Y Class.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.

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Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services for investments in all classes except the Y and R6 Classes. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Objectives, Strategies and Risks
What is the fund’s investment objective?
The fund seeks to provide capital appreciation.
The fund’s investment objective is a nonfundamental investment policy and may be changed by the Board of Directors without approval by shareholders upon 60 days’ prior written notice to shareholders.
What are the fund’s principal investment strategies?
The fund pursues its investment objective by combining several alternative investment strategies seeking to achieve capital appreciation while maintaining a low correlation to traditional equity and fixed-income markets.
American Century Investment Management, Inc. (the advisor) utilizes multiple subadvisors to manage the fund’s assets, each employing its own particular investment strategy. Perella Weinberg Partners Capital Management LP (PWP) has been engaged by the advisor to identify and recommend other underlying subadvisors to manage distinct investment strategies within the fund. PWP uses a flexible and opportunistic investment strategy that allocates assets among underlying subadvisors with expertise in a particular investment strategy, and supplements those strategies with its own direct investment management and hedging strategies. PWP also provides tactical allocation of assets among the various underlying subadvisors and a framework for the risk management and investment monitoring of the fund. The advisor provides oversight of each of these functions.
PWP may allocate assets to underlying subadvisors employing all or a subset of the investment strategies described below at any given time, and, subject to the oversight of the advisor, may change allocations from time to time in its discretion.
The fund’s principal investment strategies include:

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Long/short equity strategies involve long and short investing, based on fundamental evaluations, research and various analytical measurements, in equity investments. Equity investments include common stock, preferred stock, equity equivalent securities, such as convertible securities, and derivative instruments that give exposure to equities such as stock futures contracts, stock index futures contracts, equity options and swaps on equities. These strategies may take both long and short positions in equities issued by companies across all market capitalizations, in both the U.S. and non-U.S. markets based on whether the underlying subadvisor believes the securities are likely to increase or decrease in value, respectively. An underlying subadvisor buys, or takes long positions in, equity investments it has identified as undervalued and takes short positions in equity investments that it has identified as overvalued or believes will decline in value.

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Structured credit strategies involve taking long or short positions in asset-backed securities, including securities backed by commercial and residential mortgages, which may include non-agency mortgage-backed securities. Asset-backed securities may also involve securities backed by auto loans, credit card debt, student loans, corporate loans or other collateral. These securities may pay fixed or variable rates of interest.

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Long/short credit strategies tactically invest both long and short in debt securities of domestic and foreign issuers of all maturities and credit qualities. These investments include high-yield debt securities (also known as junk bonds), floating rate bank loans, loan participations, mortgage and other asset-backed securities, distressed debt, corporate bonds, inflation-linked and other debt securities.

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Event driven strategies seek to achieve gains from market movements in security prices caused by specific corporate or market events (or prospective events) or changes in perceived relative value in a security. Examples of corporate events include mergers, acquisitions, transfers of assets, tender offers, exchange offers, recapitalizations, liquidations, divestitures, spin-offs, equity restructurings and reorganizations.

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Trading oriented strategies may involve a variety of investment styles seeking to identify short or long-term trading opportunities, including analyzing market themes and trends and other technical factors.

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Real asset strategies seek to gain exposure to commodity markets by investing directly or indirectly in commodities or commodity-linked derivative instruments (such as commodity futures and options) and other inflation-sensitive assets such as real estate investment trusts (REITs), other real estate companies and inflation-linked debt.

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Global macro strategies seek to profit from the movement of the prices of securities across asset classes. These strategies generally focus on macro-economic opportunities across numerous financial markets and geographies. Strategies may utilize tactical trend-based models to allocate assets on both the long and short sides to a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities, often through the use of derivatives such as futures, options or swaps.

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PWP overlay strategies are utilized by PWP to manage liquidity, hedging and overall thematic exposure of the fund. PWP utilizes investments in certain securities, including but not limited to, exchange traded funds, futures, options, and swaps with the intention of exploiting market opportunities, managing inflows and outflows of fund assets and/or hedging against certain risks identified by PWP.

The underlying subadvisors take long positions in securities that they have identified as undervalued and short positions in securities that they have identified as overvalued. When the fund takes a long position, it purchases a security outright. When the fund takes a short position, it sells at the current market price a security it does not own but has borrowed in anticipation that the market price of the security will decline. To complete, or close out, the short sale transaction, the fund buys the same security in the market and returns

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it to the lender. The fund makes money when the market price of the borrowed security goes down and the fund is able to replace it for less than it realized by selling it earlier. Conversely, if the price of the security goes up after the sale, the fund will lose money because it will have to pay more to replace the borrowed security than it received when it sold the security short.
When the underlying subadvisors believe that a security is undervalued relative to its peers, they may buy the security for the fund’s long portfolio. When the underlying subadvisors believe that a security is overvalued relative to its peers, they may take a short position in the security.
Underlying subadvisors may use quantitative and/or fundamental investment strategies when selecting securities for the fund. In addition to positions in individual securities, the fund may allocate investments to ETFs or other securities that provide exposure to certain market or sector indices. The fund may invest in securities of foreign companies, including companies located in emerging markets, when these securities meet an underlying subadvisor’s standards of selection. The fund also may use foreign currency exchange contracts in order to shift exposure from one currency into another for hedging purposes or to enhance returns.
The fund may invest in fixed-income securities of any maturity and does not seek to maintain a particular weighted average maturity.
The fund may invest in derivative instruments for both hedging and non-hedging purposes (although no underlying subadvisor is required to hedge positions or use derivatives).  The fund's derivative instruments may include:

•	futures contracts, including futures on equity or fixed-income securities or indices, currency futures or interest rate futures;

•	options, including long and short positions in call options and put options on individual equity or fixed-income securities, indices, or currencies;

•	swaps, including equity, currency, interest rate, total return, various inflation and credit default swaps;

•	forward contracts, including forwards on equity or fixed-income securities or indices, currency forwards, interest rate forwards and non-deliverable forwards; and

•	other instruments, including structured securities, exchange-traded notes, and contracts for differences.
When entering into derivatives positions, the fund will be required to segregate assets to cover such obligations at levels consistent with the guidance of the SEC.
The fund is currently authorized to utilize the following investment strategies and underlying subadvisors:

Investment Strategy	Underlying Subadvisor
Structured Credit	Good Hill Partners LP
Long/Short Credit	MAST Capital Management, LLC
Event-Driven Strategies	Levin Capital Strategies, LP
Long/Short Equity	Passport Capital, LLC
Overlay, Global Macro, Real Asset and Trading Strategies	PWP
PWP may make recommendations to the advisor to terminate and replace underlying subadvisors from time to time. To identify underlying subadvisors, PWP uses various selection criteria, which include investment capability, alignment with fund objectives, ability to compliment the styles of other subadvisors to achieve the fund’s objective and other factors. The advisor will then determine which underlying subadvisor changes are recommended to the fund’s board of directors for approval. In making allocation decisions regarding underlying subadvisors, PWP performs due diligence on both investment and general business aspects of the underlying subadvisor. PWP’s analysis considers, among other factors, the manager’s investment philosophy and process, historical track record, infrastructure, risk management capabilities, and organizational stability. PWP also considers the outlook for the underlying subadvisor’s investment strategy given current and future capital market and economic conditions. PWP may decide to terminate an underlying subadvisor allocation or investment strategy when it no longer believes the underlying subadvisor can contribute favorably towards our overall desired risk and return profile for the fund. Such decisions could be based on a change in current or expected capital market and economic conditions, key employee turnover, or a change in the manager’s investment or risk management process, among other factors.
The advisor and the fund have received an exemptive order from the Securities and Exchange Commission (SEC) exempting the advisor and the fund from certain provisions of the Investment Company Act of 1940 Act restricting the ability to replace a subadvisor. This exemptive order allows the advisor to utilize a “manager of managers” structure when managing the fund’s assets.
Under a manager of managers structure, the advisor has the ultimate responsibility, subject to oversight by the Board of Directors, to oversee the underlying subadvisors and recommend their hiring, termination and replacement. The initial shareholder of the fund approved the fund’s operation using a manager of managers structure and reliance by the fund on the exemptive order. PWP is not considered an underlying subadvisor under the exemptive order, which means that PWP’s subadvisory agreement cannot be materially amended and PWP cannot be replaced as subadvisor without a shareholder vote. However, if in the future the SEC, pursuant to rulemaking or additional exemptive relief, permits the advisor to consider PWP as an underlying subadvisor in the manager of managers structure, the advisor reserves the right to do so.

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The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher portfolio turnover rate may indicate higher transaction costs and may affect the fund’s performance. Higher portfolio turnover also may result in the realization and distribution of capital gains, including short-term capital gains.
What are the principal risks of investing in the fund?
Allocation Risk - The fund’s exposure to equities and fixed-income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time. The fund is actively managed and allocation decisions will be based on the advisor’s and subadvisors’ judgment about markets, volatility, interest rates, or the potential increase in value of particular investments or assets. There is no guarantee that the advisor’s and subadvisors’ decisions will produce the desired results.
Bank Loan Risk - The fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest which will expose the fund to the credit risk of both the financial institution and the underlying borrower. The market for bank loans may not be highly liquid and the fund may have difficulty selling them. Participations by the fund in a lender’s portion of a bank loan typically will result in the fund having a contractual relationship only with such lender, not with the borrower. The fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling a loan participation and only upon receipt by such lender of such payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other lenders through set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund may assume the credit risk of both the borrower and the lender selling the participation. In addition, transactions in bank loans may take more than seven days to settle. As a result, the proceeds from the sale of bank loans may not be readily available to make additional investments or to meet the fund’s redemption obligations. To the extent that extended settlement creates short term liquidity needs, the fund may satisfy these needs by holding additional cash, selling other investments (potentially at an inopportune time, which could result in losses to the fund), temporarily borrowing pursuant to its board approved interfund lending policy or temporarily borrowing from banks or other lenders. Some bank loan interests may not be registered under the Securities Act of 1933 and therefore not afforded the protections of the federal securities laws.
Collateralized Debt Obligation/Collateralized Loan Obligation Risk - The fund may invest in collateralized debt obligations, collateralized loan obligations and other related instruments. The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the fund invests. Collateralized debt obligations are subject to credit, interest rate, valuation, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. Collateralized debt obligations carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest of other payments, (ii) the collateral may decline in value or default, (iii) the fund may invest in obligations that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results. CLOs issue securities in tranches with different payment characteristics and different credit ratings. Below investment grade tranches of CLO Securities typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. CLOs can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLOs in general. The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.
Commodity Investing Risk - The fund’s investments in commodities, commodity-related securities or commodity-linked derivatives (such as commodity futures and options) may be subject to greater volatility than investments in traditional securities. Commodities-related securities may include investments in companies engaged in commodity-related businesses and investments that provide exposure to underlying investible commodities. The value of the fund’s commodity-related investments may be affected by changes in overall market movements, interest rate changes, and volatility in commodity-related indexes. The value of these investments also may be affected by factors affecting a particular commodity, such as weather, disease, embargoes, tariffs, taxes, and economic, political and regulatory developments.
Convertible Securities Risk - Convertible securities include bonds, debentures, notes, preferred stock or other securities of an issuer that are convertible at a stated exchange rate into the common stock of the issuer. Though the value of convertible securities is primarily affected by the change in the value of the underlying common stock, as with most debt securities, the value of convertible securities may be affected by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due. Generally, when interest rates rise, the value of a debt security will decline. Because of the conversion feature, convertible securities normally offer lower interest or dividend yields than non-convertible securities of similar quality. In addition, since a portion of the convertible securities’ value is often based on the value of the

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underlying common stock making convertible securities subject to general stock market risk, though to a lesser degree. Convertible securities may be callable by the issuer, which means that the issuer may force the conversion of the securities at a time when it is disadvantageous to do so.
Counterparty Risk - If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties to such contracts.
Credit Risk - Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. A lower credit rating indicates a greater risk of non-payment. The fund may invest in high-yield securities, including so-called junk bonds. A high-yield security is one that has been rated below the four highest categories (e.g., BB or Ba) by a nationally recognized rating organization.
If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by the fund fails to pay amounts due when required by the terms of the security, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy, a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of the fund’s investment could decline. If the fund enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the fund will be subject to the credit risk presented by the counterparties to such contracts. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests.
Derivatives Risk - The use of derivative instruments, such as futures, options, and swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including leverage, liquidity, interest rate, market, credit, counterparty and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the instrument. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because the leverage in a derivative instrument may cause a relatively small price movement in these instruments to result in an immediate and substantial gain or loss for the fund.
Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed.
Options are subject to the risk that the underlying security or asset does not rise sufficiently above the exercise price to cover the premium and transaction costs. If the fund sells a put option, there is a risk that the fund may be required to buy the underlying asset at a disadvantageous price. If the fund sells a call option, there is a risk that the fund may be required to sell the underlying asset at a disadvantageous price. If the fund sells a call option on an underlying asset that the fund owns and the underlying asset has increased in value when the call option is exercised, the fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset's value above the call price.
Swap agreements are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index). Swap agreements subject a fund to the risk that the counterparty to the transaction may not meet its obligations. The fund also bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Distressed Investment Risk - The fund may invest in distressed investments. Distressed investments generally entail greater risks due to such things as sensitivity to general economic and capital market conditions, interest rates, risks associated with leveraged companies and risks inherent in investing in companies experiencing financial and operating distress (e.g., issuer credit risk). Distressed investments generally have very low credit ratings or are unrated by credit rating agencies.
Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.
Equity Securities Risk - The risk that events negatively affecting issuers of equity securities, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and as such, the value of the fund’s shares. Investments in a particular style (such as growth or value) or in small or medium-size companies may enhance this risk.

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Event Driven Strategies Risk - The fund may seek to profit from the occurrence of specific corporate or other events. Such events may include mergers, acquisitions, recapitalizations, restructurings, spinoffs, divestitures, management change, new products or offerings and other situations which may alter a company’s structure, strategy or prospects. A delay in the timing of these events, or the failure of these events to occur at all, may have a significant negative effect on the fund’s performance.
Exchange-Traded Fund Risk - The fund may purchase exchange-traded funds (ETFs) to gain exposure to specific asset classes or sectors, or as a substitute for investing directly in individual securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the price movement of an index-based ETF may not track the underlying index and may result in a loss. Additionally, the lack of liquidity on an ETF could result in it being more volatile and the market price for the ETF may be higher than or lower than the ETF’s net asset value. ETF’s also have management fees, which increase their cost. ETFs may trade in the secondary market at prices that are below the net asset value of its underlying portfolio securities.
Extension Risk - When interest rates rise, repayments of fixed-income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed-income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the fund’s share price to be more volatile.
Fixed-Income Securities Risk - The fund’s investments in fixed-income, or debt, securities will be subject to interest rate risk, credit risk and prepayment risk. The prices of fixed-income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Prices of fixed-income securities tend to move inversely with changes in interest rates. Generally fixed-income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to changes in interest rates. Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed-income security.
This average is weighted according to the size of the fund’s individual holdings and is called the weighted average duration. The following chart shows how portfolio managers would calculate the weighted average duration for the fund if it owned only two debt securities.

	Amount of Security Owned	Percent of Portfolio	Remaining Duration	Weighted Duration
Debt Security A	$100,000	25%	4 years	1 year
Debt Security B	$300,000	75%	12 years	9 years
Weighted Average Duration				10 years
Duration is different from maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity. Further, the weighted average duration of a portfolio will change in response to a change in interest rates, whereas weighted average maturity may not. Duration is generally shorter than remaining time to final maturity because it gives weight to periodic interest payments, as well as the payment of principal at maturity. Due to factors other than interest rate changes that affect the price of a specific security, there generally is not an exact correlation between the price volatility of a security indicated by duration and the actual price volatility of a security.
Some fixed-income securities give the issuer the option to call, or redeem, the securities before their maturity dates. If an issuer calls its security during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value of the security as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of callable issues are subject to increased price fluctuation. In addition, the fund may be subject to extension risk, which occurs during a rising interest rate environment because certain obligations may be paid off by an issuer more slowly than anticipated, causing the value of those securities held by the fund to fall.
Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate and adjustable rate debt securities will not generally increase in value if interest rates decline. When a fund holds floating or adjustable rate debt securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Investments in debt securities pose the risk that a subadvisor’s forecast of the direction of interest rates might be incorrect.
Foreign Securities Risk - The fund may invest in securities issued by foreign corporations or foreign governments, agencies or instrumentalities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable social, political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors and others make investing in foreign securities generally riskier

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than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.
Foreign Currency Risk - In addition, investments in foreign countries are subject to currency risk, meaning that because a portion of the fund’s investments may be denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Foreign Currency Transaction Risk - Non-U.S. currency forward contracts, futures contracts, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the fund’s position. Forward contracts are not guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the fund. In respect of such trading, the fund is subject to the risk of counterparty failure or the inability of or refusal by a counterparty to perform with respect to such contracts.
Global Macro Strategies Risk - The success of a global macro investment strategy depends upon an underlying subadvisor’s ability to identify and exploit perceived fundamental, economic, financial and political imbalances that may exist in and between markets throughout the world. Identification and exploitation of such imbalances involves significant uncertainties. There can be no assurance that the fund will be able to locate investment opportunities or to exploit such imbalances. In the event that the theses underlying the fund's positions fail to be borne out in developments expected by PWP and/or the underlying subadvisors, the fund may incur losses, which could be substantial.
High-Yield Debt Risk - High-yield securities (also known as “junk bonds”) often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. In addition, lower-rated securities may be unsecured or subordinated to other obligations of the issuer. These factors may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities.
Interest Rate Risk - Changes in interest rates may adversely affect the value of the fund’s investments in fixed-income securities. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The opposite is true as interest rates decline. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate and adjustable rate debt securities will not generally increase in value if interest rates decline. When a fund holds floating or adjustable rate debt securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Investments in debt securities pose the risk that the subadvisor’s forecast of the direction of interest rates might be incorrect.
Investment Model Risk - Securities selected using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.
Leverage Risk - Leverage in the fund's portfolio can be created from borrowing or utilizing certain types of transactions or instruments such as derivatives and short selling.  Leverage can result in losses to the fund that exceed the amount originally invested and may amplify changes in the fund's net asset value.  Leverage may also impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, and result in increased volatility.
Liquidity Risk - The chance that a fund will have difficulty selling its securities is called liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities. The liquidity risk for the fund is more pronounced than for funds that invest primarily in other types of fixed-income securities. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may also be difficult to value.
Market Risk - The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally, particular industries, real or perceived adverse economic conditions or investor sentiment generally.
Mortgage-Backed and Other Asset-Backed Securities Risk - Mortgage-related and other asset-backed securities are subject to additional risks including prepayment and extension risk. Mortgage-backed securities offered by non-governmental issuers are subject to specific risks, such as the failure of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed

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securities, as well as risks associated with the nature and servicing of the assets underlying the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.
Multi-Manager Risk - Fund performance is dependent upon the success of the advisor and subadvisors in implementing the fund’s investment strategies in pursuit of its goal.  The fund’s performance will depend on the success of PWP’s methodology in allocating the fund’s assets to underlying subadvisors and its selection and oversight of subadvisors.  To the extent the underlying subadvisors’ investment styles are not complimentary to each other, the fund’s performance could be negatively affected.  In addition, underlying subadvisors could enter into conflicting transactions (e.g. one subadvisor purchasing a security at the same time another subadvisor sells the same security or the fund taking a long position in a security it has also sold short), which depending on the performance of such securities and the economic environment, could be beneficial or detrimental to the fund's performance.  Multi-manager strategies can increase a fund's portfolio turnover rate, which could result in higher levels of realized capital gains or losses, higher brokerage commissions and other transaction costs.  Some underlying subadvisors may have limited experience managing mutual funds, which, unlike other funds these subadvisors manage, are subject to daily inflows and outflows of investor cash. Mutual funds are also subject to certain legal and tax-related restrictions on their investments and operations necessary to comply with the Investment Company Act and certain provisions of the Internal Revenue Code applicable to mutual funds, that may be unfamiliar to some subadvisors. The advisor has received an exemptive order from the SEC that permits the advisor to engage additional underlying subadvisors, to enter into subadvisory agreements with those subadvisors and to materially amend any existing subadvisory agreements upon the approval of the Board of Directors and without shareholder approval.
Nondiversification - The fund is classified as nondiversified. Because it is nondiversified, it may hold large positions in a small number of securities. To the extent it maintains such positions, a price change in any one of those securities may have a greater impact on the fund’s share price than if it were diversified.
Prepayment or Call Risk - Many fixed-income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if the fund holds a fixed-income security subject to prepayment or call risk, it may not benefit fully from the increase in value that other fixed-income securities generally experience when interest rates fall. Upon prepayment of the security, the fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. In addition, if the fund purchases a fixed-income security at a premium (at a price that exceeds its stated par or principal value), the fund may lose the amount of the premium paid in the event of prepayment.
Real Estate Investing - An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning, other governmental regulation, and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk and credit risk.
Redemption Risk - The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, the fund’s performance may be adversely affected.
Risk Management - No management program can eliminate the fund’s exposure to market risk. Although the fund is managed in an effort to reduce the effects of market risk on the fund, there is no guarantee that the fund will successfully manage the risks associated with its investments.
Senior Loan Risk - The fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed-income market. Senior loans may be subject to structural subordination and, although the loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.
Short Sales Risk - Short sales involve the risk that the fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security. In addition, because the fund’s loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a fund’s loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security’s value cannot drop below zero. In addition, the fund may not be able to close out a short position at a particular

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time or price advantageous to the fund, and there is some risk the lender of the security sold short will terminate the loan at an inopportune time.
When the fund takes a short position, it borrows securities and then sells them, which effectively leverages the fund’s assets. Leveraging the fund’s investment portfolio may cause the fund to be more volatile because the use of leverage magnifies investment gains and losses of the fund. In addition, the use of leverage may cause the fund to sell portfolio securities at inopportune times in order to meet its obligations or to satisfy segregation requirements.
Small and Medium-Sized Company Risk - The fund may invest in medium-sized and smaller companies, which may be more volatile and subject to greater short-term risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information.
Subordinated Securities Risk - The fund may invest in securities which are subordinated in right of payment to more senior securities of the issuer, or which represent interests in pools of such subordinated securities. The fund is more likely to suffer a credit loss on subordinated securities of an issuer than on non-subordinated securities of the same issuer. If there is a default, bankruptcy or liquidation of the issuer, most subordinated securities are paid only if sufficient assets remain after payment of the issuer’s non-subordinated securities. In addition, any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on subordinated securities.
Valuation Risk - Many factors may influence the price at which the fund could sell any particular portfolio investment. The sales price may well differ-higher or lower-from the fund’s last valuation of such security, and such difference could be significant, particularly for illiquid securities and/or markets that experience extreme volatility. If a particular security trades in a thin market (a market with a low number of buyers and sellers), prices for such security may be more volatile and such security may be more difficult to value, since there are fewer transactions taking place in the marketplace. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the fund had not fair-valued the securities or had used a different valuation methodology.
Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

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Management
Who manages the fund?
The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.
The Board of Directors
The Board of Directors is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the fund’s advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940.
The Investment Advisor
The fund’s investment advisor is American Century Investment Management, Inc. (ACIM or the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor will provide general management services to the fund including overall supervisory responsibility for the general management and investment of the fund’s assets. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.
For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, expenses on securities sold short, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For all classes other than the Y and R6 Classes, the advisor may pay unaffiliated third parties for providing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.
The fund will pay the advisor a unified management fee of 2.35% for the Investor, A, C and R Classes, a unified management fee of 2.15% for the I Class, and a unified management fee of 2.00% for the Y and R6 Classes.
The advisor is responsible for entering into a subadvisory agreement with, and overseeing the activities of, each of the subadvisors listed below. The advisor also oversees the subadvisors compliance with fund objectives, policies, strategies, and restrictions. The advisor compensates the subadvisors out of the unified management fee it receives from the fund.
A discussion regarding the basis for the Board of Directors’ approval of the fund’s investment advisory agreement with the advisor, as well as each subadvisory agreement between the advisor and the subadvisors, will be available in the fund’s first report to shareholders following the fund’s launch.
Subadvisors
The advisor has engaged Perella Weinberg Partners Capital Management LP (PWP) to serve as a subadvisor for the fund. PWP is responsible for identifying and recommending underlying subadvisors to manage distinct investment strategies within the fund, as well as providing the daily asset allocation among the underlying subadvisors. PWP may also manage a portion of the fund’s assets using its own investment strategies. PWP is located at 7979 East Tufts Avenue, Suite 700, Denver Colorado 80237. PWP launched in 2007 with capital raised from strategic investors to establish its operations and investment vehicles. The asset management business includes a diversified suite of products providing investors with forward looking investment strategies focused purely on investment returns which are uncorrelated to markets. PWP is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). PWP is also registered with the U.S. Commodity Futures Trading Commission as a commodity pool operator under the Commodity Exchange Act of 1936, as amended, and is a member of the National Futures Association.
Each of the following entities has been engaged as an underlying subadvisor for the fund. Each underlying subadvisor is responsible for managing a discrete portion of the fund’s assets.
Good Hill Partners LP (Good Hill) is located at One Greenwich Office Park, Greenwich, Connecticut 06831. Good Hill was founded in 2006 and is an investment management firm focused on asset-backed securities.  The firm employs a flexible relative value approach across the asset-backed securities universe, including sub-sectors such as residential mortgage-backed securities, commercial mortgage-backed securities, credit card receivables, and auto loans.  Good Hill has invested extensively in the technology and resources necessary to perform detailed analyses on the asset pools underlying each structured credit investment.  The up-front work on each individual bond generally results in more of a buy-and-hold approach within the portfolio.

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MAST Capital Management, LLC (MAST) is located at 200 Clarendon Street, 51st Floor, Boston, Massachusetts 02116. MAST was formed and launched its flagship fund in 2002, and employs a research-intensive approach to investing, with a focus on credit and event-driven opportunities. MAST’s strategy for the fund will use fundamental, bottom-up analysis to identify low beta, short duration corporate bonds and bank debt, primarily of leveraged mid-market issuers, where an identifiable catalyst is expected to cause value realization. The strategy will also hedge opportunistically.
Levin Capital Strategies, LP (LCS) is located at 595 Madison Avenue, 17th Floor, New York, New York 10022.  LCS was formed in December 2005 when John Levin, and a team of research, trading, and operations personnel, left BKF Capital Group, Inc.  LCS offers various investment strategies including an event-driven investment strategy focused on traditional merger arbitrage, corporate restructuring and other catalyst driven special situations. The strategy aims to exploit inefficiencies that may occur in the pricing of a company’s securities before or after a corporate event, such as a merger, acquisition, or spin-off.
Passport Capital, LLC (Passport) is located at One Market Street, Steuart Tower, Suite 2200, San Francisco, California 94105. Passport is a San Francisco-based global investment firm founded in 2000 by its current Chief Investment Officer, John Burbank. Passport seeks to achieve risk-adjusted returns through a combination of macroeconomic analysis, fundamental research and quantitative tools. It employs top-down, macroeconomic analysis to seek to identify durable, secular changes not reflected in asset prices. It also conducts fundamental research in an attempt to identify individual securities that most effectively express the firm’s investment views.
The Fund Management Team
The advisor provides investment advisory services for the fund. The following portfolio manager has overall responsibility for all aspects of management of the fund and is primarily responsible for coordinating the fund’s activities. Such activities include providing oversight of the fund’s subadvisors, monitoring asset allocation decisions, reviewing overall fund composition for compliance with stated investment objectives and strategies, and monitoring cash flows.
Cleo Chang
Ms. Chang, Senior Vice President and Head of Alternative Investments, has managed the fund since 2017. She joined American Century Investments in 2015. From 2005 to 2015, Ms. Chang served as the Managing Director and Vice President at Wilshire Associates Inc. She earned an M.B.A from the Marshall School of Business, University of Southern California, and received a B.A. in Economics from the University of California, Berkeley.
The advisor has, in turn, hired PWP to make recommendations regarding underlying subadvisor selection as well as day-to-day investment management and asset allocation. PWP performs this function under the supervision of the advisor and the general oversight of the fund’s Board of Directors.
The portfolio managers who are jointly and primarily responsible for the day-to-day management of the fund are identified below. Responsibility for research, security selection and portfolio construction for portions of the fund may be allocated among the underlying subadvisors. Overall responsibility for coordinating the fund’s activities, including recommending appropriate asset allocations, reviewing overall fund composition and monitoring cash flows, is shared by the following portfolio managers.
Chris Bittman
Mr. Bittman is a Partner at PWP and is the CEO and CIO of the Agility platform. The Agility platform is PWP’s outsourced chief investment officer business that provides investment advisory and other services to foundations and endowments and other institutional clients. Mr. Bittman joined PWP in 2009. Prior to joining PWP, Mr. Bittman was the CIO of the University of Colorado Foundation. Mr. Bittman has a bachelor’s degree in journalism from the University of Colorado.
Kent Muckel
Mr. Muckel is a Partner at PWP and leads the public equity and fixed-income efforts on the Agility platform. Mr. Muckel joined PWP in 2010. Prior to joining PWP, Mr. Muckel was the Chief Investment Officer for Baylor University in 2009. He has a bachelor’s degree in finance with honors from the University of Colorado and an MBA from the Daniels School of Business at the University of Denver. He is a CFA charterholder.
Darren Myers
Mr. Myers is a Partner at PWP and leads the absolute return investment efforts for the Agility platform. Mr. Myers joined PWP in 2007. Prior to joining PWP, he served as a Senior Research Analyst at Tejas Securities Group, Inc. from 2004 to 2007, where he provided investment recommendations on special situation and distressed debt opportunities. He holds a bachelor’s degree and an MBA from the University of Texas at Austin. He is a CFA charterholder.
The statement of additional information provides additional information about the accounts managed by these portfolio managers, the structure of their compensation, and their ownership of fund securities.

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Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information. The Board of Directors and/or the advisor may change the fund’s investment objective and any other policies or investment strategies described in this prospectus or otherwise used in the operation of the fund at any time, subject to applicable notice provisions.

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Investing Directly with American Century Investments
Services Automatically Available to You
Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you have questions about the services that apply to your account type, please call us.
Generally, once your account is established, any registered owner (including those on jointly owned accounts) or any trustee (including those on trust accounts with multiple trustees), or any authorized signer on business accounts with multiple authorized signers, may transact business by any of the methods described below. American Century reserves the right to require all owners or trustees or authorized signers to act together, at our discretion.
Account Maintenance Fee
If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee as soon as administratively possible. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com. Regardless of whether you manage your account online, you may request a paper copy of the prospectus, statement of additional information, or annual report free of charge. Regardless of whether you manage your account online, you may request a paper copy of the prospectus, statement of additional information, or annual report free of charge.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases
Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918

•	Your American Century Investments account number and fund name

•	Your name

•	The contribution year (for IRAs only)

•	Dollar amount
New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

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Ways to Manage Your Account
ONLINE
americancentury.com
Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Exchange shares from another American Century Investments account with an identical registration.
Make additional investments: Make an additional investment into an established American Century Investments account. If we do not have your bank information, you can add it.
Sell shares*: Redeem shares and choose whether the proceeds are electronically transferred to your authorized bank account or sent by check to your address of record.
* Online redemptions up to $25,000 per day per account.
IN PERSON
If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday

•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday; 8 a.m. to noon, Saturday

•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday
BY TELEPHONE
Investor Services Representative: 1-800-345-2021
Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533
Automated Information Line: 1-800-345-8765
Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Call or use our Automated Information Line (available only to Investor Class shareholders).
Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.
Sell shares: Call or use our Automated Information Line. The Automated Information Line redemptions are up to $25,000 per day per account and are available for Investor Class shareholders only.
BY MAIL OR FAX
Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 1-888-327-1998
Open an account: Send a signed, completed application and check or money order payable to American Century Investments.
Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another with an identical registration.
Make additional investments: Send your check or money order for at least $50 with an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.
Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.
AUTOMATICALLY
Open an account: Not available.
Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another with an identical registration.
Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.
Sell shares: You may sell shares automatically by establishing a systematic redemption plan.
See Additional Policies Affecting Your Investment for more information about investing with us.

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Investing Through a Financial Intermediary
The fund may be purchased by participants in employer-sponsored retirement plans or through financial intermediaries that provide various administrative and distribution services.

Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.
Although each class of the fund’s shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.
Investor Class
Investor Class shares are available for purchase without sales charges or commissions but may be subject to account or transaction fees if purchased through financial intermediaries. These shares are available to investors in retail brokerage accounts, broker-dealer-sponsored fee-based advisory accounts, other advisory accounts where fees are charged, and employer-sponsored retirement plans.
I Class
I Class shares are available for purchase without sales charges or commissions by endowments, foundations, large institutional investors and financial intermediaries. Employer-sponsored retirement plans may not invest in I Class shares, except that plans invested in the I Class prior to April 10, 2017 may make additional purchases.
Y Class
Y Class shares are available for purchase without sales charges or commissions through financial intermediaries that offer fee based advisory programs. Y Class shares may be purchased or redeemed only through financial intermediaries that trade in omnibus accounts with American Century Investments.
A Class
A Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares carry an initial sales charge and an ongoing distribution and service (12b-1) fee that is used to compensate your financial professional. See Calculation of Sales Charges below for commission amounts received by financial professionals on the purchase of A Class shares. The sales charge decreases with the size of the purchase, and may be reduced or eliminated in certain situations. See Reductions and Waivers of Sales Charges for A Class and CDSC Waivers below for a full description of the breakpoints, reductions and waivers that may be available through financial intermediaries in certain types of accounts or products.
C Class
C Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares do not have an initial sales charge but carry an ongoing distribution and service (12b-1) fee. Except as noted below, the commission paid to your financial professional for purchases of C Class shares is 1.00% of the amount invested, and the shares have a contingent deferred sales charge (CDSC) when redeemed within one year of purchase.  Your financial professional does not receive the distribution and service (12b-1) fee until the CDSC period has expired (it is retained by the distributor).  See CDSC Waivers below for a full description of the waivers that may be available.
R Class
R Class shares do not carry a sales charge or commission, but they have an ongoing distribution and service (12b-1) fee.  R Class shares are available for purchase through certain employer-sponsored retirement plans. R Class shares also may be available for certain other accounts through financial intermediaries who have an agreement with us to offer the R Class in certain products.  Additionally, IRA accounts in R Class shares established through financial intermediaries prior to August 1, 2006, may make additional purchases. R Class shares are not available for purchase in the following types of employer-sponsored retirement plans: SEP IRAs, SIMPLE IRAs or SARSEPs, except that investors in such plans with accounts in R Class shares established prior to March 1, 2009, may make additional purchases, and certain intermediaries may have agreements with us to offer R Class shares in such plans as described above.
R6 Class
R6 Class shares are available for purchase without sales charges or commissions by participants in certain employer-sponsored retirement plans. R6 Class shares may be purchased or redeemed only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants.

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Calculation of Sales Charges
The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the website. From the description of A or C Class shares, a hyperlink will take you directly to this disclosure.
The availability of the sales charge reductions and waivers discussed below will depend upon whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of these reductions or waivers.  Please refer to Appendix A for information provided by certain financial intermediaries regarding their sales charge waiver or discount policies that are applicable to investors transacting in fund shares through such financial intermediary.
A Class
A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Commission as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	1.00%
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%
$10,000,000 or more	0.00%	0.00%	0.25%
There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a deferred sales charge of 1.00% of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends. No dealer commission will be paid to your financial professional for purchases by certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
Reductions and Waivers of Sales Charges for A Class
You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated.
You and your immediate family (which includes your spouse or domestic partner and children, step-children, parents or step-parents of you, your spouse or domestic partner) may combine investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including account assets invested in Qualified Tuition Programs under Section 529) to reduce your A Class sales charge in the following ways:
Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts

•	Solely controlled business accounts

•	Single-participant retirement plans

•	Endowments or foundations established and controlled by you or an immediate family member
For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.
Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.
Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

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Letter of Intent. A Letter of Intent allows you to combine all purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge, except for purchases in the A or C Class of money market funds. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.
Waivers for Certain Investors. The sales charge on A Class shares may be waived for:

•
Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members, which includes their spouse or domestic partner and children, step-children, parents or step-parents of them, their spouse or domestic partner) having selling agreements with the advisor or distributor

•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Current officers, directors and employees of American Century Investments

•
Certain group employer-sponsored retirement plans, where plan level or omnibus accounts are held with the fund, or shares are purchased by certain retirement plans that are part of a retirement plan or platform offered by banks, broker dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers. For purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.  However, SEP IRA, SIMPLE IRA or SARSEP retirement plans that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information.

•
Purchases of additional shares in accounts that held shares of an Advisor Class fund that was renamed A Class on either September 4, 2007, December 3, 2007 or March 1, 2010. However, if you close your account or if you transfer your account to another financial intermediary, future purchases of A Class shares of a fund may not receive a sales charge waiver.

An investor who receives a sales charge waiver for purchases of fund shares through a financial intermediary may become ineligible to receive such waiver if the nature of the investor’s relationship with and/or the services it receives from the financial intermediary changes. Please consult with your financial professional for further details.
C Class
C Class shares are sold at their net asset value without an initial sales charge. If you purchase shares through a financial intermediary who receives a commission from the fund’s distributor on the purchase and redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.
American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including account assets invested in Qualified Tuition Programs under Section 529) in accounts held by you and your immediate family members (which includes your spouse or domestic partner and children, step-children, parents or step-parents of you, your spouse or domestic partner). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.
Calculation of Contingent Deferred Sales Charge (CDSC)
To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).
CDSC Waivers
Any applicable CDSC for the A or C Classes may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually 12% of the lesser of the original purchase cost or current market value for A and C Class shares

•	redemptions through employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

•	distributions from IRAs due to attainment of age 59½ for A Class shares and for C Class shares

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•	required minimum distributions from retirement accounts upon reaching age 70½

•	tax-free returns of excess contributions to IRAs

•	redemptions due to death or post-purchase disability

•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only

•	if no dealer commission was paid to the financial intermediary on the purchase for any other reason
Reinstatement Privilege
Within 90 days of a redemption, dividend payment or capital gains distribution of any A Class shares, you may reinvest all or a portion of the proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You may use the privilege only once per account. This privilege may only be invoked by the original account owner to reinvest shares in an account with the same registration as the account from which the redemption or distribution originated. This privilege does not apply to systematic or automatic transactions, including, for example, automatic purchases, withdrawals and payroll deductions. If you wish to use this reinvestment privilege, you or your financial professional must provide written notice to American Century Investments.
Employer-Sponsored Retirement Plans
Certain group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers are eligible to purchase Investor, A, C , R and R6 Class shares. Employer-sponsored retirement plans are not eligible to purchase I or Y Class shares. However, employer-sponsored retirement plans that were invested in the I Class prior to April 10, 2017 may make additional purchases. For more information regarding employer-sponsored retirement plan types, please refer to Buying and Selling Fund Shares in the statement of additional information. A and C Class purchases are available at net asset value with no dealer commission paid to the financial professional, and do not incur a CDSC. A, C and R Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. American Century Investments does not impose minimum initial investment amount, plan size or participant number requirements by class for employer-sponsored retirement plans; however, financial intermediaries or plan recordkeepers may require plans to meet different requirements.
Exchanging Shares
You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100

•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange
For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.
Moving Between Share Classes and Accounts
You may move your investment between share classes (within the same fund or between different funds) in certain circumstances deemed appropriate by American Century Investments. You also may move investments held in certain accounts to a different type of account if you meet certain criteria. Please contact your financial professional for more information about moving between share classes or account types.
Buying and Selling Shares Through a Financial Intermediary
Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements

•	exchange policies

•	fund choices

•	cutoff time for investments

•	trading restrictions

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In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund’s annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.
The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.
If you submit a transaction request through a financial intermediary that does not have a selling agreement with us, or if the financial intermediary's selling agreement does not cover the type of account or share class requested, we may reject or cancel the transaction without prior notice to you or the intermediary.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Additional Policies Affecting Your Investment
Eligibility for Investor Class Shares
The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee

•	employer-sponsored retirement plans

•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

•	insurance products and bank/trust products where fees are being charged
The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.
Minimum Initial Investment Amounts for Investor, A, C and R Classes
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Investors opening accounts through financial intermediaries may open an account with $250, but the financial intermediaries may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based advisory accounts	No minimum
Coverdell Education Savings Account (CESA)	$2,000[1]
Employer-sponsored retirement plans[2]	No minimum

[1]	The minimum initial investment for shareholders investing through financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

[2]	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
Subsequent Purchases
There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.
Eligibility for I Class Shares
I Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, endowments, foundations and financial advisors that meet the fund’s minimum investment requirements. Employer-sponsored retirement plans may not invest in I Class shares, except that plans invested in the I Class prior to April 10, 2017 may make additional purchases.
Minimum Initial Investment Amounts for I Class
The minimum initial investment amount is generally $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you have an aggregate investment in the American Century family of funds of $10 million or more ($5 million for endowments and foundations). This includes accounts held directly with American Century and those held through a financial intermediary. American Century Investments also may waive the minimum initial investment in other situations it deems appropriate.
American Century Investments may permit an intermediary to waive the initial minimum per shareholder as provided in Buying and Selling Fund Shares in the statement of additional information.
Eligibility for Y Class Shares
Y Class shares are available for purchase without sales charges or commissions through financial intermediaries that offer fee based advisory programs. Y Class shares may be purchased or redeemed only through financial intermediaries that trade in omnibus accounts with American Century Investments. Y Class shares may not be purchased by shareholders investing through employer-sponsored retirement plans or individuals investing directly with American Century Investments.
Minimum Initial Investment Amounts for Y Class
There is no minimum initial investment amount or subsequent investment amount for Y Class shares, but financial intermediaries may require different investment minimums.

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Eligibility for R6 Class Shares
The fund’s R6 Class shares are generally available only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, plan level or omnibus accounts must be held on the books of the fund. R6 Class shares also are available to funds of funds advised by American Century and unaffiliated funds of funds sold primarily to the employer-sponsored retirement plan market. R6 Class shares are not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
Minimum Initial Investment Amounts for R6 Class
There is no minimum initial investment amount or subsequent investment amount for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Redemptions
If you sell C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.
However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within seven days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. We may also require a signature guarantee for redemptions in other situations, as described below. If you change your bank information, we may impose a seven-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.
In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.
Special Requirements for Large Redemptions
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.
We will value these securities in the same manner as we do in computing the fund’s NAV. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash. These securities remain subject to market risk until sold, and you may incur capital gains and/or losses when you sell the securities.
If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.
Redemption of Shares in Accounts Below Minimum
If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. Please note that you may incur tax liability as a result of the redemption. For I Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20 percentage points higher than the I Class.
Signature Guarantees
A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners;

•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account;

•	You are transferring ownership of an account over $100,000;

•	You change your address and request a redemption over $100,000 within seven days;

•	You request proceeds from redemptions, dividends, or distributions be sent to an address or financial institution differing from those on record; or

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•	You make a redemption or other transaction request via telephone, and we are unable to verify your identity.
We reserve the right to require a signature guarantee for other transactions, or we may employ other security measures, such as signature comparison or notarized signature, at our discretion.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction.  Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled.   Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.
Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of frequent trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
American Century Investments uses a variety of techniques to monitor for and detect frequent trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of frequent trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.
Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made:

•	within seven days of the purchase, or

•	within 30 days of the purchase, if it happens more than once per year.
To the extent practicable, we try to use the same approach for defining frequent trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.
The frequent trading limitations do not apply to the following types of transactions:

•	purchases of shares through reinvested distributions (dividends and capital gains);

•	redemption of shares to pay fund or account fees;

•	CheckWriting redemptions;

•	redemptions requested following the death of a registered shareholder;

•	transactions through automatic purchase or redemption plans;

•	transfers and re-registrations of shares within the same fund;

•	shares exchanged from one share class to another within the same fund;

•	transactions by 529 college savings plans and funds of funds (however shareholders of American Century’s funds of funds are subject to the limitations); and

•	reallocation or rebalancing transactions in broker-dealer sponsored fee-based wrap and advisory programs.
For shares held in employer-sponsored retirement plans, generally only participant-directed exchange transactions are subject to the frequent trading restrictions. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, or SARSEPs.

30

In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.
American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties and restrictions may not be applied uniformly in all cases.
Your Responsibility for Unauthorized Transactions
American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting additional identifying information, requiring personalized security codes or other information online, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.
A Note About Mailings to Shareholders
To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. In accordance with applicable law, we also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

31

Share Price and Distributions
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of each class of the fund, is the current value of the fund’s assets attributable to the class, minus any liabilities, divided by the number of shares of the class outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last reported sale price as of the time of valuation. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding official close price or last sale price of such securities on the foreign exchange where primarily traded or at the time the fund’s NAV is determined, if that foreign exchange is open later than the NYSE. The value of any security or other asset denominated in a currency other than the U.S. dollars is then converted to U.S. dollars at the prevailing foreign exchange rate at the time the fund’s NAV is determined. Securities that are neither listed on a securities exchange or traded over the counter may be priced using the mean of the bid and asked prices obtained from an independent broker who is an established market maker in the security. The fund may use third party pricing services to assist in the determination of market value.
Readily available market quotations for fixed-income securities shall generally be received from independent pricing services that have been approved by the Board. It is anticipated that such pricing services will generally provide evaluated prices based on accepted industry conventions. Evaluated prices are commonly derived through utilization of market models. Such models take into consideration various market factors and security characteristics. These include, but are not limited to, the following: trade data, quotations from broker-dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities and other relevant security specific information. Debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.
If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

•	a debt security has been declared in default; or

•	trading in a security has been halted during the trading day.
If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.
The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.
With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies), the fund’s NAV will be calculated based upon the NAVs of such registered investment companies. These registered investment companies are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.
Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.
Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by a fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

32

The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
Generally, participants in tax-deferred retirement plans reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

33

Taxes
Some of the tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Distributions by the fund of dividend and interest income, capital gains and other income it has generated through its investment activities will generally be taxable to shareholders who hold shares in a taxable account. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.
Tax-Deferred Accounts
If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.
Taxable Accounts
If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.
Taxability of Distributions
Fund distributions may consist of income, such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed at the same rates as long-term capital gains.

Qualified dividend income is a dividend received by the fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.
The tax character of any distributions from capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions or take them in cash. Short-term (one year or less) capital gains are taxable as ordinary income. Gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains.
If a fund’s distributions exceed current and accumulated earning and profits, such excess will generally be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.
For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax character of fund distributions for each calendar year in an annual tax mailing.
If you meet specified income levels, you will also be subject to a 3.8% Medicare contribution tax which is imposed on net investment income, including interest, dividends and capital gains. Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.
Taxes on Transactions
Your redemptions — including exchanges to other American Century Investments funds — are subject to capital gains tax. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.
If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

34

Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.
The risk in buying a dividend is that a fund’s portfolio may build up taxable income and gains throughout the period covered by a distribution, as income is earned and securities are sold at a profit. The fund distributes the income and gains to you, after subtracting any losses, even if you did not own the shares when the income was earned or the gains occurred.
If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the income earned or the gains realized in the fund’s portfolio.

35

Multiple Class Information
The fund offers multiple classes of shares. The classes have different fees, expenses, eligibility requirements and/or minimum investment requirements. The difference in the fee structures among the classes is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. Rather, the difference in fee structures is the result of the classes’ separate arrangements for shareholder and distribution services as permitted under Rule 18f-3 of the Investment Company Act. As a result, the advisor is able to charge certain classes lower unified management fees. Different fees and expenses will affect performance.
Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the I Class may provide for conversion from that class into shares of the Investor Class of the same fund.
Service, Distribution and Administrative Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund’s A Class, C Class and R Class have a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for C Class, and 0.50% for R Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.
Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.
American Century Investments does not pay any fees to financial intermediaries on Y or R6 Class shares.

36

Appendix A

The information in this Appendix is part of, and incorporated into, the fund’s prospectus.

Financial Intermediary Sales Charge Reduction and Waiver Information
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (CDSC) waivers, which are set forth below. In all instances, it is the investor’s responsibility to notify the fund or the applicable financial intermediary at the time of purchase of any relationship or other facts qualifying the investor for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.
Sales Charge Reductions and Waivers Available through Merrill Lynch
Effective April 10, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end Sales Load Waivers on A Class Shares available at Merrill Lynch

•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from C Class ( i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•	Directors or trustees of the fund, and employees of the fund’s investment advisor or any of its affiliates, as described in this prospectus

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)

A-1

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus.

•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

A-2

Where to Find More Information
Annual and Semiannual Reports
Additional information about the fund’s investments will be available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.
The Securities and Exchange Commission (SEC)
Information about the fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.
This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-07820 CL-PRS-91759 1704

April 10, 2017

AC Alternatives®
Statement of Additional Information

American Century Capital Portfolios, Inc.

AC Alternatives® Income Fund Investor Class (ALNNX) I Class (ALNIX) Y Class (ALYNX) A Class (ALNAX) T Class (ALNTX) C Class (ALNHX) R Class (ALNRX) R6 Class (ALNDX)
AC Alternatives® Long Short Fund Investor Class (ALEVX) I Class (ALEJX) Y Class (ALYEX) A Class (ALEQX) C Class (ALEHX) R Class (ALEWX) R6 Class (ALEDX)
AC Alternatives® Multi-Strategy Fund Investor Class I Class Y Class A Class C Class R Class R6 Class

This statement of additional information adds to the discussion in the funds’ prospectuses dated
April 10, 2017, but is not a prospectus. The statement of additional information should be read in conjunction with the funds’ current prospectuses. If you would like a copy of a prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century Investments’ website at americancentury.com.

©2017 American Century Proprietary Holdings, Inc. All rights reserved.

The Funds’ History	2
Fund Investment Guidelines	3
Fund Investments and Risks	6
Investment Strategies and Risks	6
Investment Policies	30
Temporary Defensive Measures	31
Portfolio Turnover	32
Disclosure of Portfolio Holdings	32
Management	36
The Board of Directors	36
Officers	42
Code of Ethics	42
Proxy Voting Policies	42
The Funds’ Principal Shareholders	43
Service Providers	43
Investment Advisor	43
Subadvisors	46
Portfolio Managers	47
Transfer Agent and Administrator	48
Sub-Administrator	48
Distributor	48
Custodian Bank	49
Independent Registered Public Accounting Firm	49
Brokerage Allocation	49
Regular Broker-Dealers	50
Information About Fund Shares	51
Multiple Class Structure	51
Valuation of a Fund’s Securities	53
Taxes	54
Federal Income Taxes	54
State and Local Taxes	56
Financial Statements	56

Appendix A – Principal Shareholders	A-1
Appendix B – Sales Charges and Payments to Dealers	B-1
Appendix C – Buying and Selling Fund Shares	C-1
Appendix D – Explanation of Fixed-Income Securities Ratings	D-1
Appendix E – Proxy Voting Policies	E-1

The Funds’ History
American Century Capital Portfolios, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on June 14, 1993. The corporation was known as Twentieth Century Capital Portfolios, Inc. until January 1997. Throughout this statement of additional information we refer to American Century Capital Portfolios, Inc. as the corporation.
Effective February 1, 2016, AC Alternatives Equity was renamed AC Alternatives Long Short.
Each fund described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.
American Century Investment Management, Inc. (ACIM or the advisor) serves as the investment adviser to the funds. ACIM has engaged Perella Weinberg Partners Capital Management LP (PWP) as a subadvisor for the funds. PWP determines the percentage of the funds’ portfolio allocated to each underlying subadvisor in order to seek to achieve the funds’ investment objective. PWP also is responsible for making recommendations with respect to hiring, terminating, or replacing the funds’ underlying subadvisors, as well as the funds’ asset allocations. The funds’ underlying subadvisors are currently: Arrowpoint Asset Management, LLC; Columbia Management Investment Advisers, LLC; Good Hill Partners LP; Levin Capital Strategies, LP; MAST Capital Management, LLC; Passport Capital, LLC, Bain Capital Credit, LP, Sirios Capital Management, L.P., and Three Bridges Capital, LP (underlying subadvisors). Fund assets not allocated to underlying subadvisors may be managed by PWP (references to “underlying subadvisor(s)” include PWP when acting in this capacity).

Fund Class	Ticker Symbol	Inception Date
AC Alternatives Income Fund
Investor Class	ALNNX	07/31/2015 ¹
I Class[3]	ALNIX	07/31/2015 ¹
Y Class	ALYNX	04/10/2017
A Class	ALNAX	07/31/2015 ¹
T Class	ALNTX	N/A
C Class	ALNHX	07/31/2015 ¹
R Class	ALNRX	07/31/2015 ¹
R6 Class	ALNDX	07/31/2015 ¹
AC Alternatives Long Short Fund
Investor Class	ALEVX	10/30/2015 ²
I Class[3]	ALEJX	10/30/2015 ²
Y Class	ALYEX	04/10/2017
A Class	ALEQX	10/30/2015 ²
C Class	ALEHX	10/30/2015 ²
R Class	ALEWX	10/30/2015 ²
R6 Class	ALEDX	10/30/2015 ²
AC Alternatives Multi-Strategy Fund
Investor Class	N/A	N/A
I Class[3]	N/A	N/A
Y Class	N/A	N/A
A Class	N/A	N/A
C Class	N/A	N/A
R Class	N/A	N/A
R6 Class	N/A	N/A
1 Although the fund commenced operations on May 29, 2015, the inception date reflects the date the fund began investing in accordance with its investment strategy.
2 Although the fund commenced operations on October 15, 2015, the inception date reflects the date the fund began investing in accordance with its investment strategy.
3 Prior to April 10, 2017, this class was referred to as the Institutional Class.

Fund Investment Guidelines
This section explains the extent to which the funds’ underlying subadvisors, subject to the oversight of ACIM and PWP, can use various investment vehicles and strategies in managing a fund’s assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 6. In the case of the funds’ principal investment strategies, these descriptions elaborate upon the discussion contained in the prospectuses. AC Alternatives Long Short is diversified as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities and securities of other investment companies). AC Alternatives Income and AC Alternatives Multi-Strategy are non-diversified as defined in the Investment Company Act. Non-diversified means that the proportion of the funds’ assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act.
To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)	no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2)
with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company) and it does not own more than 10% of the outstanding voting securities of a single issuer.

In general, within the restrictions outlined here and in the funds’ prospectuses, the subadvisors and their portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.
Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor’s policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described in the funds’ prospectuses and below. Subject to the specific limitations applicable to a fund, the underlying subadvisors may invest the assets of each fund in varying amounts in other instruments when such a course is deemed appropriate in order to pursue a fund’s investment objective. Unless otherwise noted, all investment restrictions described below and in each fund’s prospectus are measured at the time of the transaction in the security. If market action affecting fund securities (including, but not limited to, appreciation, depreciation or a credit rating event) causes a fund to exceed an investment restriction, the advisor is not required to take immediate action. Under normal market conditions, however, the advisor’s policies and procedures indicate that the advisor will not make any purchases that will make the fund further outside the investment restriction.
AC Alternatives Income
The fund pursues its investment objective by focusing primarily on asset classes and strategies that generate current income and will invest primarily in income-generating securities. Specifically, the fund will combine several distinct strategies designed to capture current yield from a variety of income producing securities with an additional focus on seeking to protect investor purchasing power through capital appreciation.
American Century Investment Management, Inc. (the advisor) utilizes multiple subadvisors to manage the fund’s assets, each employing its own particular investment strategy. Perella Weinberg Partners Capital Management LP (PWP) has been engaged by the advisor to identify and recommend other underlying subadvisors to manage distinct investment strategies within the fund. PWP uses a flexible and opportunistic investment strategy that allocates assets among underlying subadvisors with expertise in various investment strategies, and supplements those strategies with its own direct investment management and hedging strategies. PWP also provides tactical allocation of assets among the various underlying subadvisors and a framework for the risk management and investment monitoring of the funds. The advisor provides oversight of each of these functions.
PWP may allocate assets to underlying subadvisors employing all or a subset of the investment strategies described below at any given time, and, subject to the oversight of the advisor, may change allocations from time to time in its discretion.
The fund’s principal investment strategies include:

•
Corporate credit strategies involve purchasing fixed-income corporate securities, including securities that are rated below investment grade (also known as “high-yield securities” or “junk bonds”). Investments in this strategy may also include mortgage and other asset-backed securities, floating rate bank loans, loan participations and other floating rate debt securities, such as collateralized loan obligations (also known as CLOs), as well as other types of credit and credit-related securities.

•
Structured credit strategies involve taking long or short positions in asset-backed securities, including securities backed by commercial and residential mortgages, which may include non-agency mortgage-backed securities. Asset-backed securities may also involve securities backed by auto loans, credit card debt, student loans, corporate loans or other collateral. These securities may pay fixed or variable rates of interest.

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Real estate strategies focus investments in equities, debt and hybrid securities issued by companies that own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate or real estate-related companies at the time of investment (collectively, “real estate companies”). The strategy may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate or real estate-related companies that the underlying subadvisor believes have above-average yield potential.

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Master limited partnership (MLP) strategies seek to deliver high yields and asset growth by investing (directly or indirectly through other instruments) in publicly traded partnerships that have a special tax designation which allows them to pass through their income, gains, losses and other deductions or credits to their shareholders. MLPs must invest in energy infrastructure, financial services or real estate and buy assets that are designed to produce income for their investors.

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Income-oriented equity strategies seek to identify equity investments in companies with a favorable dividend-paying history that have prospects for dividend payments to continue or increase. Equity investments include common stock, preferred stock, equity equivalent securities such as convertible securities and derivative instruments that give exposure to equities such as stock futures contracts, stock index futures contracts, equity options and swaps on equities.

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PWP overlay strategies are utilized by PWP to manage liquidity, hedging and overall thematic exposure of the fund. PWP utilizes investments in certain securities, including but not limited to, exchange traded funds, futures, options, swaps and other derivatives with the intention of exploiting market opportunities, managing inflows and outflows of fund assets and/or hedging against certain risks identified by PWP.

AC Alternatives Long Short
The fund pursues its investment objective by combining several equity-oriented investment strategies in the pursuit of returns with lower correlation to the traditional equity markets. This alternative approach seeks to provide less volatility than traditional equity investments over a full market cycle.
American Century Investment Management, Inc. (the advisor) utilizes multiple subadvisors to manage the fund’s assets, each employing its own particular investment strategy. The advisor has engaged Perella Weinberg Partners Capital Management LP (PWP) to identify and recommend other underlying subadvisors to manage distinct investment strategies within the fund. PWP uses a flexible and opportunistic investment strategy that allocates assets among underlying subadvisors with expertise in various investment strategies, and supplements those strategies with its own direct investment management and hedging strategies. PWP also provides tactical allocation of assets among the various underlying subadvisors and a framework for the risk management and investment monitoring of the funds. The advisor provides oversight of each of these functions.
PWP may allocate assets to underlying subadvisors employing all or a subset of the investment strategies described below at any given time, and, subject to the oversight of the advisor, may change allocations from time to time in its discretion.
The fund’s principal investment strategies include:

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Long-only equity strategies involve buying, or taking long positions, in equity investments. These strategies may differ from traditional long-only strategies by providing the underlying subadvisor more flexibility with respect to certain factors such as position concentration, sector and country weights, style and market capitalization.

Equity investments include common stock, preferred stock, equity-equivalent securities, such as convertible securities and derivative instruments that give exposure to equities such as stock futures contracts or stock index futures contracts, equity options and swaps on equities.

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Long/short equity strategies involve long and short investing, based on fundamental evaluations, research and various analytical measurements, in equity investments. These strategies may take both long and short positions in equities issued by companies across all market capitalizations, in both the U.S. and non-U.S. markets based on whether the underlying subadvisor believes the securities are likely to increase or decrease in value, respectively. An underlying subadvisor buys, or takes long positions in, equity investments it has identified as undervalued and takes short positions in equity investments that it has identified as overvalued or believes will decline in value.

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Event driven strategies seek to achieve gains from market movements in security prices caused by specific corporate or market events (or prospective events) or changes in perceived relative value in a security. Examples of corporate events include mergers, acquisitions, transfers of assets, tender offers, exchange offers, recapitalizations, liquidations, divestitures, spin-offs, equity restructurings and reorganizations.

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Global macro strategies seek to profit from the movement of the prices of securities across asset classes. These strategies generally focus on macro-economic opportunities across numerous financial markets and geographies. Strategies may utilize tactical trend-based models to allocate assets on both the long and short sides to a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities, often through the use of derivatives, such as futures, options or swaps.

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Trading oriented strategies may involve a variety of investment styles seeking to identify short or long-term trading opportunities, including analyzing market themes and trends and other technical factors.

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PWP overlay strategies are utilized by PWP to manage liquidity, hedging and overall thematic exposure of the fund. PWP utilizes investments in certain securities, including but not limited to, exchange traded funds, futures, options, swaps and other derivatives with the intention of exploiting market opportunities, managing inflows and outflows of fund assets and/or hedging against certain risks identified by PWP.

AC Alternatives Multi-Strategy
The fund pursues its investment objective by combining several alternative investment strategies seeking to achieve capital appreciation while maintaining a low correlation to traditional equity and fixed-income markets.
American Century Investment Management, Inc. (the advisor) utilizes multiple subadvisors to manage the fund’s assets, each employing its own particular investment strategy. Perella Weinberg Partners Capital Management LP (PWP) has been engaged by the advisor to identify and recommend other underlying subadvisors to manage distinct investment strategies within the fund. PWP uses a flexible and opportunistic investment strategy that allocates assets among underlying subadvisors with expertise in various investment strategies, and supplements those strategies with its own direct investment management and hedging strategies. PWP also provides tactical allocation of assets among the various underlying subadvisors and a framework for the risk management and investment monitoring of the funds. The advisor provides oversight of each of these functions.
PWP may allocate assets to underlying subadvisors employing all or a subset of the investment strategies described below at any given time, and, subject to the oversight of the advisor, may change allocations from time to time in its discretion.
The fund’s principal investment strategies include:

•
Long/short equity strategies involve long and short investing, based on fundamental evaluations, research and various analytical measurements, in equity investments. Equity investments include common stock, preferred stock, equity-equivalent securities such as convertible securities and derivative instruments that give exposure to equities such as stock futures contracts, stock index futures contracts, equity options and swaps on equities. These strategies may take both long and short positions in equities issued by companies across all market capitalizations, in both the U.S. and non-U.S. markets based on whether the underlying subadvisor believes the securities are likely to increase or decrease in value, respectively. An underlying subadvisor buys, or takes long positions in, equity investments it has identified as undervalued and takes short positions in equity investments that it has identified as overvalued or believes will decline in value.

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Long/short credit strategies tactically invest both long and short in debt securities of domestic and foreign issuers of all maturities and credit qualities. These investments include high-yield debt securities (also known as junk bonds), floating rate bank loans, loan participations, mortgage and other asset-backed securities, distressed debt, corporate bonds, inflation-linked and other debt securities.

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Structured credit strategies involve taking long or short positions in asset-backed securities, including securities backed by commercial and residential mortgages, which may include non-agency mortgage-backed securities. Asset-backed securities also may involve securities backed by auto loans, credit card debt, student loans, corporate loans or other collateral. These securities may pay fixed or variable rates of interest.

•
Event driven strategies seek to achieve gains from market movements in security prices caused by specific corporate or market events (or prospective events) or changes in perceived relative value in a security. Examples of corporate events include mergers, acquisitions, transfers of assets, tender offers, exchange offers, recapitalizations, liquidations, divestitures, spin-offs, equity restructurings and reorganizations.

•
Trading oriented strategies may involve a variety of investment styles seeking to identify short or long-term trading opportunities, including analyzing market themes and trends and other technical factors.

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Real asset strategies seek to gain exposure to commodity markets by investing directly or indirectly in commodities, commodity-related securities or commodity-linked derivative instruments (such as commodity futures and options) and other inflation-sensitive assets such as real estate investment trusts (REITs), other real estate companies and inflation-linked debt.

•
Global macro strategies seek to profit from the movement of the prices of securities across asset classes. These strategies generally focus on macro-economic opportunities across numerous financial markets and geographies. Strategies may utilize tactical trend-based models to allocate assets on both the long and short sides to a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities, often through the use of derivatives such as futures, options or swaps.

•
PWP overlay strategies are utilized by PWP to manage liquidity, hedging and overall thematic exposure of the fund. PWP utilizes investments in certain securities, including but not limited to, exchange traded funds, futures, options, swaps and other derivatives with the intention of exploiting market opportunities, managing inflows and outflows of fund assets and/or hedging against certain risks identified by PWP.

Fund Investments and Risks
Investment Strategies and Risks
This section describes investment vehicles and techniques the portfolio managers can use in managing a fund’s assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund’s overall risk profile.
Asset-Backed Securities (ABS)
ABS are structured like mortgage-backed securities, but instead of mortgage loans or interest in mortgage loans, the underlying assets may include, for example, such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, home equity loans, student loans, small business loans, and receivables from credit card agreements. The ability of an issuer of ABS to enforce its security interest in the underlying assets may be limited. The value of an asset-backed security is affected by changes in the market’s perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, the financial institution providing any credit enhancement, and subordination levels.
Payments of principal and interest passed through to holders of ABS are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or a priority to certain of the borrower’s other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by the fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.
Some types of ABS may be less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.
The risks of investing in ABS are ultimately dependent upon the repayment of loans by the individual or corporate borrowers.
ABS are generally issued in more than one class, each with different payment terms. Multiple class ABS may be used as a method of providing credit support through creation of one or more classes whose right to payments is made subordinate to the right to such payments of the remaining class or classes. Multiple classes also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called strips (ABS entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with classes having characteristics such as floating interest rates or scheduled amortization of principal.
Bank Loans
Each fund may invest in bank loans, which include senior secured and unsecured floating rate loans of corporations, partnerships, or other entities. Typically, these loans hold a senior position in the borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. These loans are usually rated non-investment grade by the rating agencies. An economic downturn generally leads to higher non-payment and default rates by borrowers, and a bank loan can lose a substantial part of its value due to these and other adverse conditions and events. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. A fund’s investments in bank loans are subject to credit risk, and there is no assurance that the liquidation of collateral would satisfy the claims of the borrower’s obligations in the event of non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. The interest rates on many bank loans reset frequently, and therefore investors are subject to the risk that the return will be less than anticipated when the investment was first made. Most bank loans, like most investment grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment grade bonds and there may be less publicly available information about them.
A fund eligible to invest in bank loans may purchase bank loans from other lenders (sometimes referred to as loan assignments) or it may also acquire a participation interest in another lender’s portion of the bank loan. Large bank loans to corporations or governments may be shared or syndicated among several lenders, usually commercial or investment banks. A fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participation interests involve special types of risk, including liquidity risk and the risks of being a lender. Risks of being a lender include credit risk (the borrower’s ability to meet required principal and interest payments under the terms of the loan), industry risk (the borrower’s industry’s exposure to rapid change or regulation), financial risk (the effectiveness of the borrower’s financial policies and use of leverage), liquidity risk (the adequacy of the borrower’s back-up sources of cash), and collateral risk (the sufficiency of the collateral’s value to repay the loan in the event of non-payment or default by the borrower). If a fund purchases a participation interest, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the credit risk of the borrower.
Collateralized Debt Obligations
The funds may also invest in collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”), collateralized bond obligations (“CBOs”), and other similarly structured investments. CBOs and CLOs are types of asset backed securities. A CLO is a trust or other special purpose entity that is typically collateralized by a pool of loans, which may include, among others, U.S. and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. A CBO is generally a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. The risks of an investment in a CDO depend largely on the type of the collateral backing the obligation and the class of the CDO in which a fund invests. CDOs are subject to credit, interest rate, valuation, prepayment and extension risks. These securities are also subject to risk of default on the underlying asset, particularly during periods of economic downturn. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Convertible Securities
A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.
The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.
The funds may invest in synthetic convertible securities. A synthetic security is a financial instrument designed to simulate the characteristics of another financial instrument by combining features of other securities or assets. A synthetic convertible security could be created by combining securities with characteristics of a conventional convertible security, namely, a fixed-income component together with a convertible component (that is, the right to acquire an equity security). The convertible component can be achieved, for example, by investing in warrants or options to buy common stock. The fund can create synthetic convertible securities in this manner or purchase such securities created by other parties, typically investment banks.
Synthetic convertible securities are subject to additional risks. Because synthetic convertible securities are comprised of two or more separate securities with their own respective market value, the value of a synthetic convertible security responds differently to market fluctuations than a conventional convertible security. Additionally, if a synthetic convertible security is created in the manner described above and the value of underlying common stock falls below the exercise price of the warrant or option, the warrant or option may lose all value.
Contingent convertible securities (sometimes referred to as CoCos) generally either convert into equity or have their principal written down upon the occurrence of certain trigger events, which may be linked to the issuer’s stock price, regulatory capital thresholds, regulatory actions relating to the issuer’s continued viability, or other pre-specified events. Under certain circumstances, CoCos may be subject to an automatic write-down of the principal amount or value of the securities, sometimes to zero, thereby cancelling the securities. If such an event occurs, a fund may not have any rights to repayment of the principal amount of the securities that has not become due. Additionally, a fund may not be able to collect interest payments or dividends on such securities once the write-down has occurred. In the event of liquidation or dissolution of the issuer, CoCos generally rank junior to the claims of holders of the issuer’s other debt obligations. CoCos also may provide for the mandatory conversion of the security into common stock of the issuer under certain circumstances. Because the common stock of an issuer may not pay a dividend, a fund may could experience reduced yields (or no yield) as a result of the conversion. Conversion of the security from debt to equity would deepen the subordination of the investor and thereby worsen the fund’s standing in bankruptcy.
Counterparty Risk
A fund will be exposed to the credit risk of the counterparties with which, or the brokers, dealers and exchanges through which, it deals, whether it engaged in exchange traded or off-exchange transactions.  If a fund’s futures commission merchant, (FCM) becomes bankrupt or insolvent, or otherwise defaults on its obligations to the fund, the fund may not receive all amounts owed to it in respect of its trading, despite the clearinghouse fully discharging all of its obligations.  The Commodity Exchange Act requires an FCM to segregate all funds received from its customers with respect to regulated futures transactions from such FCM’s proprietary funds.  If an FCM were not to do so to the full extent required by law, the assets of an account might not be fully protected in the event of the bankruptcy of an FCM.  Furthermore, in the event of an FCM’s bankruptcy, a fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of an FCM’s combined customer accounts, even though certain property specifically traceable to the fund (for example, U.S. Treasury bills deposited by the fund) was held by an FCM.  FCM bankruptcies have occurred in which customers were unable to recover from the FCM’s estate the full amount of their funds on deposit with such FCM and owing to them.  Such situations could arise due to various factors, or a combination of factors, including inadequate FCM capitalization, inadequate controls on customer trading and inadequate customer capital.  In addition, in the event of the bankruptcy or insolvency of a clearinghouse, the fund might experience a loss of funds deposited through its FCM as margin with the clearinghouse, a loss of unrealized profits on its open positions, and the loss of funds owed to it as realized profits on closed positions.  Such a bankruptcy or insolvency might also cause a substantial delay before the fund could obtain the return of funds owed to it by an FCM who was a member of such clearinghouse.
Because bi-lateral derivative transactions are traded between counterparties based on contractual relationships, a fund is subject to the risk that a counterparty will not perform its obligations under the related contracts.  Although each fund intends to enter into transactions only with counterparties which the advisor believes to be creditworthy, there can be no assurance that a counterparty will not default and that the funds will not sustain a loss on a transaction as a result. In situations where a fund is required to post margin or other collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets.  As a result, in the event of the counterparty’s bankruptcy or insolvency, a fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and a fund may be exposed to the risk of a court treating a fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral.
A fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations under those instruments, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments.  There can be no assurance that an issuer of an instrument in which a fund invests will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that a fund will not sustain a loss on a transaction as a result.
Transactions entered into by a fund may be executed on various U.S. and non-U.S. exchanges, and may be cleared and settled through various clearinghouses, custodians, depositories and prime brokers throughout the world.  Although a fund attempts to execute, clear and settle the transactions through entities the advisor believes to be sound, there can be no assurance that a failure by any such entity will not lead to a loss to a fund.
Cyber Security Risk
As the funds increasingly rely on technology and information systems to operate, they become susceptible to operational risks linked to security breaches in those information systems. Both calculated attacks and unintentional events can cause failures in the funds’ information systems. Cyber attacks can include acquiring unauthorized access to information systems, usually through hacking or the use of malicious software, for purposes of stealing assets or confidential information, corrupting data, or disrupting fund operations. Cyber attacks can also occur without direct access to information systems, for example by making network services unavailable to intended users. Cyber security failures by, or breaches of the information systems of, the advisor, distributors, broker-dealers, other service providers (including, but not limited to, index providers, fund accountants, custodians, transfer agents and administrators), or the issuers of securities the fund invests in may also cause disruptions and impact the funds’ business operations.  Breaches in information security may result in financial losses, interference with the funds’ ability to calculate NAV, impediments to trading, inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Additionally, the funds may incur substantial costs to prevent future cyber incidents. The funds have business continuity plans in the event of, and risk management systems to help prevent, such cyber attacks, but these plans and systems have limitations including the possibility that certain risks have not been identified. Moreover, the funds do not control the cyber security plans and systems of our service providers and other third party business partners. The funds and their shareholders could be negatively impacted as a result.
Derivative Instruments
To the extent permitted by its investment objectives and policies, each of the funds may invest in instruments that are commonly referred to as derivative instruments. Generally, a derivative instrument is a financial arrangement. the value of which is based on, or derived from, securities, currencies, commodities, indexes or other assets or instruments including other derivative contracts (referred to as reference instruments). Examples of common derivative instruments include futures contracts, options contracts, swap transactions, participatory notes and forward currency contracts.
Certain derivatives are traded on exchanges, such as futures contracts.  The exchanges generally set all of the terms of the derivative contract except for the price.  Other derivatives are over-the-counter (OTC) transactions that are negotiated directly between a fund and a counterparty.  OTC transactions may not have standard terms and therefore may be more difficult to value and more difficult to close out than exchange-traded derivative contracts. In addition, OTC derivative contracts may expose the fund to greater credit risk in the event a counterparty defaults on the contract.
Certain derivative instruments are described more accurately as index/structured investments. Index/structured investments are derivative instruments whose value or performance is linked to a reference instrument but that may also pay interest at agreed rates over a specified time period and, at maturity, either converts into shares or units of the reference instrument or returns a payment to the holder based upon the change in value of the reference instrument.
There are risks associated with investing in derivatives, including:

•	the return on a derivative instrument may increase or decrease depending upon changes in the reference instrument.

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the risk that the underlying reference instrument will not move in the direction the portfolio managers anticipate or that the value of the structured or derivative instrument will not move or react to changes in the reference instrument as anticipated;

•	the possibility that there may be no liquid secondary market, which may make it difficult or impossible to close out a position when desired;

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the risk that daily limits on price fluctuations and speculative position limits on exchanges on which a fund may conduct its transactions in derivative instruments may prevent profitable liquidation of positions, subjecting a fund to the potential of greater losses;

•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund’s initial investment;

•	the risk that a fund will have an obligation to deliver securities or currency pursuant to a derivatives transaction that such fund does not own at the inception of the derivatives trade;

•	the risk that the counterparty will fail to perform its obligations; and

•	the risk that a fund will be subject to higher volatility because some derivative instruments create leverage.
The funds’ Board of Directors has reviewed the advisor’s policy regarding investments in derivative instruments. That policy specifies factors that must be considered in connection with a purchase of derivative instruments. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative instruments to the Board of Directors as necessary. PWP and each underlying subadvisor will abide by the advisor’s policy regarding investments in derivative instruments.
Distressed Investments
The funds may invest in distressed investments. Distressed investments generally entail greater risks due to such things as sensitivity to general economic and capital market conditions, interest rates, risks associated with leveraged companies and risks inherent in investing in companies experiencing financial and operating distress (e.g., issuer credit risk). Distressed investments generally have very low credit ratings or are unrated by credit rating agencies.
Greater Risk of Loss – These investments are regarded as highly speculative. There is a greater risk that issuers of lower-rated investments will default than issuers of higher-rated investments. Issuers of lower-rated investments generally are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, distressed debt investments are frequently subordinated to the prior payment of senior indebtedness or have claims that are otherwise junior in priority with regard to the issuer’s assets. If an issuer fails to pay principal or interest, the fund would experience a decrease in income and a decline in the market value of its investments. These investments carry a much greater risk of default and loss, which could include the loss of the entire amount of the investment.
Valuation Difficulties – It is often more difficult to value distressed and other lower-rated investments than higher-rated investments. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, lower-rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in some distressed and lower-rated investments, valuation of such investments is much more dependent on judgment than is the case with higher-rated investments.

Liquidity – There may be no established secondary or public market for investments in distressed and other lower-rated investments. Such investments generally are traded in markets that are less liquid than the market for higher-rated investments. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated investments. As a result, the fund may be required to sell investments at substantial losses, or may be unable to sell investments.
Equity and Equity Equivalents
In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.
Preferred stock is a type of equity security that generally pays dividends at a specified rate and has preference over common stock in the liquidation of assets and payment of dividends. Preferred stock does not ordinarily carry voting rights. Unlike interest payments on a fixed-income security, preferred stock dividends are only payable if declared by the issuer’s board of directors. A board of directors, however, is usually not obligated to pay dividends even if they have accrued. Additionally, if an issuer of preferred stock experiences economic or financial difficulties, its preferred stock may lose value due to the reduced likelihood that its board of directors will declare a dividend. Preferred stocks are typically subordinated to bonds and other debt instruments in an issuer’s capital structure, in which case, preferred stock dividends are usually paid only after the company makes required payments to those bond and other debt holders. Consequently, the value of preferred stock may react more strongly than bonds and other debt to actual or perceived changes in a company’s financial condition or prospects. Preferred stock may be substantially less liquid than other securities.
Exchange Traded Notes
The funds may invest in exchange traded notes (ETNs). ETNs are senior, unsecured debt securities issued by underwriting banks or other financial institutions. ETNs trade on public exchanges and are designed to track the performance of an underlying index or basket of securities. The reference indices or assets underlying ETNs vary widely, spanning equities, fixed income, commodities, and other asset classes. The issuer of an ETN promises to pay the holder an amount determined by the performance of the underlying index or assets, minus fees, upon maturity. While ETNs typically do not make any interest payments, they do make periodic dividend payments to investors. ETNs trade on exchanges throughout the day at prices determined by the market, similar to stocks or ETFs. But unlike ETFs, ETNs do not buy or hold assets to replicate or approximate the performance of the underlying index. ETNs are subject to the market risk of the underlying index or assets, which is the primary risk driving the change in value of an ETN. As unsecured debt securities, ETNs are subject to the credit risk of the issuing bank or financial institution. ETNs may carry direct interest rate risk to the extent that the underlying reference index is subject to such risk, such as when investing in ETNs that track fixed income indices. ETNs are also subject to liquidity risk. As with other exchange-traded products, trading volume can vary significantly depending on the market environment and the specific ETN being traded. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the underlying assets. Finally, ETNs, like other exchange-traded products, typically trade at prices that closely track their indicative values, however, ETNs can trade at premiums or discounts to their indicative value, especially in instances in which the issuer has suspended further note issuances.
Foreign Currency Exchange Transactions
A fund may conduct foreign currency transactions on a spot basis (i.e., for prompt delivery and settlement) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions for hedging or any other lawful purpose). See Derivative Instruments, page 9. Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.
Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
The following summarizes the principal currency management strategies involving forward contracts. A fund may also use other derivative instruments relating to foreign currencies for the same purposes.

(1)
Settlement Hedges or Transaction Hedges – When the portfolio managers wish to lock in the U.S. dollar price of or proceeds from a foreign currency denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a “settlement hedge” or “transaction hedge,” protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., settled). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the portfolio managers. This strategy is often referred to as “anticipatory hedging.”

(2)
Position Hedges – When the portfolio managers believe that the currency of a particular foreign country may suffer substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a “position hedge.” For example, if a fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S. dollars to hedge against possible declines in the Euro’s value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund’s existing investments are denominated. This type of hedge, often called a “proxy hedge,” could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund’s best interests may be served.
At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an “offsetting” forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.
It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)
Shifting Currency Exposure – A fund may also enter into forward contracts to shift its investment exposure from one currency into another for hedging purposes or to enhance returns. This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency and may result in the fund being obligated to deliver an amount in excess of the value of its securities or other assets denominated in that currency (a “net short” position). This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the portfolio managers believed that the U.S. dollar may suffer a substantial decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team’s skill in analyzing currency values. Currency management strategies may substantially subject a fund’s investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency’s value rose at a time when the portfolio managers hedged a fund by selling the currency in exchange for U.S. dollars, a fund would not participate in the currency’s appreciation. Similarly, if the portfolio managers increase a fund’s exposure to a currency and that currency’s value declines, a fund will sustain a loss. There is no assurance that the portfolio managers’ use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.
The fund will generally cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund’s custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the fund’s delivery commitments under forward contracts entered into with respect to position hedges, settlement hedges, anticipatory hedges and shifting currency exposure.
The funds may also invest in nondeliverable forward (NDF) currency transactions. An NDF is a transaction that represents an agreement between the fund and a counterparty to buy or sell a specified amount of a particular currency at an agreed upon foreign exchange rate on a future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of an NDF transaction. Rather, the fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any difference between the foreign exchange rate agreed upon at the inception of the NDF agreement and the actual exchange rate on the agreed upon future date. The funds may use an NDF contract to gain exposure to foreign currencies which are not internationally traded or if the markets for such currencies are heavily regulated or highly taxed. When currency exchange rates do not move as anticipated, a fund could sustain losses on the NDF transaction. This risk is heightened when the transactions involve currencies of emerging market countries. Additionally, certain NDF transactions which involve currencies of less developed countries or with respect to certain other currencies may be relatively illiquid.
Foreign Securities
Each fund may invest in the securities (including debt securities) of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.
The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for foreign securities. Depositary receipts are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country, but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.
Subject to its investment objective and policies, each fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies. The credit quality standards applicable to domestic debt securities purchased by each fund are also applicable to its foreign securities investments.
The funds consider a security to be a developed country security if its issuer is located in the following developed countries list, which is subject to change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Securities of foreign issuers may trade in the U.S. or foreign securities markets.
The funds may invest in participatory notes.  A participatory note is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted. In countries where direct ownership by a foreign investor is not allowed by local law, such as Saudi Arabia, the funds may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.
Participatory notes are generally structured and sold by a local branch of a bank or broker-dealer that is permitted to purchase equity securities in the local market. Pursuant to the terms of the instrument, the fund may tender a participatory note for cash payment in an amount that reflects the current market value of the underlying investments, less program expenses, such as trading costs, taxes and duties. The participatory notes represent unsecured, unsubordinated contractual rights of the issuer of the participatory notes. They do not confer any right, title or interest in respect to the underlying equity securities or provide rights against the issuer of the underlying securities.
The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. The fund is subject to the risk that the issuer of the participatory note, which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk. While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Participatory notes are also not traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.
Investments in foreign securities may present certain risks, including:
Currency Risk – The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.
Social, Political and Economic Risk – The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.
Regulatory Risk – Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies and there may be less stringent investor protection and disclosure standards in some foreign markets. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.
Market and Trading Risk – Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid, more volatile and harder to value than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.
Clearance and Settlement Risk – Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.
Ownership Risk – Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company’s share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company’s share register is controlling. As a result, there is a risk that a fund’s trade details could be incorrectly or fraudulently entered on the issuer’s share register at the time of the transaction, or that a fund’s ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.
Emerging Markets Risk – Each fund may invest its holdings in securities of issuers located in emerging market (developing) countries. The funds consider “emerging market countries” to include all countries that are not considered by the advisor to be developed countries, which are listed on page 12.
Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that generally are less diverse and mature, and political systems that can be expected to be less stable than those of developed countries. Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economies. Such countries may also have less protection of property rights than developed countries.
The economies of emerging market countries may be based predominantly on only a few industries or may be dependent on revenues from particular commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.
Sanctions – The U.S. may impose economic sanctions against companies in various sectors of certain countries. This could limit a fund's investment opportunities in such countries, impairing the fund’s ability to invest in accordance with its investment strategy and/or to meet its investment objective. For example, a fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a fund to freeze its existing investments in sanctioned companies, prohibiting the fund from selling or otherwise transacting in these investments. Current sanctions or the threat of potential sanctions may also impair the value or liquidity of affected securities and negatively impact a fund.
Futures and Options
Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Generally, futures transactions will be used to

•	protect against a decline in market value of the funds’ securities (taking a short futures position),

•	protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

•	provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.
Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund’s investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund’s exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs may be lower than the transaction costs incurred in the purchase and sale of the underlying securities.
For example, the sale of a future on a security by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date in the future. The portfolio managers may engage in futures and options transactions, consistent with a fund’s investment objective, that are based on securities indices, such as the S&P 500 Index. The managers also may engage in futures and options transactions based on specific securities, such as Treasury securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.
Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).
Unlike when a fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, a fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of a fund’s investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by a fund as unrealized gains or losses. At any time prior to expiration of the future, a fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.
By buying a put option, a fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price and in return a fund pays the current market price for the option (known as the option premium). A fund may terminate its position in a put option it has purchased by allowing it to expire, by exercising the option or by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a fund will lose the entire premium it paid. If a fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. The buyer of a typical put option can expect to realize a gain if the value of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss limited to the amount of the premium paid, plus related transaction costs.
The features of call options are essentially the same as those of put options, except that the buyer of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. The buyer of a typical call option can expect to realize a gain if the value of the underlying instrument increases substantially and can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
When a fund writes a put option, it takes the opposite side of the transaction from the option’s buyer. In return for the receipt of the premium, a fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. Otherwise, a fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below. If the price of the underlying instrument rises, a put writer would generally realize as profit the premium it received. If the price of the underlying instrument remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the price of the underlying instrument falls, the put writer would expect to suffer a loss.
A fund writing a call option is obligated to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. Writing calls generally is a profitable strategy if the price of the underlying instrument remains the same or falls. A call writer offsets part of the effect of a price decline by receipt of the option premium, but gives up some ability to participate in price increases in the underlying instruments. The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

Call option overwriting is a related investment strategy that typically combines a long equity position and short call position. This strategy enhances potential return by generating income through receipt of a call option premium. By reducing potential loss and capping potential return, call option overwriting may also help reduce volatility in a fund’s equity holdings.
Risks Related to Futures and Options Transactions
Futures and options prices can be volatile, and trading in these markets involves certain risks. If a portfolio manager enters into a transaction at an inappropriate time or judges interest rate or equity market trends incorrectly, futures and options strategies may lower a fund’s return.
A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.
A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker if, for example, the broker became bankrupt.
Futures and options may create leverage risk for a fund. Leverage can result in losses to the fund that exceed the amount originally invested and may amplify changes in the fund’s net asset value. Leverage may also impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, and result in increased volatility.
Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
Options on Futures
By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying futures contract at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.
The funds may write (or sell) call options that obligate them to sell (or deliver) the option’s underlying futures contract upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying futures contract. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.
Restrictions on the Use of Futures Contracts and Options
Each fund may enter into futures contracts, options, options on futures contracts, or swap agreements as permitted by its investment policies and the CFTC rules. The advisor to each fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, the advisor is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act with respect to its provision of services to each fund.
The CFTC recently adopted certain rule amendments that may impose additional limits on the ability of a fund to invest in futures contracts, options on futures, swaps, and certain other commodity interests if its investment advisor does not register with the CFTC as a “commodity pool operator” with respect to such fund. It is expected that the funds will be able to execute their investment strategies within the limits adopted by the CFTC’s rules. As a result, the advisor does not intend to register with the CFTC as a commodity pool operator on behalf of any of the funds. In the event that one of the funds engages in transactions that necessitate future registration with the CFTC, the advisor will register as a commodity pool operator and comply with applicable regulations with respect to that fund.
To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts, options and swap agreements.

Global Macro Strategies
Each fund may invest in global macro investment strategies. Global macro strategies seek to profit from the movement of the prices of securities across asset classes. These strategies generally focus on macro-economic opportunities across numerous financial markets and geographies. Strategies may utilize tactical trend-based models to allocate assets on both the long and short sides to a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities, often through the use of derivatives, such as futures, options or swaps. The success of the fund's global macro investment strategy depends upon the fund’s ability to identify and exploit perceived fundamental, economic, financial and political imbalances that may exist in and between markets throughout the world. Identification and exploitation of such imbalances involves significant uncertainties. There can be no assurance that the fund will be able to locate investment opportunities or to exploit such imbalances. In the event that the theses underlying the fund's positions fail to be borne out in developments expected by PWP and/or the underlying subadvisors, the fund may incur losses, which could be substantial.
Inflation-Indexed Securities
The funds may purchase inflation-indexed securities issued by the U.S. Treasury, U.S. government agencies and instrumentalities other than the U.S. Treasury, and entities other than the U.S. Treasury or U.S. government agencies and instrumentalities including state and local municipalities.
Inflation-indexed securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them. However, inflation-indexed securities provide this protected return only if held to maturity. In addition, inflation-indexed securities may not trade at par value. Real interest rates (the market rate of interest less the anticipated rate of inflation) change over time as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional bonds, because these securities were sold originally based upon a real interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-indexed securities and the share price of a fund holding these securities will fall. Investors in the funds should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.
An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, or that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security or the value of the stripped components will decrease. If any of these possibilities are realized, a fund’s net asset value could be negatively affected.
Municipal inflation-linked bonds generally have a fixed principal amount and the inflation component is reflected in the nominal coupon.
Inflation-Indexed Treasury Securities
Inflation-indexed U.S. Treasury securities are U.S. Treasury securities with a final value and interest payment stream linked to the inflation rate. Inflation-indexed U.S. Treasury securities may be issued in either note or bond form. Inflation-indexed U.S. Treasury notes have maturities of at least one year, but not more than 10 years. Inflation-indexed U.S. Treasury bonds have maturities of more than 10 years.
Inflation-indexed U.S. Treasury securities may be attractive to investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities were first sold in the U.S. market in January 1997. Inflation-indexed U.S. Treasury securities are auctioned and issued on a quarterly basis.
Structure and Inflation Index – The principal value of inflation-indexed U.S. Treasury securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for inflation-indexed U.S. Treasury securities is the non-seasonally adjusted U.S. City Average All Items Consumer Price for All Urban Consumers Index (Consumer Price Index) published monthly by the U.S. Department of Labor’s Bureau of Labor Statistics.
Semiannual coupon interest payments are made at a fixed percentage of the inflation-indexed principal value. The coupon rate for the semiannual interest rate of each issuance of inflation-indexed U.S. Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive bids in the auction). The coupon rate will likely reflect real yields available in the U.S. Treasury market; real yields are the prevailing yields on U.S. Treasury securities with similar maturities, less then-prevailing inflation expectations. While a reduction in inflation will cause a reduction in the interest payment made on the securities, the repayment of principal at the maturity of the security is guaranteed by the U.S. Treasury to be no less than the original face or par amount of the security at the time of issuance.
Indexing Methodology – The principal value of inflation-indexed U.S. Treasury securities will be indexed, or adjusted, to account for changes in the Consumer Price Index. Semiannual coupon interest payment amounts will be determined by multiplying the inflation-indexed principal amount by one-half the stated rate of interest on each interest payment date.
Taxation – The taxation of inflation-indexed U.S. Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made, investors in non-tax-deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income.
Inflation-indexed U.S. Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-indexed U.S. Treasury securities would not generate enough cash in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-indexed U.S. Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.
Investors in a fund will receive dividends that represent both the interest payments and the principal adjustments of the inflation-indexed securities held in the fund’s portfolio. An investment in a fund may, therefore, be a means to avoid the cash flow mismatch associated with a direct investment in inflation-indexed securities. For more information about taxes and their effect on you as an investor in the funds, see Taxes, page 54.
U.S. Government Agencies
A number of U.S. government agencies and instrumentalities other than the U.S. Treasury may issue inflation-indexed securities. Some U.S. government agencies have issued inflation-indexed securities whose design mirrors that of the inflation-indexed U.S. Treasury securities described above.
Other Entities
Entities other than the U.S. Treasury or U.S. government agencies and instrumentalities may issue inflation-indexed securities. While some entities have issued inflation-linked securities whose design mirrors that of the inflation-indexed U.S. Treasury securities described above, others utilize different structures. For example, the principal value of these securities may be adjusted with reference to the Consumer Price Index, but the semiannual coupon interest payments are made at a fixed percentage of the original issue principal. Alternatively, the principal value may remain fixed, but the coupon interest payments may be adjusted with reference to the Consumer Price Index.
Initial Public Offerings
The funds may invest in initial public offerings (IPOs) of common stock or other equity securities issued by a company. The purchase of securities in an IPO may involve higher transaction costs than those associated with the purchase of securities already traded on exchanges or other established markets. In addition to the risks associated with equity securities generally, IPO securities may be subject to additional risk due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer and other factors. These factors may cause IPO shares to be volatile in price. While a fund may hold IPO securities for a period of time, it may sell them in the aftermarket soon after the purchase, which could increase portfolio turnover and lead to increased expenses such as commissions and transaction costs. Investments in IPOs could have a magnified impact (either positive or negative) on performance if a fund’s assets are relatively small. The impact of IPOs on a fund’s performance may tend to diminish as assets grow.
Inverse Floaters
An inverse floater is a type of derivative instrument that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).
Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market (1) by a broker-dealer who purchases fixed-rate bonds and places them in a trust; or (2) by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.
In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)
Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii)
Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.
Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.
The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than the market value of fixed-rate bonds.
Investing in Emerging Market Countries
The funds may invest an unlimited amount of their assets in securities of issuers in emerging market countries. The funds consider a security to be an emerging markets security if its issuer is located outside the following developed countries list, which is subject to change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. In determining an issuer’s location, the portfolio managers may consider various factors including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized.
Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that generally are less diverse and mature, and political systems that can be expected to be less stable than those of developed countries. Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economies. Such countries may also have less protection of property rights than developed countries.
The economies of emerging market countries may be based predominantly on only a few industries or may be dependent on revenues from particular commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.
Investment in Issuers with Limited Operating Histories
Each fund may invest in the equity securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.
Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.
For purposes of this limitation, “issuers” refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund’s investments in a trust created for the purpose of pooling mortgage obligations would not be subject to the limitation.
Loan Participations
The funds may purchase loan participations, which represent interests in the cash flow generated by commercial loans. Each loan participation requires three parties: a participant (or investor), a lending bank and a borrower. The investor purchases a share in a loan originated by a lending bank, and this participation entitles the investor to a percentage of the principal and interest payments made by the borrower.
Loan participations are attractive because they typically offer higher yields than other money market instruments. However, along with these higher yields come certain risks, not the least of which is the risk that the borrower will be unable to repay the loan. Generally, because the lending bank does not guarantee payment, the investor is directly exposed to risk of default by the borrower. In addition, the investor is not a direct creditor of the borrower. The participation represents an interest in assets owned by the lending bank. If the lending bank becomes insolvent, the investor could be considered an unsecured creditor of the bank instead of the holder of a participating interest in a loan. Because of these risks, the manager must carefully consider the creditworthiness of both the borrower and the lender.
Another concern is liquidity. Because there is no established secondary market for loan participations, a fund’s ability to sell them for cash is limited. Some participation agreements place limitations on the investor’s right to resell the loan participation, even when a buyer can be found.
Loan Participation Notes
In terms of their functioning and investment risk, loan participation notes (“LPNs”) are comparable to an investment in “normal” bonds.  In return for the investor's commitment of capital, the issuer makes regular interest payments and, at maturity or in accordance with an agreed upon amortization schedule, the note is repaid at par.
However, in contrast to “normal” bonds, there are three parties involved in the issuance of an LPN.  The legal issuer, typically a bankruptcy-remote, limited purpose entity, issues notes to investors and uses the proceeds received from investors to make loans to the borrower-with each loan generally having substantially identical payment terms to the related note issued by the issuer. The borrower is typically an operating company, and the issuer’s obligations under a note are typically limited to the extent of any capital repayments and interest payments made by the borrower under the related loan.  Accordingly, the investor generally assumes the credit risk of the underlying borrower.  The loan participation note structure is generally used to provide the borrower more efficient financing in the capital markets than the borrower would be able to obtain if it issued notes directly.
In the event of a default by the borrower of an LPN, the fund may experience delays in receiving payments of interest and principal while the note issuer enforces and liquidates the underlying collateral, and there is no guarantee that the underlying collateral will cover the principal and interest owed to the fund under the LPN.
Loans of Portfolio Securities
In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund’s total assets valued at market, however, this limitation does not apply to purchases of debt securities in accordance with the fund’s investment objectives, policies and limitations, or to repurchase agreements with respect to portfolio securities.
Cash received from the borrower as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation. If a borrower defaults on a securities loan because of insolvency or other reasons, the lending fund could experience delays or costs in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. To minimize the risk of default on securities loans, the advisor adheres to guidelines prescribed by the Board of Directors governing lending of securities. These guidelines strictly govern

(1)	the type and amount of collateral that must be received by the fund;

(2)	the circumstances under which additions to that collateral must be made by borrowers;

(3)	the return to be received by the fund on the loaned securities;

(4)	the limitations on the percentage of fund assets on loan; and

(5)	the credit standards applied in evaluating potential borrowers of portfolio securities.
In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.
Master Limited Partnerships
The funds may invest in master limited partnerships (MLPs). MLPs are publicly traded limited partnerships or limited liability companies treated as partnerships for U.S. federal income tax purposes. In order to be treated as a partnership for U.S. federal income tax purposes, an MLP must derive at least 90% of its gross income for each taxable year from “qualifying income.” Qualifying income includes interest, dividends, real property rents, gains from the sale of real property, and income and gains derived from the exploration, development, mining or production, processing, refining, transportation, or the marketing of any mineral or natural resource, industrial source carbon dioxide, or the transportation or storage of certain fuels, including alcohol fuel and biodiesel fuel. The partnership structure and qualifying income rules generally eliminate federal tax liability at the entity level, enabling an MLP to return a high percentage of its earnings to its partners. MLPs may, however, be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays investors.
The risk of investing in MLP units involves risks that differ from an investment in equity securities of a company. For example, holders of MLP units have limited control and voting rights on matters affecting the partnership, risks related to potential conflicts of interest, cash flow risks, and dilution risks. Investments in MLP units also present special tax risks, including the risk that the MLP will fail to be treated as a partnership for U.S. federal income tax purposes. An MLP that is not treated as a partnership for tax purposes may be obligated to pay U.S. federal income tax (as well as state and local taxes) at an entity level on its taxable income, and distributions would also be taxable. Adverse tax consequences may reduce the amount of cash available for distribution by the MLP and the value of the fund’s investment in the MLP. Consequently, the value of the fund’s shares and cash available for distributions could be materially reduced.

MLPs engaged in the energy sector, which has historically experienced significant price volatility, are susceptible to adverse economic, environmental, business, and regulatory conditions. Energy sector MLPs are subject to additional risks including fluctuations in commodity prices, reduced supply and demand for energy commodities, as well as depletion of natural resource reserves and changes in the regulatory environment that may adversely impact profitability. MLPs that engage in particular energy industry activities (such as midstream MLPs, exploration and production MLPs, propane MLPs, marine shipping MLPs, and natural resource MLPs) are subject to additional risks specific to the products and processes in which they are involved.
Mortgage-Backed Securities
Background
A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.
Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security. However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments during the life of the security.
Because the timing and speed of principal repayments vary, the cash flow on mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal is distributed pro rata to investors.
As with other fixed-income securities, the prices of mortgage-backed securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage-backed securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.
A fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.
GNMA Certificates
The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes GNMA to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the Housing Act of 1949 (FHA Loans), or guaranteed by the Department of Veterans Affairs under the Servicemen’s Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. GNMA has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.
GNMA certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans; (b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower’s monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.
Fannie Mae Certificates
The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.
Fannie Mae certificates represent a pro rata interest in one or more pools of FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans; (d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments (at the certificate’s pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie Mae; this guarantee is not backed by the full faith and credit of the U.S. government. See Recent Events Regarding Fannie Mae and Freddie Mac below.
Freddie Mac Certificates
The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily Freddie Mac certificates.
Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.
Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate. Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government. See Recent Events Regarding Fannie Mae and Freddie Mac below.
Recent Events Regarding Fannie Mae and Freddie Mac
Since September 2008, Fannie Mae and Freddie Mac have operated under a conservatorship administered by the Federal Housing Finance Agency (FHFA). In addition, the U.S. Treasury has entered into senior preferred stock purchase agreements (PSPA) to provide additional financing to Fannie Mae and Freddie Mac. Three amendments have been made to the original agreement and PSPA, each of which has further strengthened the credit worthiness of these entities. The most recent amendment eliminates the requirement to pay a 10% preferred stock dividend in exchange for a quarterly sweep of net worth. This in turn eliminates any need to borrow from the Treasury to pay dividends and was intended to strengthen the financial commitment to these enterprises.
The future status and role of Fannie Mae or Freddie Mac could be impacted by, among other things, the actions taken and restrictions placed on Fannie Mae or Freddie Mac by the FHFA in its role as conservator, the restrictions placed on Fannie Mae’s or Freddie Mac’s operations and activities under the senior preferred stock purchase agreements, market responses to developments at Fannie Mae or Freddie Mac, and future legislative, regulatory, or legal action that alters the operations, ownership, structure and/or mission of Fannie Mae or Freddie Mac, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Fannie Mae and Freddie Mac.
Collateralized Mortgage Obligations (CMOs)
A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) GNMA, Fannie Mae or Freddie Mac pass-through certificates; (b) unsecured mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans’ Affairs; (c) unsecuritized conventional mortgages; or (d) any combination thereof.
In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called tranches. Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven and 20 years.
As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a sequential pay or plain vanilla CMO.
Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.
The final tranche of a CMO often takes the form of a Z-bond, also known as an accrual bond or accretion bond. Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.
As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios. Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.
The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche — known as a companion bond, support or non-PAC bond — that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.
Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the LIBOR. Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments. Super floaters (which float a certain percentage above LIBOR) and inverse floaters (which float inversely to LIBOR) are variations on the floater structure that have highly variable cash flows.
Stripped Mortgage-Backed Securities
Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.
The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund’s other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.
Commercial Mortgage-Backed Securities (CMBS)
CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, and the like. Interest and principal payments from these loans are passed on to the investor according to a particular schedule of payments. They may be issued by U.S. government agencies or by private issuers. The credit quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. Multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and those of the underlying assets. Examples include classes having characteristics such as floating interest rates or scheduled amortization of principal. Rating agencies rate the individual classes of the deal based on the degree of seniority or subordination of a particular class and other factors. The value of these securities may change because of actual or perceived changes in the creditworthiness of individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate and other factors.
Adjustable Rate Mortgage Securities
Adjustable rate mortgage securities (ARMs) have interest rates that reset at periodic intervals. Acquiring ARMs permits a fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMs are based. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a fund holding an ARM does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMs behave more like fixed-income securities and less like adjustable rate securities and are subject to the risks associated with fixed-income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

To-Be-Announced Mortgage-Backed Securities
To-be-announced (TBA) commitments are forward agreements for the purchase or sale of securities, which are described in greater detail under the heading When-Issued and Forward Commitment Agreements. The funds may gain exposure to mortgage-backed securities through TBA transactions. TBA mortgage-backed securities typically are debt securities structured by agencies such as Fannie Mae and Freddie Mac. In a typical TBA mortgage transaction, certain terms (such as price) are fixed, with delayed payment and delivery on an agreed upon future settlement date. The specific mortgage-backed securities to be delivered are not typically identified at the trade date but the delivered security must meet specified terms (such as issuer, interest rate, and underlying mortgage terms). Consequently, TBA mortgage-backed transactions involve increased interest rate risk because the underlying mortgages may be less favorable at delivery than anticipated. TBA mortgage contracts also involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.
Mortgage Dollar Rolls
The funds may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities to financial institutions for delivery in the current month and simultaneously contracts to repurchase similar securities on a specified future date. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. The fund will use the proceeds generated from the transaction to invest in high-quality, short duration investments which may enhance the fund’s current yield and total return. Such investments may have a leveraging effect, increasing the volatility of the fund.
For each mortgage dollar roll transaction, a fund will cover the roll by segregating on its books an offsetting cash position or a position of liquid securities of equivalent value. The portfolio managers will monitor the value of such securities to determine that the value equals or exceeds the mortgage dollar roll contract price.
A fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold.
Municipal Obligations
Tax-exempt and taxable municipal obligations are generally issued by state and local governments or government entities. Interest payments from municipal obligations are generally exempt from federal income tax. Interest payments from certain municipal obligations, however, are subject to federal income tax because of the degree of non-government involvement in the transaction or because federal tax code limitations on the issuance of tax-exempt bonds that benefit private entities have been exceeded. Some typical examples of these taxable municipal obligations include industrial revenue bonds and economic development bonds issued by state or local governments to aid private enterprise. The interest on a taxable municipal bond is often exempt from state taxation in the issuing state. The funds do not expect to be eligible to pass through to shareholders the tax-exempt character of interest on municipal obligations.
Municipal Bonds
Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.
General Obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer’s full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.
Revenue Bonds are not backed by an issuer’s taxing authority; rather, interest and principal are secured by the net revenues from a project or facility. Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and seaport facilities, schools and hospitals.
Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and seaport facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility’s operator to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.
Some longer-term municipal bonds allow an investor to “put” or sell the security at a specified time and price to the issuer or other “put provider.” If a put provider fails to honor its commitment to purchase the security, the fund may have to treat the security’s final maturity as its effective maturity, lengthening the fund’s weighted average maturity and increasing the volatility of the fund.

Municipal Notes
Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.
Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer’s full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.
Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.
Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.
Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in the state’s General Fund, including the proceeds of RANs issued following enactment of a state budget or the proceeds of refunding warrants issued by the state.
Other Investment Companies
Each of the funds may invest in other investment companies, such as closed-end investment companies, unit investment trusts, exchange-traded funds (ETFs) and other open-end investment companies, provided that the investment is consistent with the fund’s investment policies and restrictions. Under the Investment Company Act, each fund’s investment in such securities, subject to certain exceptions, currently is limited to:

•	3% of the total voting stock of any one investment company;

•	5% of the fund’s total assets with respect to any one investment company; and

•	10% of the fund’s total assets in the aggregate.
A fund’s investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above.
Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers’ commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.
ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The funds may purchase ETFs to gain exposure to specific asset classes or sectors, or as a substitute for investing directly in securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile and the market price for the ETF may be higher than or lower than the ETF’s net asset value. Additionally, ETFs have management fees, which increase their cost.
Real Estate Investment Trusts (REITs)
A real estate investment trust (REIT) invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry. Some REITs, called equity REITs, buy real estate, and investors receive income from the rents received and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies, and receive income from interest paid on those loans. There are also hybrid REITs, which engage in both owning real estate and making loans. If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors. REIT investments are subject to many of the same risks as a direct investment in real estate. This is due to the fact that the value of the fund’s investments in REITs may be affected by the value of the real estate owned by the REIT. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. To the extent the funds invest in mortgage REITs, they will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall. Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect a fund’s performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which a fund invests.

Repurchase Agreements
Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund. A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time a fund’s money is invested in the security.
Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund’s risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.
The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds’ advisor.
Repurchase agreements maturing in more than seven days would count toward a fund’s 15% limit on illiquid securities.
Restricted and Illiquid Securities
The funds may, from time to time, purchase restricted or illiquid securities when they present attractive investment opportunities that otherwise meet the funds’ criteria for selection. Restricted securities include securities that cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration, or that are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.
Illiquid securities include (but are not limited to):

•	Both domestic and foreign securities that are not readily marketable

•	Certain over-the-counter options or other derivatives

•	Certain structured investments and swap transactions

•	Rule 144A securities
Additionally, investments purchased by the fund, particularly debt securities and over-the-counter traded instruments that are liquid at the time of purchase, may subsequently become illiquid due to events relating to the issuer of the securities, markets events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the instruments.
Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.
With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.
Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund’s liquidity. Each of the funds may invest no more than 15% of the value of its assets in illiquid securities.
Short Sales
A fund engages in short selling when it sells a security it does not own. To sell a security short, a fund must borrow the security from someone else to deliver it to the buyer. That fund then replaces the borrowed security by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the fund repays the person that lent it the security for any interest or dividends that may have been paid or accrued during the period of the loan.
The funds may engage in short selling for hedging purposes, to manage asset class exposure, and to create leverage in an attempt to increase returns. The funds are required to maintain a segregated account of cash, cash equivalents or other appropriate liquid securities with its custodian in at least an amount equal to the current market value of the securities sold short until the fund replaces a borrowed security.
In short sale transactions, a fund’s gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. In order to borrow the security, a fund may be required to pay compensation to the lender for securities that are difficult to borrow due to demand or other factors. Short sales also cause a fund to incur brokerage fees and other transaction costs. Therefore, the amount of any gain a fund may receive from a short sale transaction is decreased and the amount of any loss increased by the amount of compensation to the lender, accrued interest or dividends and transaction costs a fund may be required to pay.
There is no guarantee that a fund will be able to close out a short position at any particular time or at a particular price. During the time that a fund is short a security, it is subject to the risk that the lender of the security will terminate the loan at a time when the fund is unable to borrow the same security from another lender. If that occurs, the fund may be “bought in” at the price required to purchase the security needed to close out the short position, which may be a disadvantageous price.
Short-Term Securities
In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund’s portfolio, or, in some cases, for temporary defensive purposes, these funds may invest a portion of their assets in money market and other short-term securities.
Examples of those securities include:

•	Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

•	Commercial Paper

•	Certificates of Deposit and Euro Dollar Certificates of Deposit

•	Bankers’ Acceptances

•	Short-term notes, bonds, debentures or other debt instruments

•	Repurchase agreements

•	Money market funds
Swap Agreements
Each fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular security, commodity, interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, including inflation indexes, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cash flows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer or group of issuers. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.
Whether a fund’s use of swap agreements will be successful depends on the advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer(s) on which the credit default swap is based. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness or that are cleared through a Derivatives Clearing Organization (“DCO”). Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds’ ability to use swap agreements.

The swaps market is an evolving market and was largely unregulated prior to the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). The Dodd-Frank Act and related regulatory developments have imposed several new requirements on swap market participants, including: (i) new registration and business conduct requirements on swap dealers; (ii) mandatory execution of certain swaps on swap execution facilities or designated contract markets; and (iii) mandatory clearing of certain swaps with DCOs. The mandatory execution and clearing requirements are occurring on a phased-in basis. Although central clearing is designed to decrease counterparty risk, it does not do so entirely since a fund will still be subject to the credit risk of the central clearing entity. In addition, swaps that are not cleared will be subject to regulatory collateral requirements that could limit or adversely affect a fund’s ability to enter into such swaps. Additionally, such collateral requirements, or other government regulations, could cause a fund to terminate new or existing swaps or to realize amounts to be received under such instruments at inopportune times.
Tender Option Bonds
Tender Option Bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to money market funds. However, the funds may purchase these instruments.
TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider’s short-term rating and the underlying bond’s long-term rating.
There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the portfolio managers monitor the credit quality of bonds underlying the fund’s TOB holdings and intend to sell or put back any TOB if the rating on the underlying bond falls below the second-highest rating category designated by a rating agency.
U.S. Government Securities
U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.
A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks and the Resolution Funding Corporation.
Some agency securities are backed by the full faith and credit pledge of the U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.
Interest rates on agency securities may be fixed for the term of the investment (fixed-rate agency securities) or tied to prevailing interest rates (floating rate agency securities). Interest rate resets on floating rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.
Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date (which permits redemption before the maturity date). The exercise of a call may reduce an obligation’s yield to maturity.
Interest Rate Resets on Floating-Rate U.S. Government Agency Securities
Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index (EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.
Utilities
The funds may invest, directly or indirectly, in equity securities of companies engaged in the utilities industry. The portfolio managers consider a company to be engaged in the utilities industry if

•
the company’s securities are listed in at least one index that is made up exclusively of companies engaged in one or more of certain industries (electricity, natural gas, telecommunications services, cable television, water or sanitation services); or

•
the company derives 50% or more of its revenues or net profits from the ownership or operation of facilities used to provide electricity, natural gas, telecommunications services, cable television, water or sanitation services.

Performance of utility-related investments depends in part on how favorably investors perceive this sector of the market relative to other sectors (such as transportation or technology). Of course, investor perceptions of the utilities industry are driven not only by comparisons with other market sectors but by trends and events within the utilities industry. The following is a brief outline of risk factors associated with investment in the utilities industry.

•
Regulatory Risks. Regulators (primarily at the state level) monitor and control public utility company revenues and costs. Regulators can limit profits and dividends paid to investors; they also may restrict a company’s access to new markets. Some analysts observe that state regulators have become increasingly active in developing and promoting energy policy through the regulatory process.

•
Natural Resource Risks. Swift and unpredictable changes in the price and supply of natural resources can hamper utility company profitability. These changes may be caused by political events, energy conservation programs, the success of exploration projects, or tax and other regulatory policies of various governments.

•
Environmental Risks. There are considerable costs associated with environmental compliance, nuclear waste cleanup and safety regulation. For example, coal-burning utilities are under pressure to curtail sulfur emissions, and utilities in general increasingly are called upon by regulators to bear environmental costs, which may not be easily recovered through rate increases or business growth. Changing weather patterns and natural disasters affect consumer demand for utility services (e.g., electricity, heat and air conditioning), which, in turn, affects utility revenues.

•
Technology and Competitive Risks. The introduction and phase-in of new technologies can affect a utility company’s competitive strength. The race by long-distance telephone providers to incorporate fiber optic technology is one example of competitive risk within the utilities industry. The increasing role of independent power producers (IPPs) in the natural gas and electric utility segments of the utilities industry is another example of competitive risk. Typically, IPPs wholesale power to established local providers, but there is a trend toward letting them sell power directly to industrial consumers. Co-generation facilities, such as those of landfill operators that produce methane gas as a byproduct of their core business, pose another competitive challenge to gas and electric utilities. In addition to offering a less expensive source of power, these companies may receive more favorable regulatory treatment than utilities seeking to expand facilities that consume nonrenewable energy sources.

•
Interest Rate Risks. Utility companies usually finance capital expenditures (e.g., new plant construction) by issuing long-term debt. Rising long-term interest rates increase interest expenses and reduce company earnings.

Variable-, Floating- and Auction-Rate Securities
Variable- and floating-rate securities, including floating-rate notes (FRNs), provide for periodic adjustments to the interest rate. The adjustments are generally based on an index-linked formula, or determined through a remarketing process.
These types of securities may be combined with a put or demand feature that permits the fund to demand payment of principal plus accrued interest from the issuer or a financial institution. One example is the variable-rate demand note (VRDN). VRDNs combine a demand feature with an interest rate reset mechanism designed to result in a market value for the security that approximates par. VRDNs are generally designed to meet the requirements of money market fund Rule 2a-7.
Auction-rate securities (ARS) are variable rate bonds whose interest rates are reset at specified intervals through a Dutch auction process. A Dutch auction is a competitive bidding process designed to determine a single uniform clearing rate that enables purchases and sales of the ARS to take place at par. All accepted bids and holders of the ARS receive the same rate. ARS holders rely on the liquidity generated by the Dutch auction. There is a risk that an auction will fail due to insufficient demand for the securities. If an auction fails, an ARS may become illiquid until either a subsequent successful auction is conducted, the issuer redeems the issue, or a secondary market develops.
Volatility Index Investments
The funds may invest in volatility indices and/or futures or options related to a volatility index. Volatility indices measure the expected future volatility of the stock market. The CBOE Volatility Index (VIX), is an example of a volatility index. The VIX is a popular measure of the implied volatility of near-term S&P 500 index options and represents one measure of the market’s expectation of stock market volatility over the following 30-day period. The VIX is calculated real-time by using S&P 500 option bid/ask quotes and tends to move in the opposite direction of the S&P 500 because markets typically price in elevated levels of volatility during periods of market stress. During these times, implied volatilities can also be driven up by elevated demand for S&P 500 options as a portfolio hedge. At expiration, the holder of an in-the-money VIX option will receive a cash payment based on the amount the option is in the money. Investments in volatility instruments may be utilized by the fund to hedge against a rise in implied volatilities, to express a directional view on implied volatilities or to express a relative value view on implied volatilities.
Risks associated with VIX Options. One of the primary drivers of the value of a VIX option is movement in the VIX spot index, which is a measure of implied volatility of S&P 500 options. Therefore, changing market expectations of future volatility will lead to changes in the market value of VIX options. VIX options will be subject to market risk. Because implied volatilities often rise during periods of market stress, the VIX index is often negatively correlated to equity markets. Options carry credit risk to the extent that the option seller owes the option buyer a payment at the time the option is exercised. Options may also present tracking risk. An imperfect or variable degree of correlation between price movements of the derivative and the underlying investment may prevent the portfolio from achieving the intended effect. The value of an option can change over time depending on several factors aside from just changes in the underlying asset’s price, such as the time remaining to expiration and the expected level of volatility in the underlying asset. For option buyers, the risk of loss is limited to the option premium at the time of purchase. The seller of a call option loses money to the extent that the asset price increases over the strike price by more than the amount of the premium. Given that there is no ceiling on an underlying asset’s price, the theoretical potential loss on a short call position is unlimited. The seller of a put option loses money to the extent that the asset price decreases below the strike price by more than the amount of the premium; therefore the potential loss is limited to the full value of the underlying asset.
Risks associated with VIX futures contracts. VIX futures contracts are unlike traditional futures contracts and are not based on a tradable reference asset.  The VIX Index is not directly investable, and the settlement price of a VIX futures contract is based on the calculation that determines the level of the VIX Index.  As a result, the behavior of a VIX Futures Contract may be different from traditional futures contracts whose settlement price is based on a specific tradable asset.  When the fund has an open futures contract position, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  Because futures require only a small initial investment in the form of a deposit or margin, investments in futures contracts may create leverage risk for the fund.  If the fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.  Futures markets are highly volatile and the use of or exposure to futures contracts may increase volatility of the fund’s NAV.  Futures contracts are also subject to liquidity risk.
When-Issued and Forward Commitment Agreements
The funds may sometimes purchase new issues of securities on a when-issued or forward commitment (including on a to-be-announced (TBA)) basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.
For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.
When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While a fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.
In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. To the extent a fund remains fully invested or almost fully invested at the same time it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund’s payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.
Zero-Coupon, Step-Coupon and Pay-In-Kind Securities
Zero-coupon, step-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of income accrued for each year. Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

Investment Policies
Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund’s assets will not be considered in determining whether it has complied with its investment policies.
For purposes of a fund’s investment policies, the party identified as the “issuer” of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.
Fundamental Investment Policies
The funds’ fundamental investment policies are set forth below. These investment policies, and the AC Alternatives Long Short Fund’s status as diversified, may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

Subject	Policy
Senior Securities	A fund may not issue senior securities, except as permitted under the Investment Company Act.
Borrowing
A fund may not borrow money, except that a fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33⅓% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).

Lending
A fund may not lend any security or make any other loan if, as a result, more than 33⅓% of the fund’s total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate
A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration
A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

Underwriting
A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities	A fund may invest in commodities to the maximum extent permitted under the Investment Company Act.
Control	A fund may not invest for purposes of exercising control over management.
For purposes of the investment policy relating to senior securities, a fund may borrow from any bank provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of such fund. In the event that such asset coverage falls below 300%, the fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings is at least 300%. In addition, when a fund enters into certain transactions involving potential leveraging, it will hold offsetting positions or segregate assets to cover such obligations at levels consistent with the guidance of the SEC and its staff.
For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other American Century Investments-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowing normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available for other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs. For purposes of the funds’ investment policy relating to borrowing, short positions held by the funds are not considered borrowings.

For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund’s net assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)
there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations (except that an Industrial Development Bond backed only by the assets and revenues of a non-governmental user will be deemed to be an investment in the industry represented by such user),

(b)	wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)	utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and

(d)	personal credit and business credit businesses will be considered separate industries.
The funds are permitted to invest in commodities, commodities contracts (e.g. futures contracts or options on futures), options, forward contracts, swaps, currencies, ETFs or other instruments that are backed by or provide exposure to commodities. The funds do not currently intend to invest directly in physical commodities, unless acquired as a result of ownership of securities or other instruments, but reserve the right to do so in the future.
Nonfundamental Investment Policies
In addition, the funds are subject to the following investment policies that are not fundamental. These policies, along with the investment objectives of the funds, as set forth in their prospectus, may be changed by the Board of Directors.

Subject	Policy
Leveraging	A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
Liquidity
A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Margin	A fund may purchase securities on margin to the extent permitted under the Investment Company Act.
Futures & Options
A fund may enter into futures contracts, and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more than the notional value of the investment.

Issuers with Limited Operating History
A fund may invest a portion of its assets in the equity securities of issuers with limited operating histories. See Investment In Issuers with Limited Operating Histories under Fund Investments and Risks. An issuer is considered to have a limited operating history if that issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.

For purposes of the funds’ investment policy relating to leveraging, short positions held by the funds are not considered borrowings.
The Investment Company Act imposes certain additional restrictions upon the funds’ ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other federal or state government participates in or supervises the management of the funds or their investment practices or policies.
Temporary Defensive Measures
For temporary defensive purposes, each fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may invest a portion of its assets in money market, cash, cash-equivalents or other short-term securities.
Examples of those securities include:

•	securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

•	commercial paper;

•	interest-bearing bank accounts or certificates of deposit;

•	short-term notes, bonds, or other debt instruments;

•	repurchase agreements; and

•	money market funds.
To the extent a fund assumes a defensive position, it may not achieve its investment objective.
Portfolio Turnover
The portfolio turnover rate of each fund for its most recent fiscal year is included in the Fund Summary section of that fund’s prospectus. The portfolio turnover rate for each fund’s last five fiscal years (or a shorter period if the fund is less than five years old) is shown in the Financial Highlights tables in the prospectus.
With respect to each fund, the managers may sell securities without regard to the length of time the security has been held. Accordingly, each fund’s portfolio turnover rate may be substantial.
The underlying subadvisors may purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund’s investment objective, the underlying subadvisors may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The underlying subadvisors may sell a portfolio security if they believe that the security is not fulfilling its purpose, because, among other things, it did not live up to their expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.
When a general decline in security prices is anticipated, each fund may decrease its position in a particular asset category or in a particular subadvisor and increase its position in another asset category or subadvisor. When a general rise in price levels is anticipated, a fund may increase its position in such category and decrease its position in the other categories or subadvisors.
Because investment decisions are based on a particular security’s anticipated contribution to a fund’s investment objective, the advisor believes the rate of portfolio turnover is irrelevant when evaluating whether the fund’s investment strategies are achieving the fund’s investment objective. As a result, a fund’s annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by a fund, if any, because short-term capital gains are characterized as ordinary income.
Because the subadvisors do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.
Variations in a fund’s portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions, and/or changes in the manager’s investment outlook.
Disclosure of Portfolio Holdings
The advisor (ACIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.
Distribution to the Public
Full portfolio holdings for each fund will be made available for distribution 30 days after the end of each calendar quarter, and will be posted on americancentury.com at approximately the same time. This disclosure is in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on Form N-Q, which disclosures are filed with the Securities and Exchange Commission within 60 days of each fiscal quarter end and also posted on americancentury.com at the time the filings are made.
Top 10 holdings for each fund will be made available for distribution 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Portfolio characteristics that are derived from portfolio holdings but do not identify any specific security will be made available for distribution 15 days after the end of the period to which such data relates. Characteristics that identify any specific security will be made available 30 days after the end of the period to which such data relates. Characteristics in both categories will generally be posted on americancentury.com at approximately the time they are made available for distribution. Data derived from portfolio returns and any other characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics to or from those considered confidential at any time.
Any American Century Investments fund that sells securities short as an investment strategy will disclose full portfolio holdings only in annual and semi-annual shareholder reports and on Form N-Q. These funds will make long holdings available for distribution 30 days after the end of each calendar quarter, but the funds will keep short holdings confidential. Top 10 long holdings and portfolio characteristics will be made available for distribution in accordance with the policies set forth above.
So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds’ shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.
Accelerated Disclosure
The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.
Ongoing Arrangements
Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary’s or consultant’s clients, and the review of fund performance for ERISA fiduciary purposes.
In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the funds’ distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading). Non-disclosure agreements require the approval of an attorney in the advisor’s legal department. The advisor’s compliance department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.
Those parties who have entered into non-disclosure agreements as of December 31, 2016, are as follows:

•	AllianceBernstein L.P.

•	American Fidelity Assurance Co.

•	Ameritas Life Insurance Corporation

•	AMP Capital Investors Limited

•	Annuity Investors Life Insurance Company

•	Aon Hewitt Investment Consulting

•	Athene Annuity & Life Assurance Company

•	AUL/American United Life Insurance Company

•	AXA Equitable Funds Management Group, LLC

•	Bell Globemedia Publishing

•	Bellwether Consulting, LLC

•	Bidart & Ross, Inc.

•	BNY Mellon Performance & Risk Analytics, LLC

•	Callan Associates, Inc.

•	Calvert Asset Management Company, Inc.

•	Cambridge Associates, LLC

•	Cambridge Financial Services, Inc.

•	Capital Cities, LLC

•	Charles Schwab & Co., Inc.

•	Cleary Gull Inc.

•	Commerce Bank

•	Connecticut General Life Insurance Company

•	Corning Incorporated

•	Curcio Webb LLC

•	Deutsche AM Distributors, Inc.

•	EquiTrust Life Insurance Company

•	Farm Bureau Life Insurance Company

•	First MetLife Investors Insurance Company

•	Fund Evaluation Group, LLC

•	Gavion, LLC

•	Great-West Financial Retirement Plan Services, LLC

•	The Guardian Life Insurance Company of America

•	Hewitt Associates LLC

•	ICMA Retirement Corporation

•	InvesTrust Consulting, LLC

•	Iron Capital Advisors

•	Jefferson National Life Insurance Company

•	JLT Investment Management Limited

•	John Hancock Financial Services, Inc.

•	Kansas City Life Insurance Company

•	Kmotion, Inc.

•	Korea Investment Management Co. Ltd.

•	Legal Super Pty Ltd.

•	The Lincoln National Life Insurance Company

•	Lipper Inc.

•	Marquette Associates

•	Massachusetts Mutual Life Insurance Company

•	Mercer Investment Management, Inc.

•	Merrill Lynch

•	MetLife Insurance Company USA

•	Midland National Life Insurance Company

•	Minnesota Life Insurance Company

•	Modern Woodmen of America

•	Montana Board of Investments

•	Morgan Stanley Smith Barney LLC

•	Morningstar, Inc.

•	Morningstar Investment Management LLC

•	Morningstar Investment Services, Inc.

•	MUFG Union Bank, NA

•	Mutual of America Life Insurance Company

•	National Life Insurance Company

•	Nationwide Financial

•	NEPC

•	The Newport Group

•	Nomura Asset Management U.S.A. Inc.

•	Nomura Securities International, Inc.

•	Northwestern Mutual Life Insurance Co.

•	NYLIFE Distributors, LLC

•	Old Mutual Global Investors (UK) Limited

•	Pacific Life Insurance Company

•	Pavilion Advisory Group Inc.

•	Principal Life Insurance Company

•	Prudential Financial

•	RidgeWorth Capital Management, Inc.

•	Rocaton Investment Advisors, LLC

•	RSM US Wealth Management LLC

•	RVK, Inc.

•	S&P Financial Communications

•	Security Benefit Life Insurance Co.

•	Shinhan BNP Paribas Asset Management

•	Slocum

•	SunTrust Bank

•	Symetra Life Insurance Company

•	Tokio Marine Asset Management Co., Ltd.

•	Towers Watson Investment Services, Inc.

•	Towers Watson Limited

•	UBS Financial Services, Inc.

•	UBS Wealth Management

•	Valic Financial Advisors Inc.

•	VALIC Retirement Services Company

•	Vestek Systems, Inc.

•	Voya Retirement Insurance and Annuity Company

•	Wells Fargo Bank, N.A.

•	Wilshire Associates Incorporated
Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:

(1)	Full holdings quarterly as soon as reasonably available;

(2)	Full holdings monthly as soon as reasonably available;

(3)	Top 10 holdings monthly as soon as reasonably available; and

(4)	Portfolio characteristics monthly as soon as reasonably available.
The types, frequency and timing of disclosure to such parties vary. In most situations, the information provided pursuant to a non-disclosure agreement is limited to certain portfolio characteristics and/or top 10 holdings, which information is provided on a monthly basis. In limited situations, and when approved by a member of the legal department and responsible chief investment officer, full holdings may be provided.
Single Event Requests
In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund’s holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.
In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.
Service Providers
Various service providers to the funds and the funds’ advisor must have access to some or all of the funds’ portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds’ custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades (as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information. In addition, the funds’ investment advisor may use analytical systems provided by third party data aggregators who have access to the funds’ portfolio holdings daily, with no lag. These data aggregators enter into separate non-disclosure agreements after authorization by an appropriate officer of the advisor. The agreements with service providers and data aggregators generally require that they treat the funds’ portfolio holdings information confidentially until the public distribution date and represent that the information will be used only for the legitimate services it provides (i.e., not for trading).

Additional Safeguards
The advisor’s policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders, including procedures to address conflicts between the interests of shareholders and those of the advisor and its affiliates. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. In the event that a request for portfolio holdings or characteristics creates a potential conflict of interest that is not addressed by the safeguards and procedures described above, the advisor’s procedures require that such requests may only be granted with the approval of the advisor’s legal department and the relevant chief investment officers. In addition, distribution of portfolio holdings information, including compliance with the advisor’s policies and the resolution of any potential conflicts that may arise, is monitored quarterly by the advisor’s compliance department. Finally, the funds’ Board of Directors exercises oversight of disclosure of the funds’ portfolio securities. The board has received and reviewed a summary of the advisor’s policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.
Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.
The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.
Management
The Board of Directors
The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire by December 31 of the year in which they reach their 75th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for seven (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas W. Bunn (1953)	Advisory Board Member	Since 2017	Retired	81	SquareTwo Financial; Barings (formerly Babson Capital Funds Trust)(2013 to 2016)
Barry Fink (1955)	Director	Since 2012 (independent since 2016)	Retired; Executive Vice President, ACC (2007 to 2013); President, ACS (2007 to 2013); Chief Operating Officer, ACC (2007 to 2012)	81	None
Andrea C. Hall (1945)	Director	Since 1997	Retired	81	None
Jan M. Lewis (1957)	Director	Since 2011	Retired; President and Chief Executive Officer, Catholic Charities of Northeast Kansas (human services organization) (2006 to 2013)	81	None
James A. Olson (1942)	Director and Chairman of the Board	Since 2007 (Chairman since 2014)	Member, Plaza Belmont LLC (private equity fund manager) (1999 to present)	81	Saia, Inc. (2002 to 2012) and EPR Properties (2003 to 2013)
M. Jeannine Strandjord (1945)	Director	Since 1994	Retired	81	Euronet Worldwide Inc.; MGP Ingredients, Inc.; and DST Systems Inc. (1996 to 2012)
John R. Whitten (1946)	Director	Since 2008	Retired	81	Rudolph Technologies, Inc.
Stephen E. Yates (1948)	Director	Since 2012	Retired	81	None
Interested Director
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	126	BioMed Valley Discoveries, Inc.

Qualifications of Directors
Generally, no one factor was decisive in the selection of the directors to the board. Qualifications considered by the board to be important to the selection and retention of directors include the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s educational background and accomplishments; (iii) the individual’s experience and expertise performing senior policy-making functions in business, government, education, accounting, law and/or administration; (iv) how the individual’s expertise and experience would contribute to the mix of relevant skills and experience on the board; (v) the individual’s ability to work effectively with the other members of the board; and (vi) the individual’s ability and willingness to make the time commitment necessary to serve as an effective director. In addition, the individuals’ ability to review and critically evaluate information, their ability to evaluate fund service providers, their ability to exercise good business judgment on behalf of fund shareholders, their prior service on the board, and their familiarity with the funds are considered important assets.
When assessing potential new directors, the board has a policy of considering individuals from various and diverse backgrounds. Such diverse backgrounds may include differences in professional experience, education, individual skill sets and other individual attributes. Additional information about each director’s individual educational and professional experience (supplementing the information provided in the table above) follows and was considered as part of his or her nomination to, or retention on, the board.
Thomas W. Bunn: BS in Business Administration, Wake Forest University; MBA in Finance, University of North Carolina at Chapel Hill; formerly Vice Chairman and President, KeyCorp (banking services); 23 years of experience in investment, commercial and corporate banking managing directorship roles with Bank of America
Barry Fink: BA in English and History, Binghamton University; Juris Doctorate, University of Michigan; formerly held leadership roles during a 20-year career with Morgan Stanley Investment Management; formerly asset management and securities law attorney at Seward & Kissel; serves on the Executive Committee of the Board of Directors of ICI Mutual Insurance Company
Andrea C. Hall: BS in Biology, Florida State University; PhD in Biology, Georgetown University; formerly, advisor to the President, Senior Vice President and Director of Research Operations, Midwest Research Institute
Jan M. Lewis: BS in Civil Engineering, University of Nebraska; MBA, Rockhurst College; Graduate Certificate in Financial Markets and Institutions, Boston University; formerly, President, BUCON, Inc. (full-service design-build construction company); 20 years of experience with Butler Manufacturing Company (metal buildings producer) and its subsidiaries
James A. Olson: BS in Business Administration; MBA, St. Louis University; CPA; formerly, Chief Financial Officer, Plaza Belmont LLC; 21 years of experience as a partner in the accounting firm of Ernst & Young LLP
M. Jeannine Strandjord: BS in Business Administration and Accounting, University of Kansas; CPA; formerly, Senior Vice President, Transformation, Senior Vice President of Financial Services, Treasurer and Chief Financial Officer, Global Markets Group, Sprint Corporation; formerly, with the accounting firm of Ernst &Whinney; formerly Director, Charming Shoppes, Inc.
Jonathan S. Thomas: BA in Economics, University of Massachusetts; MBA, Boston College; formerly held senior leadership roles with Fidelity Investments, Boston Financial Services, Bank of America and Morgan Stanley; serves on the Board of Governors of the Investment Company Institute
John R. Whitten: BS in Business Administration, Cleveland State University; CPA; formerly, Chief Financial Officer and Treasurer, Applied Industrial Technologies, Inc.; 13 years of experience with accounting firm Deloitte & Touche LLP
Stephen E. Yates: BS and MS in Industrial Engineering, University of Alabama; formerly, Executive Vice President, Technology & Operations, KeyCorp (banking services); formerly, President, USAA Information Technology Company (financial services); 33 years of experience in Information Technology; formerly, Director, Applied Industrial Technologies, Inc.
Responsibilities of the Board
The board is responsible for overseeing the advisor’s management and operations of the funds pursuant to the management agreements. Directors also have significant responsibilities under the federal securities laws. Among other things, they:

•	oversee the performance of the funds;

•	oversee the quality of the advisory and shareholder services provided by the advisor and other service providers to the funds;

•	review annually the fees paid to the advisor for its services;

•	monitor potential conflicts of interest between the funds and their affiliates, including the advisor;

•	oversee custody of assets and the valuation of securities; and

•	oversee the funds’ compliance program.
In performing their duties, board members receive detailed information about the funds, the advisor and other service providers to the funds regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management.
The board has all powers necessary or convenient to carry out its responsibilities. Consequently, the board may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds’ shareholders. They may increase or reduce the number of board members and may, subject to the

Investment Company Act, fill board vacancies. Board members also may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may establish and terminate committees consisting of two or more directors who may exercise the powers and authority of the board as determined by the directors. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any board committee and to any agent or employee of the funds or to any custodian, transfer agent, investor servicing agent, principal underwriter or other service provider for a fund.
To communicate with the board, or a member of the board, a shareholder should send a written communication addressed to the attention of the corporate secretary (the “Corporate Secretary”) at American Century funds, P.O. Box 418210, Kansas City, Missouri 64141-9210. Shareholders who prefer to communicate by email may send their comments to corporatesecretary@americancentury.com. The Corporate Secretary will forward all such communications to each member of the Compliance and Shareholder Services Committee, or if applicable, the individual director(s) and/or committee chair named in the correspondence. However, if a shareholder communication is addressed exclusively to the funds’ independent directors, the Corporate Secretary will forward the communication to the Compliance and Shareholder Services Committee chair, who will determine the appropriate action.
The Advisory Board
The funds also have an Advisory Board. Members of the Advisory Board, if any, function like fund directors in many respects, but do not possess voting power. Advisory Board members attend all meetings of the Board of Directors and the independent Directors and receive any materials distributed in connection with such meetings. Advisory Board members may receive compensation as determined by the Governance Committee and may be considered as candidates to fill vacancies on the Board of Directors.
Board Leadership Structure and Standing Board Committees
James A. Olson currently serves as the independent chairman of the board and has served in such capacity since 2014. All of the board’s members except for Jonathan S. Thomas are independent directors. The independent directors meet separately, as needed and at least in conjunction with each quarterly meeting of the board, to consider a variety of matters that are scheduled to come before the board and meet periodically with the funds’ Chief Compliance Officer and fund auditors. They are advised by independent legal counsel. No independent director may serve as an officer or employee of a fund. The board has also established several committees, as described below. The board believes that the current leadership structure, with independent directors filling all but one position on the board, with an independent director serving as chairman of the board, and with the board committees (with the exception of the Executive Committee) comprised only of independent directors, is appropriate and allows for independent oversight of the funds.
The board has an Audit Committee that approves the funds’ (or corporation’s) engagement of the independent registered public accounting firm and recommends approval of such engagement to the independent directors. The committee also oversees the activities of the accounting firm, receives regular reports regarding fund accounting, oversees securities valuation (approving the funds’ valuation policy and receiving reports regarding instances of fair valuation thereunder) and receives regular reports from the advisor’s internal audit department. The committee currently consists of John R. Whitten (chair), Andrea C. Hall, Jan M. Lewis and James A. Olson. It met four times during the fiscal year ended October 31, 2016.
The board has a Governance Committee that is responsible for reviewing board procedures and committee structures. The committee also considers and recommends individuals for nomination as directors, and may recommend the creation of new committees. The names of potential director candidates may be drawn from a number of sources, including members of the board, management and shareholders. Shareholders may submit director nominations at any time to the Corporate Secretary, American Century funds, P.O. Box 418210, Kansas City, MO 64141-9210. When submitting nominations, shareholders should include the name, age and address of the candidate, as well as a detailed resume of the candidate’s qualifications and a signed statement from the candidate of his/her willingness to serve on the board. Shareholders submitting nominations should also include information concerning the number of fund shares and length of time held by the shareholder, and if applicable, similar information for the potential candidate. All nominations submitted by shareholders will be forwarded to the chair of the Governance Committee for consideration. The Corporate Secretary will maintain copies of such materials for future reference by the committee when filling board positions.
If this process yields more than one desirable candidate, the committee will rank them by order of preference depending on their qualifications and the funds’ needs. The candidate(s) may then be contacted to evaluate their interest and be interviewed by the full committee. Based upon its evaluation and any appropriate background checks, the committee will decide whether to recommend a candidate’s nomination to the board.
The Governance Committee also may recommend the creation of new committees, evaluate the membership structure of new and existing committees, consider the frequency and duration of board and committee meetings and otherwise evaluate the responsibilities, processes, resources, performance and compensation of the board. The committee currently consists of M. Jeannine Strandjord (chair), Barry Fink, Andrea C. Hall, Jan M. Lewis, James A. Olson, John R. Whitten and Stephen E. Yates. None of its members are “interested persons” as that term is defined in the Investment Company Act. It met three times during the fiscal year ended October 31, 2016.
The board also has a Compliance and Shareholder Services Committee, which reviews the results of the funds’ compliance testing program, meets regularly with the funds’ Chief Compliance Officer, reviews shareholder communications, reviews quarterly reports regarding the quality of shareholder service provided by the advisor, and monitors implementation of the funds’ Code of Ethics. The committee currently consists of Barry Fink (chair), M. Jeannine Strandjord and Stephen E. Yates. It met four times during the fiscal year ended October 31, 2016.
The board has a Fund Performance Review Committee that meets quarterly to review the investment activities and strategies used to manage fund assets and monitor investment performance. The committee regularly receives reports from the advisor’s chief investment officer, portfolio managers and other investment personnel concerning the funds’ efforts to achieve their investment objectives. The committee also receives information regarding fund trading activities and monitors derivative usage. The committee does not review individual security selections. The committee currently consists of Jan M. Lewis (chair), Barry Fink, Andrea C. Hall, James A. Olson, M. Jeannine Strandjord, John R. Whitten and Stephen E. Yates. The committee met four times during the fiscal year ended October 31, 2016.
Finally, the board has an Executive Committee that performs the functions of the board between board meetings, subject to the limitations on its power set out in the Maryland General Corporation Law and except for matters requiring the action of the entire board under the Investment Company Act. The committee currently consists of James A. Olson (chair), Andrea C. Hall and Jonathan S. Thomas. It did not meet during the previous fiscal year ended October 31, 2016.
Risk Oversight by the Board
As previously disclosed, the board oversees the advisor’s management of the funds and meets at least quarterly with management of the advisor to review reports and receive information regarding fund operations. Risk oversight relating to the funds is one component of the board’s oversight and is undertaken in connection with the duties of the board. As described above, the board’s committees assist the board in overseeing various types of risks relating to the funds, including, but not limited to, investment risk, operational risk and enterprise risk. The board receives regular reports from each committee regarding the committee’s areas of oversight responsibility and, through those reports and its regular interactions with management of the advisor during and between meetings, analyzes, evaluates, and provides feedback on the advisor’s risk management processes. In addition, the board receives information regarding, and has discussions with senior management of the advisor about, the advisor’s enterprise risk management systems and strategies, including an annual review of the advisor’s risk management practices. There can be no assurance that all elements of risk, or even all elements of material risk, will be disclosed to or identified by the board, or that the advisor’s risk management systems and strategies, and the board’s oversight thereof, will mitigate all elements of risk, or even all elements of material risk to the funds.
Board Compensation
For the fiscal year ended October 31, 2016, the corporation and the American Century family of funds paid the directors listed in the following table the amounts shown. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses. Neither Jonathan Thomas nor any officers of the funds receives compensation from the funds.

Name of Director	Total Compensation from the Corporation(1)(2)	Total Compensation from the American Century Investments Family of Funds(3)
Independent Directors
Thomas A. Brown(4)	$16,859	$56,500
Barry Fink	$95,956	$303,583
Andrea C. Hall, Ph.D.	$104,299	$330,833
Jan M. Lewis	$104,299	$330,833
James A. Olson	$116,298	$368,833
M. Jeannine Strandjord	$100,510	$318,833
John R. Whitten	$104,299	$330,833
Stephen E. Yates	$103,703	$328,833

[1]
Reflects the compensation paid to the directors by AC Alternatives Income, AC Alternatives Long Short and AC Alternatives Multi-Strategy aggregated with the compensation paid to the directors by the other series of the corporation.

[2]
Includes compensation paid to the directors for the fiscal year ended October 31, 2016, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan.

[3]
Includes compensation paid by the investment companies of the American Century Investments family of funds served by this board. The total amount of deferred compensation included in the table is as follows: Mr. Olson, $338,833; Ms. Strandjord, $174,667; Mr. Whitten, $198,867; and Mr. Yates, $328,833.

[4]	Mr. Brown retired from the board on December 31, 2015.
None of the funds currently provide any pension or retirement benefits to the directors except pursuant to the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan adopted by the corporation. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds. All deferred fees are credited to accounts established in the names of the directors. The amounts credited to each account then increase or decrease, as the case may be, in accordance with the performance of one or more American Century funds selected by the directors. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of funds from time to time.
Generally, deferred fees are not payable to a director until the distribution date elected by the director in accordance with the terms of the plan. Such distribution date may be a date on or after the director’s retirement date, but may be an earlier date if the director agrees not to make any additional deferrals after such distribution date. Distributions may commence prior to the elected payment date for certain reasons specified in the plan, such as unforeseeable emergencies, death or disability. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director’s beneficiary or, if none, to the director’s estate.
The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have met all payment obligations under the plan. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.
Ownership of Fund Shares
The directors owned shares in the funds as of December 31, 2016, as shown in the table below. Because AC Alternatives Multi-Strategy had not commenced operations as of the calendar year end, it is not included.

Name of Director
	Barry Fink	Jonathan S. Thomas (1)	Andrea C. Hall, Ph.D. (1)	Jan M. Lewis (1)
Dollar Range of Equity Securities in the Funds:
AC Alternatives Income	A	C	A	A
AC Alternatives Long Short	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies	E	E	E	E
Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

[1]	This director owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

Name of Director
	James A. Olson	M. Jeannine Strandjord (1)	John R. Whitten (1)	Stephen E. Yates
Dollar Range of Equity Securities in the Funds:
AC Alternatives Income	A	A	A	A
AC Alternatives Long Short	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies	E	E	E	E
Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

[1]	This director owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.
Beneficial Ownership of Affiliates by Independent Directors
No independent director or his or her immediate family members beneficially owned shares of the advisor, the funds’ principal underwriter or any other person directly or indirectly controlling, controlled by, or under common control with the advisor or the funds’ principal underwriter as of December 31, 2016.

Officers
The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
Amy Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present), Chief Compliance Officer, ACIM (2014 to present), Chief Compliance Officer, ACIS (2009 to present), Vice President, Client Interactions and Marketing, ACIS (2013 to 2014), Director, Client Interactions and Marketing, ACIS (2007 to 2013). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Vice President, ACS (2000 to present)
Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present); Associate General Counsel, ACC (2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)
Code of Ethics
The funds, their investment advisor, principal underwriter and, if applicable, subadvisor have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.
Proxy Voting Policies
The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. The funds’ Board of Directors has approved the advisor’s proxy voting policies to govern the advisor’s proxy voting activities.
A copy of the advisor’s proxy voting policies is attached hereto as Appendix E. Information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the About Us page at americancentury.com. The advisor’s proxy voting record also is available on the SEC’s website at sec.gov.

The Funds’ Principal Shareholders
A list of the funds’ principal shareholders appears in Appendix A.
Service Providers
The funds have no employees. To conduct the funds’ day-to-day activities, the corporation has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.
ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. The Stowers Institute for Medical Research (SIMR) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease.
Investment Advisor
American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each prospectus under the heading Management.
For services provided to each fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. For more information about the unified management fee, see The Investment Advisor under the heading Management in each fund’s prospectus. The amount of the fee is calculated daily and paid monthly in arrears. The management fee schedules for the funds appear below.

Fund	Class
AC Alternatives Income	Investor, A, T, C and R	2.00%
	I	1.80%
	Y and R6	1.65%
AC Alternatives Long Short	Investor, A, C and R	2.40%
	I	2.20%
	Y and R6	2.05%
AC Alternatives Multi-Strategy	Investor, A, C and R	2.35%
	I	2.15%
	Y and R6	2.00%
On each calendar day, each class of each fund accrues a management fee that is equal to the class’s management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.
The management agreement between the corporation and the advisor shall continue in effect for a period of two years from its effective date (unless sooner terminated in accordance with its terms) and shall continue in effect from year to year thereafter for each fund so long as such continuance is approved at least annually by:

(1)	either the funds’ Board of Directors, or a majority of the outstanding voting securities of such fund (as defined in the Investment Company Act); and

(2)
the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreements state that the funds’ Board of Directors or a majority of the outstanding voting securities of each class of such fund may terminate the management agreement at any time without payment of any penalty on 60 days’ written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.
The management agreements state that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
The management agreements also provide that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.
Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.
The underlying subadvisors may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the underlying subadvisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor and underlying subadvisors with respect to the aggregation of portfolio transactions.
Unified management fees incurred by each fund for the fiscal years ended October 31, 2016 and 2015 are indicated in the following table. Because AC Alternatives Multi-Strategy has not commenced operations, it is not included.

Unified Management Fees
Fund	2016	2015
AC Alternatives Income	$1,085,931 ¹	$408,009 ²
AC Alternatives Long Short	$1,111,472	$52,011 ³

1 Amount shown reflects waiver by advisor of $5,213 in management fees.
2 For the period from May 29, 2015 through October 31, 2015.
3 For the period from October 15, 2015 through October 31, 2015.
Portfolio Manager - ACIM
The information under this heading has been provided by ACIM, the investment advisor for the funds.
Accounts Managed
The portfolio manager below is primarily responsible for coordinating the activities of various accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

Other Accounts Managed (As of October 31, 2016)
		Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Cleo Chang	Number of Accounts	2	0	0
	Assets	$139.4 million [1]	N/A	N/A
1 Includes $86.5 million in AC Alternatives Income and $52.9 million in AC Alternatives Long Short.
Potential Conflicts of Interest
Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies, such as one portfolio buying or selling a security while another portfolio has a differing, potentially opposite position in such security. This may include one portfolio taking a short position in the security of an issuer that is held long in another portfolio (or vice versa). Other potential conflicts may arise with respect to the allocation of investment opportunities, which are discussed in more detail below. American Century Investments has adopted policies and procedures that are designed to minimize the effects of these conflicts.
Responsibility for managing American Century Investments client portfolios is organized according to investment discipline. Investment disciplines include, for example, disciplined equity, U.S. growth, value, global and non-U.S., fixed income and multi-asset strategies. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest. In addition, American Century Investments maintains an ethical wall around each of its equity investment disciplines (U.S. growth, value, disciplined equity and global and non-U.S.), meaning that access to information regarding any portfolio’s transactional activities is only available to team members of the investment discipline that manages such portfolio. The ethical wall is intended to aid in preventing the misuse of portfolio holdings information and trading activity in the other disciplines.
For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century Investments’ trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century Investments may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century Investments has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century Investments has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.
Finally, investment of American Century Investments’ corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century Investments has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century Investments to the detriment of client portfolios.
Compensation
American Century Investments portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of October 31, 2016, the compensation structure for the portfolio manager identified above includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity.
Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.
Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Cleo Chang's bonus will be determined based on the collective relevant investment performance of the funds compared to peers and internal performance standards.
A portion of portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.
Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product- specific considerations such as profitability. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).
Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century
Investments mutual funds in which the portfolio manager chooses to invest them.
Ownership of Securities
The following table indicates the dollar range of securities of each fund beneficially owned by the fund’s portfolio manager as of
October 31, 2016.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
AC Alternatives Income
Cleo Chang	A
AC Alternatives Long Short
Cleo Chang	A
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

Subadvisors
The management agreement between the funds and the advisor provides that the advisor may delegate certain responsibilities under the agreement to subadvisors. Additional information about subadvisory arrangements is provided below.
Perella Weinberg Partners Capital Management LP
The advisor has engaged Perella Weinberg Partners Capital Management LP (PWP) to serve as a subadvisor for the funds. PWP is responsible for identifying and recommending underlying subadvisors to manage distinct investment strategies within each fund, as well as providing daily asset allocation among the underlying subadvisors. PWP may also manage a portion of the funds’ assets using its own investment strategies.
The subadvisory agreement with PWP provides that PWP will make investment decisions for the fund(s) it manages in accordance with such fund’s objectives, registration statement, policies, restrictions and whatever additional written guidelines it may receive from the advisor from time to time. For these services, the advisor (not the funds) pays PWP a subadvisory fee at an annual rate of 0.55% of AC Alternatives Long Short’s and AC Alternatives Multi-Strategy’s average daily net assets. The advisor (not the funds) pays PWP a subadvisory fee at an annual rate of 0.525% of AC Alternatives Income’s average daily net assets.
For the fiscal years ended October 31, 2016 and 2015, the advisor paid subadvisory fees to PWP as indicated in the following table.

Subadvisory Fees
Subadvisor	2016	2015
Perella Weinberg Partners Capital Management LP	$549,889	$122,014 ¹
1 For the period from May 29, 2015 through October 31, 2015.
Underlying Subadvisors
Each of the following entities has been engaged as an underlying subadvisor for the fund. Each underlying subadvisor is responsible for managing a discrete portion of one or more fund’s assets. The following entities serve as underlying subadvisors as of the date of this statement of additional information:

•	Arrowpoint Asset Management, LLC. Arrowpoint is controlled by its principals - David Corkins, Karen Reidy and Monyoung Sohn.

•	Bain Capital Credit, LP. Bain Capital Credit’s ultimate owner is Bain Capital Holdings, LP. The limited partners of Bain Capital Holdings, LP are its United States managing directors.

•	Columbia Management Investment Advisers, LLC, a Minnesota limited liability company, is a subsidiary of Ameriprise Financial, Inc.

•	Good Hill Partners LP. Good Hill is controlled by its partners - Franklin Collins and Brant Brooks, who both work at Good Hill on a full-time basis as Co-Chief Investment Officers.

•	MAST Capital Management, LLC. MAST is controlled by David Steinberg, the founding partner and Chief Investment Officer of MAST.

•	Levin Capital Strategies, LP. John A. Levin, through various ownership interests, including the general partner of Levin Capital Strategies, LP, controls Levin Capital Strategies, LP.

•	Passport Capital, LLC. Passport is controlled by John Burbank, the Managing Member of Passport Capital, LLC.

•
Sirios Capital Management, L.P. Sirios Capital Management, L.P. is a Delaware limited partnership. Sirios Associates, L.L.C. serves as its sole general partner. John F. Brennan, Jr. is the sole member of Sirios Associates, L.L.C. Mr. Brennan co-founded Sirios in 1999 and currently serves as Managing Director.

•
Three Bridges Capital, LP is controlled by Eugene Salamon as equity owner and is the firm’s Founder and Managing Partner. Mr. Salamon functions as the Portfolio Manager for all portfolios managed by the firm.

The subadvisory agreement with each underlying subadvisor provides that the subadvisor will make investment decisions for the fund(s) it manages in accordance with such fund’s objectives, registration statement, policies, restrictions and whatever additional written guidelines it may receive from the advisor from time to time. Under the current subadvisory agreements, the advisor (not the funds) pays each underlying subadvisor a fee based on the average daily net assets of the portion of the funds that each manages.

For the fiscal years ended October 31, 2016 and 2015, the aggregate investment advisory fees paid by the advisor to the funds’ underlying subadvisors is provided in the following table.

Subadvisory Fees
Fund	2016	2015
AC Alternatives Income	$299,840	$131,232 ¹
AC Alternatives Long Short	$407,866	$21,114 ²
1 For the period from May 29, 2015 through October 31, 2015.
2 For the period from October 15, 2015 through October 31, 2015.
Each subadvisory agreement also provides that it will terminate automatically if assigned (as defined in the Act). Each subadvisory agreement continues in effect so long as its continuance is specifically approved by a vote of a majority of the funds’ outstanding voting securities or by a vote of a majority of the funds’ directors, including a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each subadvisory agreement is subject to termination without penalty on 60 days’ written notice by the underlying subadvisor, the Board of Directors, or a majority of the funds’ outstanding votes and will terminate automatically in the event of (i) its assignment or (ii) termination of the investment advisory agreement between the funds and the advisor.
Portfolio Managers
The information under this heading has been provided by PWP, the subadvisor for the funds.
Other Accounts Managed
The portfolio managers listed in the funds’ prospectus are responsible for the day-to-day management of various accounts, as indicated by the following table.

Other Accounts Managed (As of October 31, 2016)
		Registered Investment Companies	Other Pooled Investment Vehicles [1]	Other Accounts
Chris Bittman	Number of Accounts	2	2	21
	Assets	$464.2 million	$1.9 billion [2]	$4.7 billion [3]
Kent Muckel	Number of Accounts	2	4	4
	Assets	$464.2 million	$1.3 billion	$2.1 billion [4]
Darren Myers	Number of Accounts	2	1	2
	Assets	$464.2 million	$381.3 million	$353.9 million
1 Pooled vehicles that are part of the same master-feeder structure are reflected as one account.
2 Both accounts included in the total, with assets of $1.9 billion, have a performance-based advisory fee.
3 Eleven of the accounts included in the total, with assets of $2.9 billion, have a performance-based advisory fee.
4 All three accounts included in the total, with assets of $1.5 billion, have a performance-based advisory fee.
Potential Conflicts of Interest
Various actual and potential conflicts of interest may arise from the overall activities PWP and its affiliates.  As a diversified financial services business, PWP engages in a broad spectrum of activities, including, without limitation, corporate advisory and asset management services, as well as sponsoring special purpose acquisition companies.  PWP and the funds or other accounts it manages may benefit from these activities and the relationships that arise in connection with such activities, which could generate investment opportunities and provide wider industry expertise.  However, situations could arise in which the activities of the PWP and its affiliates conflict with the interests of the fund, its shareholders and other accounts managed by PWP.  Further, PWP and its affiliates currently, and in the future may, provide discretionary investment management services to other investment vehicles, separate accounts and clients, some of which may have similar investment objectives or strategies to those of the fund and/or which engage in transactions in the same or similar types of assets as the fund or other accounts managed by PWP.  The activities of such separate accounts, investment funds and clients may raise potential conflicts of interest, as well as create risks.  Any of these conflicts, some of which may limit PWP’s or the fund’s activities, can materially and adversely affect PWP’s ability to conduct the fund’s or any other managed account’s business and thus, the return to shareholders.

Compensation
Investment team compensation, including the portfolio managers, is structured to align the interests of the investment professionals with the clients whose assets they manage, including the fund.  Individual compensation is comprised of a base salary and a discretionary bonus that is dependent upon the individual’s performance in respect of a client, among other factors, and is paid primarily from the net revenues generated from that client. Partners of the firm, including Chris Bittman, Kent Muckel, and Darren Myers, are given an equity interest in the firm in order to further align their interests.  The firm believes compensation levels are competitive.
Ownership of Securities
The following table indicates the dollar range of securities of each fund beneficially owned by the fund’s portfolio managers as of October 31, 2016, the fund’s most recent fiscal year end. Because AC Alternatives Multi-Strategy has not commenced operations, it is not included.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
AC Alternatives Income
Chris Bittman	D
Kent Muckel	C
Darren Myers	C
AC Alternatives Long Short
Chris Bittman	A
Kent Muckel	A
Darren Myers	C
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.
Transfer Agent and Administrator
American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel for the day-to-day administration of the funds and the advisor. The advisor pays ACS’s costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment Advisor on page 43.
Proceeds from purchases of fund shares may pass through accounts maintained by the transfer agent at Commerce Bank, N.A. or UMB Bank, n.a. before being held at the fund’s custodian. Redemption proceeds also may pass from the custodian to the shareholder through such bank accounts.
From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.
Sub-Administrator
The advisor has entered into an Administration Agreement with State Street Bank and Trust Company (SSB) to provide certain fund accounting, fund financial reporting, tax and treasury/tax compliance services for the funds, including striking the daily net asset value for each fund. The advisor pays SSB a monthly fee as compensation for these services that is based on the total net assets of accounts in the American Century complex serviced by SSB. ACS does pay SSB for some additional services on a per fund basis. While ACS continues to serve as the administrator of the funds, SSB provides sub-administrative services that were previously undertaken by ACS.
Distributor
The funds’ shares are distributed by American Century Investment Services, Inc. (ACIS), a registered broker-dealer. ACIS is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.
The distributor is the principal underwriter of the funds’ shares. The distributor makes a continuous, best-efforts underwriting of the funds’ shares. This means the distributor has no liability for unsold shares. The advisor pays ACIS’s costs for serving as principal underwriter of the funds’ shares out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment Advisor on page 43. ACIS does not earn commissions for distributing fund shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.
Custodian Bank
State Street Bank and Trust Company (SSB), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111 serves as custodian of the funds’ cash and securities. Foreign securities, if any, are held by foreign banks participating in a network coordinated by SSB. The custodian takes no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodian and may purchase or sell certain securities from or to the custodian.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP is the independent registered public accounting firm of the funds. The address of Deloitte & Touche LLP is 1100 Walnut Street, Kansas City, Missouri 64106. As the independent registered public accounting firm of the funds, Deloitte & Touche LLP provides services including auditing the annual financial statements and financial highlights for each fund.
Brokerage Allocation
Orders for equity portfolio transactions are generally placed with broker-dealers, who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges. Fixed-income securities are generally purchased and sold through principal transactions, meaning the advisor normally purchases securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds generally do not pay a stated brokerage commission on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and asked prices).
The underlying subadvisors are responsible for decisions to buy and sell securities for the funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any.
The funds’ policy is to secure the most favorable prices and execution of orders on its portfolio transactions. The underlying subadvisors select broker-dealers on their perceived ability to obtain “best execution” in effecting transactions in its clients’ portfolios. In selecting broker-dealers to effect portfolio transactions relating to equity securities, the underlying subadvisors may consider the full range and quality of a broker-dealer’s research and brokerage services, including, but not limited to, the following:

•	applicable commission rates and other transaction costs charged by the broker-dealer

•
value of research provided to the advisor by the broker-dealer (including economic forecasts, fundamental and technical advice on individual securities, market analysis, and advice, either directly or through publications or writings, as to the value of securities, availability of securities or of purchasers/sellers of securities)

•	timeliness of the broker-dealer’s trade executions

•	efficiency and accuracy of the broker-dealer’s clearance and settlement processes

•	broker-dealer’s ability to provide data on securities executions

•	financial condition of the broker-dealer

•	the quality of the overall brokerage and customer service provided by the broker-dealer
In transactions to buy and sell fixed-income securities, the selection of the broker- dealer is determined by the availability of the desired security and its offering price, as well as the broker-dealer’s general execution and operational and financial capabilities in the type of transaction involved.
On an ongoing basis, the advisor seeks to determine what levels of commission rates are reasonable in the marketplace. In evaluating the reasonableness of commission rates received by the underlying subadvisors for fund transactions, the advisor may consider:

•	rates quoted by broker-dealers

•	the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved

•	the ability of a broker-dealer to execute large trades while minimizing market impact

•	the complexity of a particular transaction

•	the nature and character of the markets on which a particular trade takes place

•	the level and type of business done with a particular firm over a period of time

•	the ability of a broker-dealer to provide anonymity while executing trades

•	historical commission rates

•	rates that other institutional investors are paying, based on publicly available information
The brokerage commissions paid by the funds may exceed those that another broker-dealer might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker-dealer. Research services furnished by broker-dealers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.
Pursuant to its internal allocation procedures, each underlying subadvisor will regularly evaluate the brokerage and research services provided by each broker-dealer that it uses.
In the fiscal years ended October 31, 2016 and 2015, the brokerage commissions including, as applicable, futures commissions, of the funds are listed in the following table. Because AC Alternatives Multi-Strategy has not commenced operations, it is not included.

Fund	2016	2015
AC Alternatives Income	$19,288	$5,086 ¹
AC Alternatives Long Short	$89,861	$22,799 ²
1 For the period from May 29, 2015 through October 31, 2015.
2 For the period from October 15, 2015 through October 31, 2015.
Brokerage commissions paid by a fund may vary significantly from year to year as a result of changing asset levels throughout the year, portfolio turnover, varying market conditions, and other factors.
The funds’ distributor (ACIS) and investment advisor (ACIM) are wholly owned, directly or indirectly, by ACC. On May 19, 2016, Nomura Holdings, Inc. (Nomura) acquired an indirect equity ownership interest in ACC. The fund listed below paid Instinet Incorporated, a subsidiary of Nomura, the following brokerage commissions for the fiscal year ended October 31, 2016.

Fund	2016 [1]
AC Alternatives Income	$86
1 Brokerage commissions paid during the portion of the year the fund considered Nomura to be an affiliated broker-dealer.
The following table shows the fund’s aggregate brokerage commissions paid to Nomura and the fund’s aggregate dollar amount of portfolio transactions involving the payment of commissions effected through Nomura for the portion of the year the fund considered Nomura to be an affiliated broker-dealer, as a percentage of the total paid during the fiscal year ended October 31, 2016.

Fund	Percentage of Brokerage Commissions	Percentage of Dollar Amount Portfolio Transactions
AC Alternatives Income	0.46%	0.63%
Regular Broker-Dealers
As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies. Because AC Alternatives Multi-Strategy has not commenced operations, it is not included.

Fund	Broker, Dealer or Parent	Value of Securities Owned As of October 31, 2016 (in thousands)
AC Alternatives Income	None
AC Alternatives Long Short	Bank of America Corp.	$582
	Charles Schwab & Co., Inc.	$4
	Citigroup, Inc.	$50
	Goldman Sachs & Co.	$26
	JPMorgan Chase & Co.	$87
	Morgan Stanley & Co., Inc.	$18
	Raymond James & Associates	$3
	State Street Corporation	$10
	UBS Ag	$243
	Wells Fargo & Co.	$73

Information About Fund Shares
Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.
Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation’s (all funds’) outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder’s investment. The election of directors is determined by the votes received from all of the corporation’s shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.
The assets belonging to each series are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable. Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.
Multiple Class Structure
The corporation’s Board of Directors has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue the following classes of shares: Investor Class, I Class, Y Class, A Class, T Class, C Class, R Class and R6 Class. Not all funds offer all classes.
The Investor Class is made available to investors directly from American Century Investments and/or through some financial intermediaries. Additional information regarding eligibility for Investor Class shares may be found in the funds’ prospectuses. The I Class is made available to institutional shareholders or through financial intermediaries that provide various shareholder and administrative services. Y Class shares are available through financial intermediaries that offer fee-based advisory programs. The A, T and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k) and other retirement plans. The R6 Class is generally available only to participants in employer-sponsored retirement plans where a financial intermediary provides recordkeeping services to plan participants. The class has a different unified management fee as a result of its separate arrangement for shareholder and distribution services. In addition, the A, T, C and R Class shares each are subject to a separate Master Distribution and Individual Shareholder Services Plan (the A Class Plan, T Class Plan, C Class Plan and R Class Plan, respectively, and collectively, the plans) described below. The plans have been adopted by the funds’ Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.
Rule 12b-1
Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors of the funds’ A, C and R Classes have approved and entered into the A Class Plan, T Class Plan, C Class Plan and R Class Plan, respectively. The plans are described below.
In adopting the plans, the Board of Directors (including a majority of directors who are not interested persons of the funds, as defined in the Investment Company Act, hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules.
Pursuant to Rule 12b-1, information about revenues and expenses under the plans is presented to the Board of Directors quarterly. Continuance of the plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by a majority of the outstanding shareholder votes of the affected class.
All fees paid under the plans will be made in accordance with Section 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

The Share Class Plans
As described in the prospectuses, the A, T, C and R Class shares of the funds are made available to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. In addition, the A, C and R Classes are made available to participants in employer-sponsored retirement plans. The funds’ distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds’ shares and/or the use of the funds’ shares in various investment products or in connection with various financial services.Certain recordkeeping and administrative services that would otherwise be performed by the funds’ transfer agent may be performed by a plan sponsor (or its agents) or by a financial intermediary for A, T, C and R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.
To enable the funds’ shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds’ Board of Directors has adopted the A, T, C and R Class Plans. Pursuant to the plans, the following fees are paid and described further below.
A Class and T Class
The A Class and T Class each pay the funds’ distributor 0.25% annually of the average daily net asset value of the A Class and T Class shares, respectively. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. This payment is fixed at 0.25% and is not based on expenses incurred by the distributor.
C Classes
The C Class pays the funds’ distributor 1.00% annually of the average daily net asset value of the funds’ C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services and 0.75% of which is paid for distribution services, including past distribution services. This payment is fixed at 1.00% and is not based on expenses incurred by the distributor.
R Class
The R Class pays the funds’ distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. This payment is fixed at 0.50% and is not based on expenses incurred by the distributor.
During the funds’ fiscal year ended October 31, 2016, the aggregate amount of fees paid under each class plan is listed in the table below. Because AC Alternatives Multi-Strategy has not commenced operations, it is not included.

	A Class	C Class	R Class
AC Alternatives Income	$26,806	$95,175	$8,935
AC Alternatives Long Short	$23,488	$93,581	$9,383
The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the A, T, C and R Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.
Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)	providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)	creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)	conducting proprietary research about investment choices and the market in general;

(d)	periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)	consolidating shareholder accounts in one place;

(f)	paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of FINRA; and

(g)	other individual services.
Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A, T, C and/or R Class shares, which services may include but are not limited to:

(a)	paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A, T, C and/or R Class shares pursuant to selling agreements;

(b)	compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds’ A, T, C and/or R Class shares;

(c)	compensating and paying expenses (including overhead and telephone expenses) of the distributor;

(d)	printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)	preparing, printing and distributing sales literature and advertising materials provided to the funds’ shareholders and prospective shareholders;

(f)	receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)	providing facilities to answer questions from prospective shareholders about fund shares;

(h)	complying with federal and state securities laws pertaining to the sale of fund shares;

(i)	assisting shareholders in completing application forms and selecting dividend and other account options;

(j)	providing other reasonable assistance in connection with the distribution of fund shares;

(k)	organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)	profit on the foregoing; and

(m)
such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds’ distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Valuation of a Fund’s Securities
The net asset value (NAV) for each class of each fund is calculated by adding the value of all portfolio securities and other assets attributable to the class, deducting liabilities, and dividing the result by the number of shares of the class outstanding. Expenses and interest earned on portfolio securities are accrued daily.
All classes of the funds except the A Class and T Class are offered at their NAV. The A Class and T Class of the funds is offered at their public offering price, which is the NAV plus the appropriate sales charge. This calculation may be expressed as a formula:
Offering Price = NAV/(1 – Sales Charge as a % of Offering Price)
For example, if the NAV of a fund’s A Class shares is $5.00, the public offering price would be $5/(1-5.75%) = $5.31.
For example, if the NAV of a fund’s T Class shares is $5.00, the public offering price would be $5/(1-2.50%) = $5.13.
Each fund’s NAV is calculated as of the close of business of the New York Stock Exchange (NYSE) each day the NYSE is open for business. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.
The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last reported sale price as of the time of valuation. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding official close price or last sale price of such securities on the foreign exchange where primarily traded or at the time the fund’s NAV is determined, if that foreign exchange is open later than the NYSE. The value of any security or other asset denominated in a currency other than U.S. dollars is then converted to U.S. dollars at the prevailing foreign exchange rate at the time the fund’s NAV is determined. Securities that are neither listed on a securities exchange or traded over the counter may be priced using the mean of the bid and asked prices obtained from an independent broker who is an established market maker in the security. The fund may use third party pricing services to assist in the determination of market value. When market quotations are not readily available, securities and other assets are valued at fair value as determined according to procedures adopted by the Board of Directors .
Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.
Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.
Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the advisor, based on guidelines and procedures established by the Board of Directors for determining the valuation of a security, determines that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith using methods approved by the Board of Directors.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the NYSE is open. If an event were to occur after the value of a security was established, but before the NAV was determined, that was likely to materially change the NAV, then that security would be valued as determined in accordance with procedures adopted by the Board of Directors.
Trading of these securities in foreign markets may not take place on every day that the NYSE is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the NYSE is not open and on which the funds’ NAVs are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds’ portfolios may be affected on days when shares of the funds may not be purchased or redeemed.
Taxes
Federal Income Taxes
Each fund intends to qualify annually as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). RICs generally are not subject to federal and state income taxes. To qualify as a RIC a fund must, among other requirements, distribute substantially all of its net investment income and net realized capital gains (if any) to investors each year. If a fund were not eligible to be treated as a RIC, it would be liable for taxes at the fund level on all of its income, significantly reducing its distributions to investors and eliminating investors’ ability to treat distributions received from the fund in the same manner in which they were realized by the fund. Under certain circumstances, the Code allows funds to cure deficiencies that would otherwise result in the loss of RIC status, including by paying a fund-level tax.
To qualify as a RIC, a fund must meet certain requirements of the Code, among which are requirements relating to sources of its income and diversification of its assets. A fund is also required to distribute 90% of its investment company taxable income each year. Additionally, a fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and 98.2% of capital gains (as of October 31) to avoid the nondeductible 4% federal excise tax on any undistributed amounts.
As several investment subadvisors manage a portion of each fund’s portfolio, certain investments may be more likely to be subject to one or more special tax rules (including, but not limited to wash sale, constructive sale, short sale, and straddle rules) that may affect the timing, character and/or amount of a fund’s distributions to shareholders.
A fund’s transactions in foreign currencies, forward contracts, options, futures contracts (including options and futures contracts on foreign currencies), participatory notes, exchange traded notes, swaps and short sales will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund, defer fund losses, and affect the determination of whether capital gains and losses are characterized as long-term or short-term capital gains or losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were sold), which may cause the fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements of the Code for relief from income and excise taxes. A fund will monitor its transactions and may make such tax elections as fund management deems appropriate with respect to these transactions.
Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, in disposing of debt securities denominated in foreign currencies, certain forward currency contracts, or other instruments, gains or losses attributable to fluctuations in the value of a foreign currency between the date the security, contract, or other instrument is acquired and the date it is disposed of are also usually treated as ordinary income or loss. Under Section 988 of the Code, these gains or losses may increase or decrease the amount of a fund’s investment company taxable income distributed to shareholders as ordinary income. This treatment could increase or decrease a fund’s ordinary income distributions, which may cause some or all of a fund’s previously distributed income to be classified as a return of capital.
A fund’s investment in foreign securities may be subject to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.
If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFICs), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. Alternatively, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

A fund's investment in ETFs could affect the amount, timing and character of distributions from the funds, and therefore may increase the amount of taxes payable by shareholders.
Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash is actually received by a fund until the maturity of the bond, original issue discount is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest.
In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable or if the amount is considered de minimis). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a constant yield to maturity basis. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. If a fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the fund actually received, which distributions may be made from the assets of the fund or, if necessary, by disposition of portfolio securities, including at a time when such disposition may not otherwise be advantageous.
Investments in lower-rated securities may present special tax issues for the funds to the extent actual or anticipated defaults may be more likely with respect to these types of securities. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on such a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income.
As of October 31, 2016, the funds in the table below had the following capital loss carryovers. Because AC Alternatives Multi-Strategy has not commenced operations, it does not have any capital loss carryovers to disclose.When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset. The Regulated Investment Company Modernization Act of 2010 allows the funds to carry forward capital losses incurred in future taxable years for an unlimited period.

Fund	Unlimited
AC Alternatives Income	$(2,414,870)
AC Alternatives Long Short	$(606,261)
If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century Investments or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.
If fund shares are purchased through taxable accounts, distributions of either cash or additional shares of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed at the same rate as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70% dividends received deduction when distributed to corporate shareholders to the extent that the fund held those shares for more than 45 days.
Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.
Each fund may use the “equalization method” of accounting to allocate a portion of its earnings and profits to redemption proceeds. Although using this method generally will not affect a fund's total returns, it may reduce the amount that a fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of fund shares on fund distributions to shareholders.
A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the “wash sale” rules of the Code, postponing the recognition of such loss for federal income tax purposes.
A 3.8% Medicare contribution tax is imposed on net investment income, including interest, dividends and capital gains, provided you meet specified income levels.
State and Local Taxes
Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of those distributions are derived from interest on U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most, but not all, states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.
The information above is only a summary of some of the tax considerations affecting the funds and their U.S. shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.
Financial Statements
The financial statements and financial highlights for the fiscal year ending October 31, 2016 for AC Alternatives Income and AC Alternatives Long Short, have been audited by Deloitte & Touche LLP, independent registered public accounting firm. Their Reports of Independent Registered Public Accounting Firm and the financial statements included in the annual reports of each of these funds, for the fiscal period ended October 31, 2016, except for AC Alternatives Multi-Strategy, are incorporated herein by reference. Because AC Alternatives Multi-Strategy has not yet commenced operations, it does not have financial statements or financial highlights.

Appendix A – Principal Shareholders
As of March 9, 2017, the following shareholders owned more than 5% of the outstanding shares of a class of the funds. The table shows shares owned of record, unless otherwise noted. Because AC Alternatives Multi-Strategy Fund has not yet commenced investment operations, it does not currently have principal shareholders.

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
AC Alternatives Income
Investor Class
	Morgan Stanley Smith Barney Jersey City, New Jersey	49%
	American Century Investment Management Inc. Kansas City, Missouri Shares owned of record and beneficially	8%
	PWP Agility II Holdings LP Partnership New York, New York	8%
	American Enterprise Investment Svc Minneapolis, Minnesota	8%
	Spec Cdy A/C Excl Ben Cust UBSFSI Weehawken, New Jersey	6%
	National Financial Services LLC Jersey City, New Jersey	6%
I Class
	National Financial Services LLC Jersey City, New Jersey	49%
	American Century Investment Management Inc. Kansas City, Missouri Shares owned of record and beneficially	22%
	PWP Agility II Holdings LP Partnership New York, New York	22%
A Class
	American Enterprise Investment Svc Minneapolis, Minnesota	64%
	American Century Investment Management Inc. Kansas City, Missouri Shares owned of record and beneficially	13%
	PWP Agility II Holdings LP Partnership New York, New York	12%
	Morgan Stanley Smith Barney Jersey City, New Jersey	6%
C Class
	Morgan Stanley Smith Barney Jersey City, New Jersey	28%
	American Century Investment Management Inc. Kansas City, Missouri Shares owned of record and beneficially	25%
	PWP Agility II Holdings LP Partnership New York, New York	25%
	American Enterprise Investment Svc Minneapolis, Minnesota	13%
R Class
	American Century Investment Management Inc. Kansas City, Missouri Shares owned of record and beneficially	50%
	PWP Agility II Holdings LP Partnership New York, New York	50%

A-1

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
AC Alternatives Income
R6 Class
	PWP Agility II Holdings LP Partnership New York, New York	76%
	American Century Investment Management Inc. Kansas City, Missouri Shares owned of record and beneficially	24%
AC Alternatives Long Short
Investor Class
	American Century Investment Management Inc. Kansas City, Missouri Shares owned of record and beneficially	50%
	PWP Agility III Holdings LP Partnership New York, New York	49%
I Class
	American Century Investment Management Inc. Kansas City, Missouri Shares owned of record and beneficially	48%
	PWP Agility III Holdings LP Partnership New York, New York	48%
A Class
	American Century Investment Management Inc. Kansas City, Missouri Shares owned of record and beneficially	50%
	PWP Agility III Holdings LP Partnership New York, New York	50%
C Class
	American Century Investment Management Inc. Kansas City, Missouri Shares owned of record and beneficially	50%
	PWP Agility III Holdings LP Partnership New York, New York	50%
R Class
	American Century Investment Management Inc. Kansas City, Missouri Shares owned of record and beneficially	50%
	PWP Agility III Holdings LP Partnership New York, New York	50%
R6 Class
	PWP Agility III Holdings LP Partnership New York, New York	77%
	American Century Investment Management Inc. Kansas City, Missouri Shares owned of record and beneficially	23%
The Funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of each Fund’s outstanding shares or who owns more than 25% of the voting securities of the corporation. A shareholder owning beneficially more than 25% of the corporation’s outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders. As of March 9, 2017, the officers and directors of the Funds, as a group, owned less than 1% of any class of the Funds’ outstanding shares.

A-2

Appendix B – Sales Charges and Payments to Dealers
Sales Charges
The sales charges applicable to the A, T and C Classes of the funds are described in the prospectuses for those classes in the section titled Investing Through a Financial Intermediary . Shares of the A Class and T Class are subject to an initial sales charge, which declines as the amount of the purchase increases. Additional information regarding reductions and, if applicable, waivers of the sales charges may be found in the funds’ prospectuses.
Shares of the A and C Classes are subject to a contingent deferred sales charge (CDSC) upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The CDSC may be waived for certain redemptions by some shareholders, as described in the prospectuses.
An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable CDSCs will be charged when the exchange is made.
The aggregate CDSCs paid to the distributor for the A Class shares in the fiscal year ended October 31, 2016, were:

AC Alternatives Income	$35,226
Payments to Dealers
The funds’ distributor expects to pay dealer commissions to the financial intermediaries who sell A, T and/or C Class shares of the fund at the time of such sales. Payments for A Class shares will be as follows:

Purchase Amount	Dealer Commission as a % of Offering Price
< $50,000	5.00%
$50,000 - $99,999	4.00%
$100,000 - $249,999	3.25%
$250,000 - $499,999	2.00%
$500,000 - $999,999	1.75%
$1,000,000 - $3,999,999	1.00%
$4,000,000 - $9,999,999	0.50%
> $10,000,000	0.25%
Payments for T Class shares are as follows:

Purchase Amount	Dealer Commission as a % of Offering Price
Less than $250,000	2.50%
$250,000 - $499,999	2.00%
$500,000 - $999,999	1.50%
$1,000,000 or more	1.00%
No dealer commission will be paid on purchases by employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. Payments will equal 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.
From time to time, the distributor may make additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the Financial Industry Regulatory Authority. Such payments will not change the price paid by investors for shares of the funds.

B-1

Appendix C – Buying and Selling Fund Shares
Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds’ prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.
Employer-Sponsored Retirement Plans
Certain group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers are eligible to purchase Investor, A, C , R and R6 Class shares. Employer-sponsored retirement plans are not eligible to purchase I, Y or T Class shares. However, employer-sponsored retirement plans that were invested in the I Class prior to April 10, 2017 may make additional purchases. A and C Class purchases are available at net asset value with no dealer commission paid to the financial professional and do not incur a CDSC. A, C and R Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. American Century Investments does not impose minimum initial investment amount, plan size or participant number requirements by class for employer-sponsored retirement plans; however, financial intermediaries or plan recordkeepers may require plans to meet different requirements.
Examples of employer-sponsored retirement plans include the following:

•	401(a) plans

•	pension plans

•	profit sharing plans

•	401(k) plans (including plans with a Roth 401(k) feature, SIMPLE 401(k) plans and Solo 401(k) plans)

•	money purchase plans

•	target benefit plans

•	Taft-Hartley multi-employer pension plans

•	SERP and “Top Hat” plans

•	ERISA trusts

•	employee benefit plans and trusts

•	employer-sponsored health plans

•	457 plans

•	KEOGH or HR(10) plans

•	employer-sponsored 403(b) plans (including plans with a Roth 403(b) feature)

•	nonqualified deferred compensation plans

•	nonqualified excess benefit plans

•	nonqualified retirement plans
Traditional and Roth IRAs are not considered employer-sponsored retirement plans, and SIMPLE IRAs, SEP IRAs and SARSEPs are collectively referred to as Business IRAs. Business IRAs that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge.
R Class IRA Accounts established prior to August 1, 2006 may make additional purchases.
Waiver of Minimum Initial Investment Amounts — I Class
A financial intermediary, upon receiving prior approval from American Century Investments, may waive applicable minimum initial investment amounts per shareholder for I Class shares in the following situations:

•
Broker-dealers banks, trust companies, registered investment advisors and other financial intermediaries may make I Class shares available with no initial investment minimum in fee based advisory programs or accounts where such program or account is traded omnibus by the financial intermediary;

•	Qualified Tuition Programs under Section 529 that have entered into an agreement with the distributor; and

•	Certain other situations deemed appropriate by American Century Investments.

C-1

Appendix D – Explanation of Fixed-Income Securities Ratings
As described in the prospectuses, the funds invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectuses and in this statement of additional information. The following is a summary of the rating categories referenced in the prospectus disclosure.

Ratings of Corporate Debt Securities
Standard & Poor’s Long-Term Issue Credit Ratings*
Category	Definition
AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB;B; CCC; CC; and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C
An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR
This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

*The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. Global Long-Term Rating Scale
Category	Definition
Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a
“(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

Fitch Investors Service, Inc. Long-Term Ratings
Category	Definition
AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB
Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB
Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B	Highly speculative. ‘B’ ratings indicate that material credit risk is present.
CCC	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.
CC	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.
C	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Notes: The modifiers “+” or “-“ may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘CCC’.

Standard & Poor’s Corporate Short-Term Note Ratings
Category	Definition
A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Moody’s Global Short-Term Rating Scale
Category	Definition
P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch Investors Service, Inc. Short-Term Ratings
Category	Definition
F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C	High short-term default risk. Default is a real possibility.
RD
Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Standard & Poor’s Municipal Short-Term Note Ratings
Category	Definition
SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3	Speculative capacity to pay principal and interest.

Moody’s US Municipal Short-Term Debt Ratings
Category	Definition
MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Demand Obligation Ratings
Category	Definition
VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Appendix E – Proxy Voting Policies
American Century Investment Management, Inc. (the “Advisor”) is the investment manager for a variety of advisory clients, including the American Century family of mutual funds. In such capacity, the Advisor has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by the Advisor. In the exercise of proxy voting authority which has been delegated to it by particular clients, the Advisor will apply the following policies in accordance with, and subject to, any specific policies that have been adopted by the client and communicated to and accepted by the Advisor in writing.

A.	General Principles
In providing the service of voting client proxies, the Advisor is guided by general fiduciary principles, must act prudently, solely in the interest of its clients, and must not subordinate client interests to unrelated objectives. Except as otherwise indicated in these Policies, the Advisor will vote all proxies with respect to investments held in the client accounts it manages. The Advisor will attempt to consider all factors of its vote that could affect the value of the investment. Although in most instances the Advisor will vote proxies consistently across all client accounts, the votes will be based on the best interests of each client. As a result, accounts managed by the Advisor may at times vote differently on the same proposals. Examples of when an account’s vote might differ from other accounts managed by the Advisor include, but are not limited to, proxy contests and proposed mergers. In short, the Advisor will vote proxies in the manner that it believes will do the most to maximize shareholder value.

B.	Specific Proxy Matters
1.    Routine Matters
a.    Election of Directors

(1)
Generally. The Advisor will generally support the election of directors that result in a board made up of a majority of independent directors. In general, the Advisor will vote in favor of management's director nominees if they are running unopposed. The Advisor believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. The Advisor of course maintains the ability to vote against any candidate whom it feels is not qualified or if there are specific concerns about the individual, such as allegations of criminal wrongdoing or breach of fiduciary responsibilities. Additional information the Advisor may consider concerning director nominees include, but is not limited to, whether (1) there is an adequate explanation for repeated absences at board meetings, (2) the nominee receives non-board fee compensation, or (3) there is a family relationship between the nominee and the company’s chief executive officer or controlling shareholder. When management's nominees are opposed in a proxy contest, the Advisor will evaluate which nominees' publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents.

(2)	Committee Service. The Advisor will withhold votes for non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

(3)	Classification of Boards. The Advisor will support proposals that seek to declassify boards. Conversely, the Advisor will oppose efforts to adopt classified board structures.

(4)
Majority Independent Board. The Advisor will support proposals calling for a majority of independent directors on a board. The Advisor believes that a majority of independent directors can help to facilitate objective decision making and enhances accountability to shareholders.

(5)
Majority Vote Standard for Director Elections. The Advisor will vote in favor of proposals calling for directors to be elected by an affirmative majority of the votes cast in a board election, provided that the proposal allows for a plurality voting standard in the case of contested elections. The Advisor may consider voting against such shareholder proposals where a company’s board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of the majority of the votes cast in an uncontested election.

(6)
Withholding Campaigns. The Advisor will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs (1) through (5) above.

b.    Ratification of Selection of Auditors
The Advisor will generally rely on the judgment of the issuer’s audit committee in selecting the independent auditors who will provide the best service to the company. The Advisor believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. The Advisor will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or (3)

there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company's financial position.
2.    Compensation Matters
a.    Executive Compensation

(1)
Advisory Vote on Compensation. The Advisor believes there are more effective ways to convey concerns about compensation than through an advisory vote on compensation (such as voting against specific excessive incentive plans or withholding votes from compensation committee members). The Advisor will consider and vote on a case-by-case basis on say-on-pay proposals and will generally support management proposals unless specific concerns exist, including if the Advisor concludes that executive compensation is (i) misaligned with shareholder interests, (ii) unreasonable in amount, or (iii) not in the aggregate meaningfully tied to the company’s performance.

(2)
Frequency of Advisory Votes on Compensation. The Advisor generally supports the triennial option for the frequency of say-on-pay proposals, but will consider management recommendations for an alternative approach.

b.    Equity Based Compensation Plans
The Advisor believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. The Advisor recognizes that equity-based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. The Advisor will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management's recommendations with respect to adoption of or amendments to a company's equity-based compensation plans, provided that the total number of shares reserved under all of a company's plans is reasonable and not excessively dilutive.
The Advisor will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company's overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.
Amendments which are proposed in order to bring a company's plan within applicable legal requirements will be reviewed by the Advisor's legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved.
The Advisor will generally vote against the adoption of plans or plan amendments that:

•	Provide for immediate vesting of all stock options in the event of a change of control of the company without reasonable safeguards against abuse (see "Anti-Takeover Proposals" below);

•
Reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. The Advisor will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;

•	Establish restriction periods shorter than three years for restricted stock grants;

•	Do not reasonably associate awards to performance of the company; or

•	Are excessively dilutive to the company.
3.    Anti-Takeover Proposals
In general, the Advisor will vote against any proposal, whether made by management or shareholders, which the Advisor believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.
a.    Cumulative Voting
The Advisor will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. The Advisor believes that the elimination of cumulative voting constitutes an anti-takeover measure.
b.    Staggered Board
If a company has a "staggered board," its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, the Advisor believes that staggered boards are primarily an anti-takeover device and will vote against establishing them and for eliminating them. However, the Advisor does not necessarily vote against the re-election of directors serving on staggered boards.
c.    "Blank Check" Preferred Stock
Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile takeover attempt, the board could issue such stock to a friendly party or "white knight" or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, the Advisor will vote against blank check preferred stock. However, the Advisor may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.
d.    Elimination of Preemptive Rights
When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.
While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company's ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company's stock. In the long term, shareholders could be adversely affected by preemptive rights. The Advisor generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.
e.    Non-targeted Share Repurchase
A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management's belief in the favorable business prospects of the company. The Advisor finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company’s financial condition.
f.    Increase in Authorized Common Stock
The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. The Advisor will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, the Advisor will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.
g.    "Supermajority" Voting Provisions or Super Voting Share Classes
A "supermajority" voting provision is a provision placed in a company's charter documents which would require a "supermajority" (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. The Advisor believes that these are standard anti-takeover measures and will generally vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.
h.    "Fair Price" Amendments
This is another type of charter amendment that would require an offeror to pay a "fair" and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. The Advisor will carefully examine all fair price proposals. In general, the Advisor will vote against fair price proposals unless the Advisor concludes that it is likely that the share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.
i.    Limiting the Right to Call Special Shareholder Meetings.
The corporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company's charter documents. The Advisor believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and the Advisor will generally vote against proposals attempting to eliminate this right and for proposals attempting to restore it.
j.    Poison Pills or Shareholder Rights Plans
Many companies have now adopted some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.
The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to "entrench" management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. The Advisor believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. The Advisor will generally vote against all forms of poison pills.
The Advisor will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. The Advisor will generally vote in favor of such a poison pill if it is linked to a business strategy that will - in our view - likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.
k.    Golden Parachutes
Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, the Advisor will evaluate the specifics of the plan presented.
l.    Reincorporation
Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.
The Advisor will examine reincorporation proposals on a case-by-case basis. Generally, if the Advisor believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. The Advisor will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, the Advisor will generally vote affirmatively.
m.    Confidential Voting
Companies that have not previously adopted a "confidential voting" policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.
Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders' confidentiality. The Advisor believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, the Advisor will generally vote in favor of any proposal to adopt confidential voting.
n.    Opting In or Out of State Takeover Laws
State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. The Advisor believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, the Advisor will generally vote in favor of opting out of restrictive state takeover laws.

4.    Transaction Related Proposals
The Advisor will review transaction related proposals, such as mergers, acquisitions, and corporate reorganizations, on a case-by-case basis, taking into consideration the impact of the transaction on each client account. In some instances, such as the approval of a proposed merger, a transaction may have a differential impact on client accounts depending on the securities held in each account. For example, whether a merger is in the best interest of a client account may be influenced by whether an account holds, and in what proportion, the stock of both the acquirer and the acquiror. In these circumstances, the Advisor may determine that it is in the best interests of the accounts to vote the accounts’ shares differently on proposals related to the same transaction.
5.    Other Matters
a.    Shareholder Proposals Involving Social, Moral or Ethical Matters
The Advisor will generally vote in accordance with management’s recommendation on issues that primarily involve social, moral or ethical matters, such as the MacBride Principles pertaining to operations in Northern Ireland. While the resolution of such issues may have an effect on shareholder value, the precise economic effect of such proposals, and individual shareholder’s preferences regarding such issues, is often unclear. Where this is the case, the Advisor believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of the Advisor’s clients, and therefore will review management’s assessment of the economic effect of such proposals and rely upon it if the Advisor believes its assessment is not unreasonable.
Shareholders may also introduce social, moral or ethical proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company's contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. The Advisor believes that such proposals are better addressed outside the corporate arena, and will generally vote with management’s recommendation; in addition, the Advisor will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.
b.    Anti-Greenmail Proposals
"Anti-greenmail" proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. The Advisor believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will generally vote in favor of anti-greenmail proposals.
c.    Indemnification
The Advisor will generally vote in favor of a corporation's proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.
d.    Non-Stock Incentive Plans
Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and the Advisor will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.
e.    Director Tenure
These proposals ask that age and term restrictions be placed on the board of directors. The Advisor believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.
f.    Directors’ Stock Options Plans
The Advisor believes that stock options are an appropriate form of compensation for directors, and the Advisor will generally vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company’s total exposure to stock option plan dilution.
g.    Director Share Ownership
The Advisor will generally vote against shareholder proposals which would require directors to hold a minimum number of the company's shares to serve on the Board of Directors, in the belief that such ownership should be at the discretion of Board members.
h.    Non-U.S. Proxies
The Advisor will generally evaluate non-U.S. proxies in the context of the voting policies expressed herein but will also, where feasible, take into consideration differing laws, regulations, and practices in the relevant foreign market in determining if and how to vote. There may also be circumstances when practicalities and costs involved with non-U.S. investing make it disadvantageous to vote shares. For instance, the Advisor generally does not vote proxies in circumstances where share blocking restrictions apply, when meeting attendance is required in person, or when current share ownership disclosure is required.

C.	Use of Proxy Advisory Services
The Advisor takes into account information from many different sources, including independent proxy advisory services. However, the decision on how to vote proxies will be made by the Advisor in accordance with these policies and will not be delegated to a proxy advisory service.

D.	Monitoring Potential Conflicts of Interest
Corporate management has a strong interest in the outcome of proposals submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management’s positions and give the Advisor’s staff the opportunity to ask additional questions about the matter being presented. Companies with which the Advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which the Advisor votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for the Advisor’s clients, our proxy voting personnel regularly catalog companies with whom the Advisor has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).
In addition, to avoid any potential conflict of interest that may arise when one American Century mutual fund owns shares of another American Century mutual fund, the Advisor will “echo vote” such shares, if possible. Echo voting means the Advisor will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares. So, for example, if shareholders of a fund cast 80% of their votes in favor of a proposal and 20% against the proposal, any American Century fund that owns shares of such fund will cast 80% of its shares in favor of the proposal and 20% against. When this is not possible (as in the case of the “NT” funds, where the One Choice Target Date funds are the sole shareholder), the shares of the underlying fund (e.g. the “NT” fund) will be voted in the same proportion as the vote of the shareholders of the corresponding American Century policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of the Growth Fund shareholders. In the case where the policy portfolio does not have a common proposal, shares will be voted in consultation with a committee of the independent directors.
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The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, the Advisor will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.
Case-by-case determinations will be made by the Advisor’s staff, which is overseen by the General Counsel of the Advisor, in consultation with equity managers. Electronic records will be kept of all votes made.

Notes

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-07820 CL-SAI-91760 1704

PART C OTHER INFORMATION

Item 28. Exhibits

(a)    (1)    Articles of Incorporation of Twentieth Century Capital Portfolios, Inc., dated June 11, 1993 (filed electronically as Exhibit 1a to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on July 31, 1996, File No. 33-64872, and incorporated herein by reference).

(2)    Articles Supplementary of Twentieth Century Capital Portfolios, Inc., dated April 24, 1995 (filed electronically as Exhibit a2 to Post-Effective Amendment No. 24 to the Registration Statement of the Registrant on October 10, 2002, File No. 33-64872, and incorporated herein by reference).

(3)    Articles Supplementary of Twentieth Century Capital Portfolios, Inc., dated March 11, 1996 (filed electronically as Exhibit 1b to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on July 31, 1996, File No. 33-64872, and incorporated herein by reference).

(4)    Articles Supplementary of Twentieth Century Capital Portfolios, Inc., dated September 9, 1996 (filed electronically as Exhibit a3 to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant on May 14, 1999, File No. 33-64872, and incorporated herein by reference).

(5)    Articles of Amendment of Twentieth Century Capital Portfolios, Inc., dated December 2, 1996 (filed electronically as Exhibit b1c to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant on March 3, 1997, File No. 33-64872, and incorporated herein by reference).

(6)    Articles Supplementary of American Century Capital Portfolios, Inc., dated December 2, 1996 (filed electronically as Exhibit b1d to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant on March 3, 1997, File No. 33-64872, and incorporated herein by reference).

(7)    Articles Supplementary of American Century Capital Portfolios, Inc., dated April 30, 1997 (filed electronically as Exhibit b1e to Post-Effective Amendment No. 8 to the Registration Statement of the Registrant on May 21, 1997, File No. 33-64872, and incorporated herein by reference).

(8)    Certificate of Correction to Articles Supplementary of American Century Capital Portfolios, Inc., dated May 15, 1997 (filed electronically as Exhibit b1f to Post-Effective Amendment No. 8 to the Registration Statement of the Registrant on May 21, 1997, File No. 33-64872, and incorporated herein by reference).

(9)    Articles of Merger merging RREEF Securities Fund, Inc. with and into American Century Capital Portfolios, Inc., dated June 13, 1997 (filed electronically as Exhibit a8 to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant on May 14, 1999, File No. 33-64872, and incorporated herein by reference).

(10)    Articles Supplementary of American Century Capital Portfolios, Inc., dated December 18, 1997 (filed electronically as Exhibit b1g to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on February 17, 1998, File No. 33-64872, and incorporated herein by reference).

(11)    Articles Supplementary of American Century Capital Portfolios, Inc., dated June 1, 1998 (filed electronically as Exhibit b1h to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on June 26, 1998, File No. 33-64872, and incorporated herein by reference).

(12)    Articles Supplementary of American Century Capital Portfolios, Inc., dated January 29, 1999 (filed electronically as Exhibit b1i to Post-Effective Amendment No. 14 to the Registration Statement of the Registrant on December 29, 1998, File No. 33-64872, and incorporated herein by reference).

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(13)    Articles Supplementary of American Century Capital Portfolios, Inc., dated February 16, 1999 (filed electronically as Exhibit a12 to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant on May 14, 1999, File No. 33-64872, and incorporated herein by reference).

(14)    Certificate of Correction to Articles Supplementary of American Century Capital Portfolios, Inc., dated May 12, 1999 (filed electronically as Exhibit a15 to Post-Effective Amendment No. 24 to the Registration Statement of the Registrant on October 10, 2002, File No. 33-64872, and incorporated herein by reference).

(15)    Articles Supplementary of American Century Capital Portfolios, Inc., dated June 2, 1999 (filed electronically as Exhibit a13 to Post-Effective Amendment No. 16 to the Registration Statement of the Registrant on July 29, 1999, File No. 33-64872, and incorporated herein by reference).

(16)    Articles Supplementary of American Century Capital Portfolios, Inc., dated June 8, 2000 (filed electronically as Exhibit a14 to Post-Effective Amendment No. 17 to the Registration Statement of the Registrant on July 28, 2000, File No. 33-64872, and incorporated herein by reference).

(17)    Articles Supplementary of American Century Capital Portfolios, Inc., dated March 5, 2001 (filed electronically as Exhibit a15 to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on April 20, 2001, File No. 33-64872, and incorporated herein by reference).

(18)    Articles Supplementary of American Century Capital Portfolios, Inc., dated April 4, 2001 (filed electronically as Exhibit a16 to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on April 20, 2001, File No. 33-64872, and incorporated herein by reference).

(19)    Articles Supplementary of American Century Capital Portfolios, Inc., dated May 21, 2001 (filed electronically as Exhibit a17 to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on July 30, 2001, File No. 33-64872, and incorporated herein by reference).

(20)    Articles Supplementary of American Century Capital Portfolios, Inc., dated August 23, 2001 (filed electronically as Exhibit a18 to Post-Effective Amendment No. 22 to the Registration Statement of the Registrant on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

(21)    Articles Supplementary of American Century Capital Portfolios, Inc., dated March 6, 2002 (filed electronically as Exhibit a19 to Post-Effective Amendment No. 22 to the Registration Statement of the Registrant on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

(22)    Articles Supplementary of American Century Capital Portfolios, Inc., dated April 4, 2002 (filed electronically as Exhibit a20 to Post-Effective Amendment No. 22 to the Registration Statement of the Registrant on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

(23)    Articles Supplementary of American Century Capital Portfolios, Inc., dated June 14, 2002 (filed electronically as Exhibit a21 to Post-Effective Amendment No. 22 to the Registration Statement of the Registrant on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

(24)    Certificate of Correction to Articles Supplementary of American Century Capital Portfolios, Inc., dated June 17, 2002 (filed electronically as Exhibit a22 to Post-Effective Amendment No. 22 to the Registration Statement of the Registrant on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

(25)    Articles Supplementary of American Century Capital Portfolios, Inc., dated July 12, 2002 (filed electronically as Exhibit a23 to Post-Effective Amendment No. 22 to the Registration Statement of the Registrant on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

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(26)    Articles Supplementary of American Century Capital Portfolios, Inc., dated August 6, 2003 (filed electronically as Exhibit a26 to Post-Effective Amendment No. 28 to the Registration Statement of the Registrant on August 28, 2003, File No. 33-64872, and incorporated herein by reference).

(27)    Articles Supplementary of American Century Capital Portfolios, Inc., dated November 5, 2003 (filed electronically as Exhibit a27 to Post-Effective Amendment No. 30 to the Registration Statement of the Registrant on March 29, 2004, File No. 33-64872, and incorporated herein by reference).

(28)    Articles Supplementary of American Century Capital Portfolios, Inc., dated January 12, 2004 (filed electronically as Exhibit a28 to Post-Effective Amendment No. 30 to the Registration Statement of the Registrant on March 29, 2004, File No. 33-64872, and incorporated herein by reference).

(29)    Articles Supplementary of American Century Capital Portfolios, Inc., dated April 1, 2004 (filed electronically as Exhibit a29 to Post-Effective Amendment No. 31 to the Registration Statement of the Registrant on May 26, 2004, File No. 33-64872, and incorporated herein by reference).

(30)    Articles Supplementary of American Century Capital Portfolios, Inc., dated June 7, 2004 (filed electronically as Exhibit a30 to Post-Effective Amendment No. 32 to the Registration Statement of the Registrant on July 29, 2004, File No. 33-64872, and incorporated herein by reference).

(31)    Articles Supplementary of American Century Capital Portfolios, Inc., dated June 21, 2004 (filed electronically as Exhibit a31 to Post-Effective Amendment No. 32 to the Registration Statement of the Registrant on July 29, 2004, File No. 33-64872, and incorporated herein by reference).

(32)    Articles Supplementary of American Century Capital Portfolios, Inc., dated November 17, 2004 (filed electronically as Exhibit a32 to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on September 26, 2007, File No. 33-64872, and incorporated herein by reference).

(33)    Articles Supplementary of American Century Capital Portfolios, Inc., dated June 22, 2005 (filed electronically as Exhibit a32 to Post-Effective Amendment No. 34 to the Registration Statement of the Registrant on July 28, 2005, File No. 33-64872, and incorporated herein by reference).

(34)    Articles Supplementary of American Century Capital Portfolios, Inc., dated December 13, 2005 (filed electronically as Exhibit 1(gg) to the Registration Statement on Form N-14 of the Registrant on December 22, 2005, File No. 33-64872, and incorporated herein by reference).

(35)    Articles Supplementary of American Century Capital Portfolios, Inc., dated March 15, 2006 (filed electronically as Exhibit a34 to Post-Effective Amendment No. 37 to the Registration Statement of the Registrant on April 28, 2006, File No. 33-64872, and incorporated herein by reference).

(36)    Articles Supplementary of American Century Capital Portfolios, Inc., dated April 9, 2007 (filed electronically as Exhibit a35 to Post-Effective Amendment No. 39 to the Registration Statement of the Registrant on May 15, 2007, File No. 33-64872, and incorporated herein by reference).

(37)    Articles Supplementary of American Century Capital Portfolios, Inc., dated July 23, 2007 (filed electronically as Exhibit a36 to Post-Effective Amendment No. 40 to the Registration Statement of the Registrant on July 27, 2007, File No. 33-64872, and incorporated herein by reference).

(38)    Certificate of Correction of Articles Supplementary of American Century Capital Portfolios, Inc., dated August 13, 2007 (filed electronically as Exhibit a38 to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on September 26, 2007, File No. 33-64872, and incorporated herein by reference).

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(39)    Certificate of Correction of Articles Supplementary of American Century Capital Portfolios, Inc., dated August 13, 2007 (filed electronically as Exhibit a39 to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on September 26, 2007, File No. 33-64872, and incorporated herein by reference).

(40)    Articles of Amendment of American Century Capital Portfolios, Inc., dated August 29, 2007 (filed electronically as Exhibit a40 to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on September 26, 2007, File No. 33-64872, and incorporated herein by reference).

(41)    Articles Supplementary of American Century Capital Portfolios, Inc., dated September 10, 2007 (filed electronically as Exhibit a41 to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on September 26, 2007, File No. 33-64872, and incorporated herein by reference).

(42)    Certificate of Correction of Articles Supplementary of American Century Capital Portfolios, Inc., dated September 18, 2007 (filed electronically as Exhibit a42 to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on July 29, 2008, File No. 33-64872, and incorporated herein by reference).

(43)    Articles of Amendment of American Century Capital Portfolios, Inc., dated November 27, 2007 (filed electronically as Exhibit a43 to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on July 29, 2008, File No. 33-64872, and incorporated herein by reference).

(44)    Articles Supplementary of American Century Capital Portfolios, Inc., dated November 27, 2007 (filed electronically as Exhibit a44 to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on July 29, 2008, File No. 33-64872, and incorporated herein by reference).

(45)    Articles Supplementary of American Century Capital Portfolios, Inc., dated March 9, 2009 (filed electronically as Exhibit a45 to Post-Effective Amendment No. 43 to the Registration Statement of the Registrant on May 13, 2009, File No. 33-64872, and incorporated herein by reference).

(46)    Articles Supplementary of American Century Capital Portfolios, Inc., dated September 15, 2009 (filed electronically as Exhibit a46 to Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on July 29, 2010, File No. 33-64872, and incorporated herein by reference).

(47)    Articles of Amendment of American Century Capital Portfolios, Inc., dated February 16, 2010 (filed electronically as Exhibit a47 to Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on July 29, 2010, File No. 33-64872, and incorporated herein by reference).

(48)    Articles of Amendment of American Century Capital Portfolios, Inc., dated June 28, 2010 (filed electronically as Exhibit a48 to Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on July 29, 2010, File No. 33-64872, and incorporated herein by reference).

(49)    Articles of Amendment of American Century Capital Portfolios, Inc., dated January 5, 2011 (filed electronically as Exhibit a49 to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on January 28, 2011, File No. 33-64872, and incorporated herein by reference).

(50)     Articles of Amendment of American Century Capital Portfolios, Inc., dated September 7, 2011 (filed electronically as Exhibit a50 to Post-Effective Amendment No. 53 to the Registration Statement of the Registrant on October 28, 2011, File No. 33-64872, and incorporated herein by reference).

(51)    Articles of Amendment of American Century Capital Portfolios, Inc., dated May 3, 2013 (filed electronically as Exhibit a51 to Post-Effective Amendment No. 59 to the Registration Statement of the Registrant on July 25, 2013, File No. 33-64872, and incorporated herein by reference).

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(52)    Articles Supplementary of American Century Capital Portfolios, Inc., dated March 7, 2014, (filed electronically as Exhibit a52 to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on July 29, 2014, File No. 33-64872, and incorporated herein by reference).

(53)    Articles of Amendment of American Century Capital Portfolios, Inc., dated December 9, 2014, (filed electronically as Exhibit a53 to Post-Effective Amendment No. 66 to the Registration Statement of the Registrant on December 10, 2014, File No. 33-64872, and incorporated herein by reference).

(54)    Articles of Amendment of American Century Capital Portfolios, Inc., dated January 7, 2015 (filed electronically as Exhibit a54 to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on February 3, 2015, File No. 33-64872, and incorporated herein by reference).

(55)    Articles of Amendment of American Century Capital Portfolios, Inc., dated January 27, 2015 (filed electronically as Exhibit a55 to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on February 3, 2015, File No. 33-64872, and incorporated herein by reference).

(56)    Articles of Amendment of American Century Capital Portfolios, Inc., dated February 2, 2015 (filed electronically as Exhibit a56 to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on February 3, 2015, File No. 33-64872, and incorporated herein by reference).

(57)    Articles of Amendment of American Century Capital Portfolios, Inc., dated March 31, 2015 (filed electronically as Exhibit a57 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(58)    Articles of Amendment of American Century Capital Portfolios, Inc., dated June 11, 2015 (filed electronically as Exhibit a58 to Post-Effective Amendment No. 73 to the Registration Statement of the Registrant on July 29, 2015, File No. 33-64872, and incorporated herein by reference).

(59)    Articles of Amendment of American Century Capital Portfolios, Inc., dated June 3, 2015 (filed electronically as Exhibit a59 to Post-Effective Amendment No. 73 to the Registration Statement of the Registrant on July 29, 2015, File No. 33-64872, and incorporated herein by reference).

(60)    Articles of Amendment of American Century Capital Portfolios, Inc., dated December 2, 2015(filed electronically as Exhibit a60 to Post-Effective Amendment No. 75 to the Registration Statement of the Registrant on December 29, 2015, File No. 33-64872, and incorporated herein by reference).

(61)    Articles of Amendment of American Century Capital Portfolios, Inc., dated January 12, 2016 (filed electronically as Exhibit a61 to Post-Effective Amendment No. 76 to the Registration Statement of the Registrant on February 26, 2016, File No. 33-64872, and incorporated herein by reference).

(62)    Articles of Amendment of American Century Capital Portfolios, Inc., dated March 3, 2016 (filed electronically as Exhibit a62 to Post-Effective Amendment No. 80 to the Registration Statement of the Registrant on July 28, 2016, File No. 33-64872, and incorporated herein by reference).

(63)    Articles of Amendment of American Century Capital Portfolios, Inc., dated March 14, 2017 (filed electronically as Exhibit a63 to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on April 10, 2017, File No. 33-64872, and incorporated herein by reference).

(b)     Amended and Restated By-Laws, dated December 4, 2012 (filed electronically as Exhibit b to Post-Effective Amendment No. 57 to the Registration Statement of the Registrant on February 28, 2013, File No. 33-64872, and incorporated herein by reference).

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(c)    Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh and Article Eighth of Registrant’s Articles of Incorporation, appearing as Exhibit a1 herein, and Sections 3-11 of Registrant’s Amended and Restated By-Laws, incorporated herein by reference.

(d)    (1)    Restated Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of August 1, 2011 (filed electronically as Exhibit d2 to Post-Effective Amendment No. 50 to the Registration Statement of the Registrant on July 29, 2011, File No. 33-64872, and incorporated herein by reference).

(2)     Amendment No. 1 to Restated Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of July 26, 2013 (filed electronically as Exhibit d2 to Post-Effective Amendment No. 59 to the Registration Statement of the Registrant on July 25, 2013, File No. 33-64872, and incorporated herein by reference).

(3)     Amendment No. 2 to Restated Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of April 10, 2017 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on April 10, 2017, File No. 33-64872, and incorporated herein by reference).

(4)    Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of April 28, 2011 (filed electronically as Exhibit d4 to Post-Effective Amendment No. 48 to the Registration Statement of the Registrant on April 28, 2011, File No. 33-64872, and incorporated herein by reference).

(5)    Amendment No. 1 to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of October 31, 2011 (filed electronically as Exhibit d4 to Post-Effective Amendment No. 53 to the Registration Statement of the Registrant on October 28, 2011, File No. 33-64872, and incorporated herein by reference).

(6)    Amendment No. 2 to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of July 26, 2013 (filed electronically as Exhibit d5 to Post-Effective Amendment No. 59 to the Registration Statement of the Registrant on July 25, 2013, File No. 33-64872, and incorporated herein by reference).

(7)     Amendment No. 3 to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of March 1, 2015 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on February 27, 2015, File No. 33-64872, and incorporated herein by reference).

(8)    Amendment No. 4 to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of May 1, 2015 (filed electronically as Exhibit d7 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(9)    Amendment No. 5 to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of April 10, 2017 (filed electronically as Exhibit d9 to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on April 10, 2017, File No. 33-64872, and incorporated herein by reference).

(10)    Subadvisory Agreement between American Century Investment Management, Inc. and Perella Weinberg Partners Capital Management LP, effective as of May 5, 2015 (filed electronically as Exhibit d8 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

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(11)    Subadvisory Agreement between American Century Investment Management, Inc. and Arrowpoint Asset Management LLC, effective as of March 17, 2015 (filed electronically as Exhibit d9 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(12)    Subadvisory Agreement between American Century Investment Management, Inc. and Good Hill Partners LP, effective as of March 13, 2015 (filed electronically as Exhibit d10 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(13)    Subadvisory Agreement between American Century Investment Management, Inc. and Passport Capital, LLC, effective as of March 16, 2015 (filed electronically as Exhibit d11 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(14)    Subadvisory Agreement between American Century Investment Management, Inc. and MAST Capital Management, LLC, effective as of March 10, 2015 (filed electronically as Exhibit d12 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(15)    Subadvisory Agreement between American Century Investment Management, Inc. and Levin Capital Strategies, LP, effective as of March 17, 2015 (filed electronically as Exhibit d13 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(16)    Subadvisory Agreement between American Century Investment Management, Inc. and Sankaty Advisors, LP, effective as of May 15, 2015 (filed electronically as Exhibit d14 to Post-Effective Amendment No. 73 to the Registration Statement of the Registrant on July 29, 2015, File No. 33-64872, and incorporated herein by reference).

(17)    Subadvisory Agreement between American Century Investment Management, Inc. and Sirios Capital Management, L.P., effective as of June 11, 2015 (filed electronically as Exhibit d15 to Post-Effective Amendment No. 73 to the Registration Statement of the Registrant on July 29, 2015, File No. 33-64872, and incorporated herein by reference).

(18)    Subadvisory Agreement between American Century Investment Management, Inc. and Three Bridges Capital, LP, effective as of September 10, 2015 (filed electronically as Exhibit d16 to Post-Effective Amendment No. 75 to the Registration Statement of the Registrant on December 29, 2015, File No. 33-64872, and incorporated herein by reference).

(19)    Subadvisory Agreement between American Century Investment Management, Inc. and Columbia Management Investment Advisers, LLC, effective as of March 28, 2016 (filed electronically as Exhibit d17 to Post-Effective Amendment No. 80 to the Registration Statement of the Registrant on July 28, 2016, File No. 33-64872, and incorporated herein by reference).

(e)    (1)    Amended and Restated Distribution Agreement between American Century Capital Portfolios, Inc. and American Century Investment Services, Inc., effective as of April 10, 2017 (filed electronically as Exhibit e1 to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on April 10, 2017, File No. 33-64872, and incorporated herein by reference).

(2)    Form of Dealer/Agency Agreement (filed electronically as Exhibit e2 to Post-Effective Amendment No. 75 to the Registration Statement of American Century Government Income Trust on April 7, 2017, File No. 2-99222, and incorporated herein by reference).

(f)    Not applicable.

(g)    (1)    Master Custodian Agreement with State Street Bank and Trust Company, made as of July 29, 2011 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 61 to the Registration Statement of American Century Government Income Trust on July 29, 2011, File No. 2-99222, and incorporated herein by reference).

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(2)    Amendment to Master Custodian Agreement with State Street Bank and Trust Company, made as of May 21, 2015 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 57 to the Registration Statement of American Century Target Maturities Trust on January 28, 2016, File No. 002-94608, and incorporated herein by reference).

(3)    Notice of Additional Portfolios dated October 4, 2011 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 60 to the Registration Statement of American Century Quantitative Equity Funds, Inc. on October 28, 2011, File No. 33-19589, and incorporated herein by reference).

(4)    Notice of Additional Portfolios dated February 17, 2015 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(5)    Custody Fee Schedule with State Street Bank and Trust Company, dated as of July 29, 2011 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 61 to the Registration Statement of American Century Government Income Trust on July 29, 2011, File No. 2-99222, and incorporated herein by reference).

(6)    Special Custody and Pledge Agreement with Goldman and Sachs & Co. and State Street Bank and Trust Company, dated as of August 1, 2011 (filed electronically as Exhibit g5 to Post-Effective Amendment No. 60 to the Registration Statement of American Century Quantitative Equity Funds, Inc. on October 28, 2011, File No. 33-19589, and incorporated herein by reference).

(7)     Amendment to Special Custody and Pledge Agreement with Goldman and Sachs & Co. and State Street Bank and Trust Company, dated as of October 31, 2011 (filed electronically as Exhibit g6 to Post-Effective Amendment No. 60 to the Registration Statement of American Century Quantitative Equity Funds, Inc. on October 28, 2011, File No. 33-19589, and incorporated herein by reference).

(h)    Amended and Restated Transfer Agency Agreement between American Century Capital Portfolios, Inc. and American Century Services, LLC, dated August 1, 2007 (filed electronically as Exhibit h1 to Post-Effective Amendment No. 40 to the Registration Statement of the Registrant on July 27, 2007, File No. 33-64872, and incorporated herein by reference).

(i)     Opinion and Consent of Counsel, dated April 7, 2017 (filed electronically as Exhibit i to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on April 7, 2017, File No. 33-64872, and incorporated herein by reference).

(j)     Consent of Deloitte & Touche LLP, independent registered public accounting firm, dated April 6, 2017, is included herein.

(k)    Not applicable.

(l)     Not applicable.

(m)    (1)     Amended and Restated Master Distribution and Individual Shareholder Services Plan (A Class) of American Century Capital Portfolios, Inc., effective as of October 31, 2011 (filed electronically as Exhibit m2 to Post-Effective Amendment No. 53 to the Registration Statement of the Registrant on October 28, 2011, File No. 33-64872, and incorporated herein by reference).

(2)     Amendment No. 1 to Amended and Restated Master Distribution and Individual Shareholder Services Plan (A Class) of American Century Capital Portfolios, Inc., effective as of May 1, 2015 (filed electronically as Exhibit m3 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(3)     Amended and Restated Master Distribution and Individual Shareholder Services Plan (C Class) of American Century Capital Portfolios, Inc., effective as of October 31, 2011 (filed electronically as Exhibit m3 to Post-Effective

8

Amendment No. 53 to the Registration Statement of the Registrant on October 28, 2011, File No. 33-64872, and incorporated herein by reference).

(4)    Amendment No. 1 to  Amended and Restated Master Distribution and Individual Shareholder Services Plan (C Class) of American Century Capital Portfolios, Inc. effective as of May 1, 2015 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(5)     Amended and Restated Master Distribution and Individual Shareholder Services Plan (R Class) of American Century Capital Portfolios, Inc., effective as of October 31, 2011 (filed electronically as Exhibit m4 to Post-Effective Amendment No. 53 to the Registration Statement of the Registrant on October 28, 2011, File No. 33-64872, and incorporated herein by reference).

(6)     Amendment No. 1 to Amended and Restated Master Distribution and Individual Shareholder Services Plan (R Class) of American Century Capital Portfolios, Inc. effective as of May 1, 2015 (filed electronically as Exhibit m7 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(7)     Master Distribution and Individual Shareholder Services Plan (T Class) of American Century Capital Portfolios, Inc. effective as of April 10, 2017 (filed electronically as Exhibit m7 to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on April 10, 2017, File No. 33-64872, and incorporated herein by reference).

(n)    Amended and Restated Multiple Class Plan of American Century Capital Portfolios, Inc., effective as of April 10, 2017 (filed electronically as Exhibit n to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on April 10, 2017, File No. 33-64872, and incorporated herein by reference).

(o)    Reserved.

(p)    (1)     American Century Investments Code of Ethics filed electronically as Exhibit p1 to Post-Effective Amendment No. 59 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 29, 2016, File No. 2-82734, and incorporated herein by reference).

(2)    Independent Directors’ Code of Ethics amended March 4, 2000 (filed electronically as Exhibit p2 to Pre-Effective Amendment No. 1 to the Registration Statement of American Century Growth Funds, Inc. on May 30, 2006, File No. 333-132114, and incorporated herein by reference).

(3)    Perella Weinberg Partners Capital Management LP, Code of Ethics (filed electronically as Exhibit p3 to Pre-Effective Amendment No. 76 to the Registration Statement of the Registrant on February 26, 2016, File No. 33-64872, and incorporated herein by reference).

(4)    Arrowpoint Asset Management LLC, Code of Ethics (filed electronically as Exhibit p4 to Post-Effective Amendment No. 84 to the Registration Statement of the Registrant on February 27, 2017, File No. 33-64872, and incorporated herein by reference).

(5)    Good Hill Partners LP, Code of Ethics (filed electronically as Exhibit p5 to Post-Effective Amendment No. 84 to the Registration Statement of the Registrant on February 27, 2017, File No. 33-64872, and incorporated herein by reference).

(6)    Passport Capital, LLC, Code of Ethics (filed electronically as Exhibit p6 to Post-Effective Amendment No. 84 to the Registration Statement of the Registrant on February 27, 2017, File No. 33-64872, and incorporated herein by reference).

9

(7)    MAST Capital Management, LLC, Code of Ethics (filed electronically as Exhibit p7 to Pre-Effective Amendment No. 76 to the Registration Statement of the Registrant on February 26, 2016, File No. 33-64872, and incorporated herein by reference).

(8)    Levin Capital Strategies, LP, Code of Ethics (filed electronically as Exhibit p8 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(9)    Bain Capital, LP, Code of Ethics (filed electronically as Exhibit p9 to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on April 10, 2017, File No. 33-64872, and incorporated herein by reference).

(10)    Sirios Capital Management, L.P., Code of Ethics (filed electronically as Exhibit p10 to Post-Effective Amendment No. 84 to the Registration Statement of the Registrant on February 27, 2017, File No. 33-64872, and incorporated herein by reference).

(11)    Three Bridges Capital, LP, Code of Ethics (filed electronically as Exhibit p11 to Pre-Effective Amendment No. 76 to the Registration Statement of the Registrant on February 26, 2016, File No. 33-64872, and incorporated herein by reference).

(12)    Columbia Management Investment Advisers, LLC, Code of Ethics (filed electronically as Exhibit p12 to Post-Effective Amendment No. 84 to the Registration Statement of the Registrant on February 27, 2017, File No. 33-64872, and incorporated herein by reference).
.
(q)    (1)    Power of Attorney, dated March 3, 2016 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 68 to the Registration Statement of American Century World Mutual Funds, Inc. on March 28, 2016, File No. 33-39242, and incorporated herein by reference).

(2)    Secretary’s Certificate, dated March 3, 2016 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 68 to the Registration Statement of American Century World Mutual Funds, Inc. on March 28, 2016, File No. 33-39242, and incorporated herein by reference).

Item 29. Persons Controlled by or Under Common Control with Fund

The directors of the Registrant serve, in substantially identical capacities, seven registered investment companies in the American Century family of funds. In addition, the officers of the Registrant serve as officers for 15 registered investment companies in the American Century family of funds, each of which has American Century Investment Management, Inc. as its investment advisor. Nonetheless, the Registrant takes the position that it is not under common control with other American Century investment companies because the power residing in the respective boards and officers arises as a result of an official position with the respective investment companies.

Item 30. Indemnification

The Registrant is a Maryland corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

Article Eighth of the Registrant's Articles of Incorporation requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may

10

be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 31. Business and Other Connections of Investment Advisor

In addition to serving as the Registrant’s advisor, American Century Investment Management, Inc. (ACIM) provides portfolio management services for other investment companies as well as for other business and institutional clients. Except as listed below, none of the directors or officers of the advisor are or have been engaged in any business, profession, vocation or employment of a substantial nature, other than on behalf of the advisor and its affiliates, within the last two fiscal years.

Alessandra Alecci (Vice President of ACIM). Served as Senior Vice President and Senior Analyst, Lazard Asset Management, principal address is 30 Rockefeller Plaza, New York, NY 10112, 2010 to 2015.

Cleo Chang (Senior Vice President of ACIM). Served as Chief Investment Officer, Wilshire Funds Management, Wilshire Associates, Inc., principal address is 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401, 2005 to 2015.

James Gendelman (Vice President of ACIM) Served as Fund Co-Manager, Marsico Capital Management, LLC, principal address is 1200 17th St #1600, Denver, CO 80202, 2000 to 2014.

Peruvemba Satish (Senior Vice President of ACIM). Served as Managing Director & Chief Risk Officer and Senior Managing Director of Performance Based Strategies, Allstate Investments, principal address is 3075 Sanders Road, Suite G5D, Northbrook, IL 60062, 2010 to 2014.

Vinayak Tripathi (Vice President of ACIM). Served as Vice President, Highbridge Capital Management, principal address is 40 West 57th Street, Floor 32, New York, NY 10019, 2008-2014 and served as Vice President Credit Suisse Asset Management, principal address is11 Madison Avenue, New York, NY 10010, 2014 to 2015.

The principal address for the advisor is 4500 Main Street, Kansas City, MO 64111.

Perella Weinberg Partners Capital Management LP ("PWP") serves as subadvisor to AC Alternatives Income Fund, AC Alternatives Long Short Fund and AC Alternatives Multi-Strategy Fund.  PWP is primarily engaged in the investment management business.  Information about the officers and partners of PWP are included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-67735) and is incorporated herein by reference.

Arrowpoint Asset Management LLC ("Arrowpoint") serves as subadvisor to AC Alternatives Income Fund.  Arrowpoint is primarily engaged in the investment management business.  Information about the officers and members of Arrowpoint are included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-69868) and is incorporated herein by reference.

Good Hill Partners LP ("Good Hill") serves as subadvisor to AC Alternatives Income Fund and AC Alternatives Multi-Strategy Fund. Good Hill is primarily engaged in the investment management business.  Information about the officers and partners of Good Hill are included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-70244) and is incorporated herein by reference.

Passport Capital, LLC ("Passport") serves as subadvisor to AC Alternatives Long Short Fund and AC Alternatives Multi-Strategy Fund.  Passport is primarily engaged in the investment management business.  Information about the officers and members of Passport are included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-65488) and is incorporated herein by reference.

MAST Capital Management, LLC ("MAST") serves as subadvisor to AC Alternatives Multi-Strategy Fund.  MAST is primarily engaged in the investment management business.  Information about the officers and members of MAST are included in its

11

Form ADV filed with the Securities and Exchange Commission (registration number 801-63090) and is incorporated herein by reference.

Levin Capital Strategies, LP ("Levin") serves as subadvisor to AC Alternatives Multi-Strategy Fund.  Levin is primarily engaged in the investment management business.  Information about the officers and partners of Levin are included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-65045) and is incorporated herein by reference.

Bain Capital Credit, LP (“Bain”) serves as subadvisor to AC Alternatives Income Fund.  Bain is primarily engaged in the investment management business.  Information about the officers and partners of Sankaty are included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-69068) and is incorporated herein by reference.

Sirios Capital Management, L.P. ("Sirios") serves as subadvisor to AC Alternatives Long Short Fund.  Sirios is primarily engaged in the investment management business.  Information about the officers and partners of Sirios are included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-73570) and is incorporated herein by reference.

Three Bridges Capital, LP ("Three Bridges") serves as subadvisor to AC Alternatives Long Short Fund.  Three Bridges is primarily engaged in the investment management business.  Information about the officers and partners of Three Bridges are included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-73041) and is incorporated herein by reference.

Columbia Management Investment Advisers, LLC (“Columbia”) serves as subadvisor to AC Alternatives Long Short Fund. Columbia is primarily engage in the investment management business. Information about the officers and partners of Columbia are included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-25943) and is incorporated herein by reference.

Item 32. Principal Underwriters

I.     (a)     American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century Growth Funds, Inc.
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a wholly-owned subsidiary of American Century Companies, Inc.

(b)     The following is a list of the directors, executive officers and partners of ACIS as of March 15, 2017:

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Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Peter Cieszko	Director, President and Chief Executive Officer	none

Sheila Hartnett-Devlin	Director and Senior Vice President	none

Joe Schultz	Director and Senior Vice President	none

Jay Hummel	Senior Vice President	none

Gary P. Kostuke	Senior Vice President	none

Richard T. Luchinsky	Senior Vice President	none

Andy Provencher	Senior Vice President	none

Michael J. Raddie	Senior Vice President	none

Adam Sokolic	Senior Vice President	none

Elizabeth A. Young	Chief Privacy Officer, Senior AML Officer and Vice President	none

Ward D. Stauffer	Secretary	Secretary

Charles A. Etherington	Assistant Secretary and General Counsel	Senior Vice President and General Counsel

Brian L. Brogan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Otis H. Cowan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Janet A. Nash	Assistant Secretary	Assistant Vice President and Assistant Secretary

David H. Reinmiller	Assistant Secretary	Vice President

Ryan Ander	Vice President	none

Jennifer L. Barron	Vice President	none

Matthew R. Beck	Vice President	none

Stacey L. Belford	Vice President	none

Michael Bell	Vice President	none

Bradley Bendle	Vice President	none

Hayden S. Berk	Vice President	none

Stacy Bernstein	Vice President	none

Andrew M. Billingsley	Vice President	none

James D. Blythe	Vice President	none

Don Bonder	Vice President	none

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Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant
Bruce W. Caldwell	Vice President	none

Alan D. Chingren	Vice President	none

William Collins	Vice President	none

Chatten Cowherd	Vice President	none

D. Alan Critchell, Jr.	Vice President	none

Terry Daugherty	Vice President	none

Mark Davis	Vice President	none

Ellen DeNicola	Vice President	none

Christopher J. DeSimone	Vice President	none

David P. Donovan	Vice President	none

Gabriel Dorman	Vice President	none

Ryan C. Dreier	Vice President	none

Devon Drew	Vice President	none

Joseph G. Eck	Vice President	none

Kevin G. Eknaian	Vice President	none

Catherine Ellis	Vice President	none

Sean Ensminger	Vice President	none

Gregg Erdman	Vice President	none

Christopher Van Evans	Vice President	none

Jason Fain	Vice President	none

Jill A. Farrell	Vice President	none

Nathan Freeman	Vice President	none

Michael C. Galkoski	Vice President	none

Diane Gallagher	Vice President	none

Gregory O. Garvin	Vice President	none

Glenn Godin	Vice President	none

Wendy Goodyear	Vice President	none

Timothy R. Guay	Vice President	none

Brett G. Hart	Vice President	none

Stacey L. Hoffman	Vice President	none

14

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant
Tom Horning	Vice President	none

Robert O. Houston	Vice President	none

Terence M. Huddle	Vice President	none

Matthew P. Huss	Vice President	none

Jennifer Ison	Vice President	none

Christopher T. Jackson	Vice President	none

Michael A. Jackson	Vice President	none

Cindy A. Johnson	Vice President	none

Phillip J. Joyce	Vice President	none

Wesley S. Kabance	Vice President	none

Matthew S. Kives	Vice President	none

Matthew Kobata	Vice President	none

Greg Koleno	Vice President	none

William L. Kreiling	Vice President	none

Joshua Kurtz	Vice President	none

John A. Leis	Vice President	none

Edward Lettieri	Vice President	none

Valeriya Litvak	Vice President	none

Dennis Logan	Vice President	none

Franklin Longo	Vice President	none

Susan Lumpp	Vice President	none

Brian Mayfield	Vice President	none

Thomas C. McCarthy	Vice President	none

Jeff McCroy	Vice President	none

Walter McGhee	Vice President	none

Joseph P. McGivney, Jr.	Vice President	none

Marek Michejada	Vice President	none

Bobby Miller	Vice President	none

Christopher M. Monachino	Vice President	none

Nate Morris	Vice President	none

15

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant
Susan M. Morris	Vice President	none

David M. Murphy	Vice President	none

Kelly A. Ness	Vice President	none

John E. O’Connor	Vice President	none

Scott Pawlich	Vice President	none

Christy A. Poe	Vice President	none

William Rader	Vice President	none

Cheryl Redline	Vice President and Treasurer	none

Hunter Rodgers	Vice President	none

Gerald M. Rossi	Vice President	none

Brett A. Round	Vice President	none

Brian Schappert	Vice President	none

Keith Seidman	Vice President	none

Paul Shahrokhi	Vice President	none

Tracey L. Shank	Vice President	none

Amy D. Shelton	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer

Steven Silverman	Vice President	none

Richard Smith	Vice President	none

Debra K. Stalnaker	Vice President	none

Robert Timothy Stidham	Vice President	none

Michael W. Suess	Vice President	none

Michael T. Sullivan	Vice President	none

Lindsey Thompson	Vice President	none

Stephen C. Thune	Vice President	none

Jason Tucker	Vice President	none

Tina Ussery-Franklin	Vice President	none

Ryan VanSickle	Vice President	none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

(c)     Not applicable.

16

Item 33. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Investment Management, Inc., 4500 Main Street, Kansas City, MO 64111 and 1665 Charleston Road, Mountain View, CA 94043; American Century Services, LLC, 4500 Main Street, Kansas City, MO 64111; JP Morgan Chase Bank, 4 Metro Tech Center, Brooklyn, NY 11245; and State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111. Certain records relating to the day-to-day management of the funds are kept in the offices of their subadvisors, Perella Weinberg Partners Capital Management LP, 7979 East Tufts Avenue, Suite 700, Denver Colorado 80237; Arrowpoint Asset Management, LLC,100 Fillmore Street, Suite 325, Denver Colorado 80206; Columbia Management Investment Advisers, LLC, 100 Park Avenue, New York, New York 10017; Good Hill Partners LP, One Greenwich Office Park, Greenwich, Connecticut 06831; Levin Capital Strategies, LP, 595 Madison Avenue, 17th Floor, New York, New York 10022; MAST Capital Management, LLC, John Hancock Tower, 200 Clarendon Street, 51st Floor, Boston, Massachusetts 02116; Passport Capital, LLC, One Market Street, Steuart Tower, Suite 2200, San Francisco, California 94105; Bain Capital Credit, LP, 200 Clarendon Street, Boston, Massachusetts 02116; Sirios Capital Management, L.P., One International Place, 30th Floor, Boston, Massachusetts 02110; and Three Bridges Capital, LP, 810 Seventh Avenue, 32nd Floor, New York, New York 10019.

Item 34. Management Services - Not applicable.

Item 35. Undertakings - Not applicable.

17

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 7th day of April 2017.

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC. (Registrant)
By: * ___________________________________ Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

*	President and Director	April 7, 2017
Jonathan S. Thomas

*	Vice President, Treasurer and Chief Financial Officer	April 7, 2017
C. Jean Wade

*	Director	April 7, 2017
Barry Fink

*	Director	April 7, 2017
Andrea C. Hall, Ph.D.

*	Director	April 7, 2017
Jan M. Lewis

*	Chairman of the Board and Director	April 7, 2017
James A. Olson

*	Director	April 7, 2017
M. Jeannine Strandjord

*	Director	April 7, 2017
John R. Whitten

*	Director	April 7, 2017
Stephen E. Yates

*By:	/s/ Ryan Blaine
Ryan Blaine
Attorney in Fact
(pursuant to Power of Attorney dated March 3, 2016)

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT

EXHIBIT (j)	Consent of Deloitte & Touche LLP, independent registered public accounting firm, dated April 6, 2017